Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (38.0%)
		Communication Services (2.7%)
7,500,000		Bandwidth, Inc.~
		0.500%, 04/01/28	$5,873,550
1,000,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	6,622,810
15,000,000		Live Nation Entertainment, Inc.~^
		3.125%, 01/15/29	17,100,750
		Lyft, Inc.~
8,000,000		1.500%, 05/15/25	7,700,720
6,000,000		0.625%, 03/01/29*	5,649,300
15,000,000		Match Group Financeco 2, Inc.~*
		0.875%, 06/15/26	13,910,400
15,000,000		Match Group Financeco 3, Inc.~^*
		2.000%, 01/15/30	13,282,950
43,589,000		Perficient, Inc.~
		0.125%, 11/15/26	42,780,424
		Sea, Ltd.~
80,040,000		0.250%, 09/15/26	70,676,921
9,614,000		1.000%, 12/01/24	12,841,804
		Snap, Inc.
60,897,000		0.000%, 05/01/27~	51,055,436
40,000,000		0.125%, 03/01/28~	31,883,600
8,952,000		0.500%, 05/01/30^*	8,362,958
4,000,000		0.250%, 05/01/25	3,979,000
7,500,000		Sphere Entertainment Company~*
		3.500%, 12/01/28	10,882,275
23,479,000		TechTarget, Inc.
		0.000%, 12/15/26	22,758,195
15,000,000		TripAdvisor, Inc.~
		0.250%, 04/01/26	13,750,050
4,000,000		Weibo Corp.*
		1.375%, 12/01/30	3,776,880
20,000,000		Ziff Davis, Inc.~^
		1.750%, 11/01/26	18,180,400
		Zillow Group, Inc.~
18,000,000		0.750%, 09/01/24	20,111,400
6,000,000		1.375%, 09/01/26^	7,448,580
			388,628,403
		Consumer Discretionary (7.9%)
91,893,000		Airbnb, Inc.~
		0.000%, 03/15/26	84,304,476
150,000,000		Alibaba Group Holding, Ltd.~*
		0.500%, 06/01/31	150,825,000
2,800,000		Booking Holdings, Inc.~
		0.750%, 05/01/25	5,525,436
		Carnival Corp.~
22,500,000		5.750%, 10/01/24	37,679,400
20,000,000		5.750%, 12/01/27	30,236,200
3,009,000		Cheesecake Factory, Inc.~
		0.375%, 06/15/26	2,755,943
12,500,000		Cracker Barrel Old Country Store, Inc.~
		0.625%, 06/15/26	11,154,000
35,000,000	EUR	Delivery Hero, SE
		1.500%, 01/15/28	30,181,407
25,000,000		DISH Network Corp.
		0.000%, 12/15/25	18,365,250
50,000,000		DraftKings Holdings, Inc.~
		0.000%, 03/15/28	42,368,500
		Etsy, Inc.
50,000,000		0.250%, 06/15/28	40,284,000
30,000,000		0.125%, 10/01/26~^	31,059,000
18,500,000		Farfetch, Ltd.@
		3.750%, 05/01/27	325,230
30,000,000		Fiverr International, Ltd.~
		0.000%, 11/01/25	27,915,000
12,500,000		Ford Motor Company~
		0.000%, 03/15/26	12,149,875
6,500,000		Groupon, Inc.~
		1.125%, 03/15/26	5,633,355
15,000,000		Guess?, Inc.~
		3.750%, 04/15/28	18,251,550
20,000,000		JD.com, Inc.^*
		0.250%, 06/01/29	18,761,400
15,000,000		Li Auto, Inc.
		0.250%, 05/01/28	15,177,150
10,000,000		Liberty Broadband Corp.~^*
		3.125%, 03/31/53	10,176,900
45,000,000		Lucid Group, Inc.~*
		1.250%, 12/15/26	28,322,550
13,000,000		Luminar Technologies, Inc.~*
		1.250%, 12/15/26	5,593,770
		Marriott Vacations Worldwide Corp.~
10,000,000		3.250%, 12/15/27^	9,189,800
7,000,000		0.000%, 01/15/26	6,439,300
20,000,000		Meituan
		0.000%, 04/27/27	19,165,000
5,000,000		Meritage Homes Corp.~^*
		1.750%, 05/15/28	5,536,000
		NIO, Inc.*
25,000,000		3.875%, 10/15/29	16,227,250
15,000,000		4.625%, 10/15/30	9,437,700
20,000,000	GBP	Ocado Group, PLC
		0.750%, 01/18/27	20,832,085
12,500,000		Peloton Interactive, Inc.*
		5.500%, 12/01/29	13,026,125
5,000,000		Porch Group, Inc.~*
		0.750%, 09/15/26	2,703,250
		Rivian Automotive, Inc.~
47,500,000		4.625%, 03/15/29	52,383,950
45,000,000		3.625%, 10/15/30*	43,475,850
40,000,000		Royal Caribbean Cruises, Ltd.~
		6.000%, 08/15/25	126,951,600
10,245,000		Shake Shack, Inc.~
		0.000%, 03/01/28	8,846,967
10,833,000		Stride, Inc.~
		1.125%, 09/01/27	16,486,743
25,000,000		Trip.com Group, Ltd.~*
		0.750%, 06/15/29	23,380,250
7,500,000		Vail Resorts, Inc.~
		0.000%, 01/01/26	6,917,025
		Wayfair, Inc.
57,500,000		3.500%, 11/15/28~	81,635,050
35,555,000		3.250%, 09/15/27~	41,395,265
12,500,000		1.000%, 08/15/26^	11,396,250
5,000,000		Winnebago Industries, Inc.~*
		3.250%, 01/15/30	4,997,500
7,029,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	6,980,078
			1,154,448,430
		Consumer Staples (0.3%)
36,755,000		Beyond Meat, Inc.~
		0.000%, 03/15/27	6,333,989

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

8,000,000		Freshpet, Inc.~
		3.000%, 04/01/28	$15,044,800
15,000,000		Post Holdings, Inc.~
		2.500%, 08/15/27	17,081,700
7,000,000		Spectrum Brands, Inc.^*
		3.375%, 06/01/29	6,794,830
			45,255,319
		Energy (0.1%)
15,000,000		Chesapeake Energy Corp.
		0.000%, 09/15/26	258,750
5,000,000		Northern Oil & Gas, Inc.~^
		3.625%, 04/15/29	6,370,050
6,000,000		World Kinect Corp.
		3.250%, 07/01/28	6,790,320
			13,419,120
		Financials (1.4%)
30,056,000		Affirm Holdings, Inc.~
		0.000%, 11/15/26	25,448,415
37,500,000		BofA Finance, LLC
		0.600%, 05/25/27	41,242,500
		Coinbase Global, Inc.~
45,468,000		0.250%, 04/01/30*	45,008,319
30,000,000		0.500%, 06/01/26^	30,994,500
11,000,000		Federal Realty OP, LP~*
		3.250%, 01/15/29	11,215,490
75,000,000	HKD	Link CB, Ltd.
		4.500%, 12/12/27	9,551,476
		Rexford Industrial Realty, LP*
7,500,000		4.375%, 03/15/27	7,618,650
7,500,000		4.125%, 03/15/29	7,640,250
10,000,000		SoFi Technologies, Inc.~*
		0.000%, 10/15/26	8,936,400
5,000,000		Starwood Property Trust, Inc.~
		6.750%, 07/15/27	5,268,750
15,000,000		Ventas Realty, LP
		3.750%, 06/01/26	16,333,200
			209,257,950
		Health Care (3.4%)
30,000,000		Alnylam Pharmaceuticals, Inc.~
		1.000%, 09/15/27	32,466,900
10,000,000		Amphastar Pharmaceuticals, Inc.~*
		2.000%, 03/15/29	9,871,200
		Bridgebio Pharma, Inc.~
10,000,000		2.500%, 03/15/27^	10,204,900
10,000,000		2.250%, 02/01/29	8,125,500
14,942,000		Cerevel Therapeutics Holdings, Inc.*
		2.500%, 08/15/27	17,269,067
3,759,000		Coherus Biosciences, Inc.~
		1.500%, 04/15/26	2,825,377
27,500,000		CONMED Corp.~
		2.250%, 06/15/27	24,768,425
3,188,000		CryoPort, Inc.~*
		0.750%, 12/01/26	2,724,816
30,000,000		Dexcom, Inc.~
		0.375%, 05/15/28	26,268,000
5,500,000		Enovis Corp.~*
		3.875%, 10/15/28	5,967,170
9,000,000		Envista Holdings Corp.~*
		1.750%, 08/15/28	7,760,160
15,000,000		Haemonetics Corp.~*
		2.500%, 06/01/29	15,381,300
37,000,000		Halozyme Therapeutics, Inc.~
		1.000%, 08/15/28	42,492,280
10,000,000		Innoviva, Inc.~
		2.125%, 03/15/28	9,517,400
9,000,000		Insmed, Inc.~
		0.750%, 06/01/28	20,511,990
27,500,000		Insulet Corp.~
		0.375%, 09/01/26	29,788,275
8,501,000		Integer Holdings Corp.~
		2.125%, 02/15/28	12,436,623
17,366,000		Ionis Pharmaceuticals, Inc.~
		1.750%, 06/15/28	19,599,094
5,000,000		iRhythm Technologies, Inc.*
		1.500%, 09/01/29	4,576,650
9,500,000		Ironwood Pharmaceuticals, Inc.~
		1.500%, 06/15/26	8,987,190
15,000,000		Jazz Investments I, Ltd.~^
		2.000%, 06/15/26	14,701,650
5,000,000		Lantheus Holdings, Inc.~
		2.625%, 12/15/27	7,494,000
7,250,000		Livongo Health, Inc.~
		0.875%, 06/01/25	6,920,995
10,000,000		Merit Medical Systems, Inc.~*
		3.000%, 02/01/29	11,746,900
5,000,000		Mesa Laboratories, Inc.
		1.375%, 08/15/25	4,754,950
10,000,000		Natera, Inc.~
		2.250%, 05/01/27	26,759,900
10,000,000		NeoGenomics, Inc.~
		0.250%, 01/15/28	8,149,700
12,500,000		Omnicell, Inc.~
		0.250%, 09/15/25	11,808,875
6,500,000		Pacira BioSciences, Inc.*
		2.125%, 05/15/29	5,392,530
45,000,000		Sarepta Therapeutics, Inc.~
		1.250%, 09/15/27	54,595,800
12,500,000		SmileDirectClub, Inc.*@
		0.000%, 02/01/26	12,750
5,000,000		Tandem Diabetes Care, Inc.*
		1.500%, 03/15/29	6,552,200
16,250,000		Teladoc Health, Inc.~^
		1.250%, 06/01/27	13,333,125
10,500,000		Veradigm, Inc.
		0.875%, 01/01/27	11,561,865
			495,327,557
		Industrials (2.0%)
5,000,000		Air Transport Services Group, Inc.*
		3.875%, 08/15/29	4,446,550
17,500,000		American Airlines Group, Inc.~
		6.500%, 07/01/25	17,913,175
20,000,000		Axon Enterprise, Inc.~
		0.500%, 12/15/27	28,105,600
11,000,000		Bloom Energy Corp.
		3.000%, 06/01/28	11,289,190
15,000,000		Chart Industries, Inc.~
		1.000%, 11/15/24	41,316,750
12,500,000		Fluor Corp.~^*
		1.125%, 08/15/29	15,338,500
7,000,000		Granite Construction, Inc.^
		3.750%, 05/15/28	11,024,650
6,600,000		Greenbrier Companies, Inc.~
		2.875%, 04/15/28	7,191,888
20,000,000		John Bean Technologies Corp.~
		0.250%, 05/15/26	18,475,600

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
16,467,000		Middleby Corp.~^
		1.000%, 09/01/25	$18,712,275
20,000,000	EUR	Rheinmetall, AG
		1.875%, 02/07/28	36,242,385
20,000,000	SGD	Singapore Airlines, Ltd.
		1.625%, 12/03/25	19,942,246
4,000,000		Stem, Inc.~*
		0.500%, 12/01/28	1,584,960
7,500,000		Tetra Tech, Inc.~*
		2.250%, 08/15/28	9,090,675
32,000,000		Uber Technologies, Inc.~*
		0.875%, 12/01/28	35,772,160
20,000,000		Upwork, Inc.~
		0.250%, 08/15/26	17,930,200
15,000,000		Virgin Galactic Holdings, Inc.~*
		2.500%, 02/01/27	4,638,450
			299,015,254
		Information Technology (16.0%)
5,000,000		Advanced Energy Industries, Inc.~*
		2.500%, 09/15/28	5,428,050
		Akamai Technologies, Inc.~
55,000,000		0.125%, 05/01/25	60,837,150
48,500,000		0.375%, 09/01/27	49,405,980
45,000,000		1.125%, 02/15/29*	44,858,250
20,000,000		Alarm.com Holdings, Inc.~*
		2.250%, 06/01/29	20,750,800
10,000,000		Altair Engineering, Inc.~
		1.750%, 06/15/27	13,453,000
16,398,000		Bentley Systems, Inc.~
		0.125%, 01/15/26	16,208,111
15,000,000		BigCommerce Holdings, Inc.
		0.250%, 10/01/26	13,171,500
20,000,000		BILL Holdings, Inc.~
		0.000%, 04/01/27	17,250,800
24,000,000		Blackline, Inc.
		0.125%, 08/01/24	23,978,160
15,000,000		BlackLine, Inc.~*
		1.000%, 06/01/29	14,490,900
		Block, Inc.~
60,000,000		0.125%, 03/01/25	58,074,000
20,000,000		0.250%, 11/01/27^	16,798,800
17,000,000		0.000%, 05/01/26	15,323,630
25,000,000		Box, Inc.~
		0.000%, 01/15/26	29,583,000
60,000,000		Cloudflare, Inc.~^
		0.000%, 08/15/26	54,996,600
55,000,000		Confluent, Inc.~
		0.000%, 01/15/27	47,956,150
10,000,000		CSG Systems International, Inc.~*
		3.875%, 09/15/28	9,712,200
15,000,000		CyberArk Software, Ltd.~
		0.000%, 11/15/24	24,474,900
50,000,000		DigitalOcean Holdings, Inc.~
		0.000%, 12/01/26	42,562,500
		Dropbox, Inc.~
27,750,000		0.000%, 03/01/28	26,015,902
23,000,000		0.000%, 03/01/26	21,806,070
		Enphase Energy, Inc.~
16,000,000		0.000%, 03/01/28^	13,912,480
10,000,000		0.000%, 03/01/26	9,268,400
		Envestnet, Inc.~
36,932,000		0.750%, 08/15/25	36,081,456
10,000,000		2.625%, 12/01/27	10,509,300
10,000,000		Evolent Health, Inc.~*
		3.500%, 12/01/29	9,893,500
		Five9, Inc.~
29,528,000		1.000%, 03/15/29^*	26,676,776
15,000,000		0.500%, 06/01/25	14,340,900
17,000,000		Guidewire Software, Inc.~^
		1.250%, 03/15/25	22,810,770
21,000,000		Infinera Corp.~
		3.750%, 08/01/28	22,698,690
13,000,000		Insight Enterprises, Inc.~^
		0.750%, 02/15/25	42,510,650
10,000,000		Interdigital, Inc.~
		3.500%, 06/01/27	16,312,500
		Itron, Inc.
15,000,000		1.375%, 07/15/30^*	15,275,700
15,000,000		0.000%, 03/15/26~	15,392,400
15,000,000		Jamf Holding Corp.~
		0.125%, 09/01/26	13,559,850
8,000,000		Lenovo Group, Ltd.
		2.500%, 08/26/29	10,421,600
17,500,000		LivePerson, Inc.
		0.000%, 12/15/26	8,541,400
		Lumentum Holdings, Inc.
50,500,000		0.500%, 12/15/26~	46,557,970
12,500,000		0.500%, 06/15/28~	10,012,500
10,000,000		1.500%, 12/15/29	9,901,100
10,000,000		Marathon Digital Holdings, Inc.~
		1.000%, 12/01/26	8,903,600
20,000,000		Microchip Technology, Inc.~*
		0.750%, 06/01/30	20,129,600
		MicroStrategy, Inc.
30,000,000		0.875%, 03/15/31~*	28,918,800
25,000,000		0.625%, 03/15/30~*	31,580,000
24,523,000		0.000%, 02/15/27~	32,552,566
20,000,000		2.250%, 06/15/32*	21,049,600
15,000,000		MKS Instruments, Inc.*
		1.250%, 06/01/30	15,829,200
65,500,000		MongoDB, Inc.~
		0.250%, 01/15/26	86,861,515
40,000,000		NCL Corp., Ltd.~^
		1.125%, 02/15/27	37,411,200
10,000,000		Nova, Ltd.~
		0.000%, 10/15/25	27,707,200
8,960,000		Nutanix, Inc.~
		0.250%, 10/01/27	9,860,659
22,500,000		Okta, Inc.~
		0.125%, 09/01/25	21,276,225
		ON Semiconductor Corp.^
70,000,000		0.000%, 05/01/27~	108,735,200
40,000,000		0.500%, 03/01/29	41,268,800
5,000,000		OSI Systems, Inc.*
		2.250%, 08/01/29	5,001,400
10,000,000		PagerDuty, Inc.~*
		1.500%, 10/15/28	10,319,400
100,000,000		Palo Alto Networks, Inc.~
		0.375%, 06/01/25	326,532,000
11,000,000		Parsons Corp.~*
		2.625%, 03/01/29	12,628,660
22,500,000		Pegasystems, Inc.~
		0.750%, 03/01/25	21,826,350
		Progress Software Corp.~
12,500,000		1.000%, 04/15/26	13,684,500
10,000,000		3.500%, 03/01/30*	10,658,200
5,000,000		PROS Holdings, Inc.~
		2.250%, 09/15/27	4,645,300
30,625,000		Q2 Holdings, Inc.~
		0.125%, 11/15/25	28,770,044

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Rapid7, Inc.~
19,500,000		0.250%, 03/15/27	$17,492,865
10,000,000		1.250%, 03/15/29^*	9,209,200
		RingCentral, Inc.
41,100,000		0.000%, 03/15/26~	37,447,854
2,353,000		0.000%, 03/01/25	2,267,398
20,000,000		Seagate HDD Cayman~*
		3.500%, 06/01/28	27,290,000
		Shift4 Payments, Inc.~^
31,432,000		0.500%, 08/01/27	29,483,216
15,000,000		0.000%, 12/15/25	16,296,150
15,000,000		Shopify, Inc.~
		0.125%, 11/01/25	14,082,000
75,000,000		Spotify USA, Inc.~
		0.000%, 03/15/26	73,078,500
25,000,000		Super Micro Computer, Inc.~*
		0.000%, 03/01/29	23,713,750
35,336,000		Unity Software, Inc.~
		0.000%, 11/15/26	30,763,875
3,000,000		Varonis Systems, Inc.
		1.250%, 08/15/25	5,452,530
10,000,000		Verint Systems, Inc.~
		0.250%, 04/15/26	9,425,100
5,000,000		Veritone, Inc.
		1.750%, 11/15/26	1,618,700
5,000,000		Vertex, Inc.*
		0.750%, 05/01/29	6,426,800
10,000,000		Vishay Intertechnology, Inc.~*
		2.250%, 09/15/30	9,976,800
45,000,000		Western Digital Corp.~*
		3.000%, 11/15/28	65,652,300
		Wolfspeed, Inc.~
22,473,000		0.250%, 02/15/28	11,954,288
20,000,000		1.875%, 12/01/29	9,970,400
10,000,000		1.750%, 05/01/26	8,547,900
		Workiva, Inc.
17,862,000		1.250%, 08/15/28~*	16,078,837
7,516,000		1.125%, 08/15/26	8,456,026
7,200,000		Xerox Holdings Corp.~*
		3.750%, 03/15/30	5,645,952
			2,348,294,855
		Materials (0.8%)
15,000,000		Amyris, Inc.@
		0.000%, 11/15/26	412,350
10,000,000		ATI, Inc.~^
		3.500%, 06/15/25	43,780,200
3,124,000		Lithium Americas Corp.^
		1.750%, 01/15/27	2,369,491
10,000,000		MP Materials Corp.~*
		3.000%, 03/01/30	9,240,700
50,000,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	54,022,128
			109,824,869
		Other (0.1%)
10,000,000		QIAGEN, NV
		0.000%, 12/17/27	9,288,400

		Real Estate (0.4%)
35,000,000		Redfin Corp.~
		0.500%, 04/01/27	20,812,400
		Welltower OP, LLC^*
18,082,000		3.125%, 07/15/29	18,936,375
15,000,000		2.750%, 05/15/28~	18,431,250
			58,180,025
		Utilities (2.9%)
25,000,000		Alliant Energy Corp.~
		3.875%, 03/15/26	25,353,250
39,542,000		American Water Capital Corp.~
		3.625%, 06/15/26	39,879,293
25,000,000		CenterPoint Energy, Inc.*
		4.250%, 08/15/26	24,870,750
15,040,000		CMS Energy Corp.~
		3.375%, 05/01/28	15,348,922
40,000,000		Duke Energy Corp.~
		4.125%, 04/15/26	41,160,000
22,500,000		Evergy, Inc.~*
		4.500%, 12/15/27	23,728,725
30,000,000		FirstEnergy Corp.~
		4.000%, 05/01/26	30,544,800
25,000,000		NextEra Energy Capital Holdings, Inc.~^*
		3.000%, 03/01/27	30,159,250
22,752,000		PG&E Corp.~*
		4.250%, 12/01/27	23,519,652
10,000,000		Pinnacle West Capital Corp.*
		4.750%, 06/15/27	10,550,700
21,922,000		PPL Capital Funding, Inc.~
		2.875%, 03/15/28	21,789,591
		Southern Company~
50,000,000		3.875%, 12/15/25^	52,981,500
45,000,000		4.500%, 06/15/27*	47,154,150
8,000,000		Sunnova Energy International, Inc.~
		2.625%, 02/15/28	3,790,960
		WEC Energy Group, Inc.*
20,000,000		4.375%, 06/01/27	20,490,400
20,000,000		4.375%, 06/01/29	20,633,200
			431,955,143
		TOTAL CONVERTIBLE BONDS
		(Cost $5,216,288,277)	5,562,895,325

CORPORATE BONDS (1.5%)
		Airlines (0.0%)
1,800,000		Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.~*
		6.500%, 06/20/27	1,818,414

		Communication Services (0.1%)
		Comcast Corp.~
3,257,000		3.375%, 08/15/25	3,206,158
3,000,000		5.250%, 11/07/25	3,017,430
3,214,000		Netflix, Inc.~*
		3.625%, 06/15/25	3,170,097
2,500,000		Verizon Communications, Inc.
		1.450%, 03/20/26	2,376,600
			11,770,285
		Consumer Discretionary (0.2%)
5,000,000		American Honda Finance Corp.~^
		4.750%, 01/12/26	4,999,750
5,000,000		AutoZone, Inc.~
		5.050%, 07/15/26	5,028,850
4,000,000		BorgWarner, Inc.~*
		5.000%, 10/01/25	3,977,720

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
5,000,000	Cargill, Inc.~*
	4.875%, 10/10/25	$5,005,800
5,000,000	General Motors Financial Company, Inc.~
	1.250%, 01/08/26	4,735,150
5,000,000	Lowe's Companies, Inc.~
	4.400%, 09/08/25	4,964,050
1,859,000	VF Corp.~
	2.400%, 04/23/25	1,816,038
		30,527,358
	Consumer Staples (0.1%)
5,000,000	Dollar General Corp.~
	4.150%, 11/01/25	4,937,100
5,000,000	General Mills, Inc.~
	5.241%, 11/18/25	5,003,650
		9,940,750
	Energy (0.1%)
5,000,000	Enterprise Products Operating, LLC~
	5.050%, 01/10/26	5,021,950
5,000,000	MPLX, LP~
	4.875%, 06/01/25	4,976,900
3,000,000	Williams Companies, Inc.~
	5.400%, 03/02/26	3,021,000
		13,019,850
	Financials (0.5%)
5,000,000	Bank of America Corp.~^‡
	1.530%, 12/06/25
	SOFR + 0.65%	4,930,300
	Bank of Montreal~
5,000,000	4.250%, 09/14/24	4,991,300
1,000,000	5.200%, 12/12/24	999,170
5,000,000	Bank of NY Mellon Corp.~‡
	4.414%, 07/24/26
	SOFR + 1.35%	4,959,150
3,500,000	Citizens Bank NA~‡
	6.064%, 10/24/25
	SOFR + 1.45%	3,491,320
5,000,000	Huntington National Bank~‡
	5.699%, 11/18/25
	SOFR + 1.22%	4,996,300
2,000,000	Intercontinental Exchange, Inc.~^
	3.650%, 05/23/25	1,975,100
5,000,000	JPMorgan Chase & Company~‡
	2.595%, 02/24/26
	SOFR + 0.92%	4,923,600
5,000,000	Mondelez International Holdings Netherlands, BV~^*
	4.250%, 09/15/25	4,956,400
208,000	Nasdaq, Inc.
	5.650%, 06/28/25	208,753
5,000,000	PayPal Holdings, Inc.~
	2.650%, 10/01/26	4,795,500
5,000,000	PNC Financial Services Group, Inc.~‡
	5.671%, 10/28/25
	SOFR + 1.09%	5,000,450
5,000,000	State Street Corp.~‡
	5.751%, 11/04/26
	SOFR + 1.35%	5,040,400
5,000,000	Toronto-Dominion Bank~
	3.766%, 06/06/25	4,944,250
5,000,000	Toyota Motor Credit Corp.~^
	3.950%, 06/30/25	4,956,600
5,000,000	Truist Financial Corp.~^‡
	5.900%, 10/28/26
	SOFR + 1.63%	5,039,450
5,000,000	US Bancorp~‡
	5.727%, 10/21/26
	SOFR + 1.43%	5,039,100
		71,247,143
	Health Care (0.2%)
5,000,000	Amgen, Inc.~
	5.250%, 03/02/25	4,996,050
4,860,000	Baxter International, Inc.~
	1.322%, 11/29/24	4,792,009
5,000,000	CVS Health Corp.~
	5.000%, 02/20/26	4,997,800
5,000,000	Elevance Health, Inc.~
	5.350%, 10/15/25	5,016,850
4,283,000	Gilead Sciences, Inc.~
	3.500%, 02/01/25	4,243,339
5,000,000	UnitedHealth Group, Inc.~
	5.150%, 10/15/25	5,022,050
5,000,000	Zoetis, Inc.~
	5.400%, 11/14/25	5,026,850
		34,094,948
	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~
	4.950%, 10/15/25	2,504,400
3,830,000	RTX Corp.~
	3.950%, 08/16/25	3,787,487
5,000,000	Siemens Financieringsmaatschappij, NV*
	3.250%, 05/27/25	4,928,450
		11,220,337
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~
	3.400%, 06/27/26	3,402,175
3,000,000	Mercedes-Benz Finance North America, LLC~*
	5.375%, 11/26/25	3,020,160
1,750,000	Roper Technologies, Inc.~
	2.350%, 09/15/24	1,742,335
5,000,000	Take-Two Interactive Software, Inc.~
	5.000%, 03/28/26	5,007,700
		13,172,370
	Materials (0.0%)
3,417,000	Sherwin-Williams Company~
	4.050%, 08/08/24	3,415,736

	Other (0.0%)
5,000,000	Diageo Capital, PLC~
	5.200%, 10/24/25	5,020,400

	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~
	5.450%, 10/30/25	5,033,100
5,000,000	Southern Company~
	5.150%, 10/06/25	5,005,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
5,000,000	WEC Energy Group, Inc.~
	5.000%, 09/27/25	$4,995,100
		15,033,200
	Total CORPORATE BONDS
	(Cost $219,512,595)	220,280,791

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.1%)
	Financials (0.4%)
849,428	Apollo Global Management, Inc.~
	6.750%, 07/31/26	57,761,104

	Health Care (0.1%)
300,000	Brightspring Health Services, Inc.~
	6.750%, 02/01/27	14,451,000

	Industrials (0.2%)
396,461	Chart Industries, Inc.~
	6.750%, 12/15/25	24,667,803
47,143	RBC Bearings, Inc.~
	5.000%, 10/15/24	6,082,390
		30,750,193
	Materials (0.1%)
500,000	Albemarle Corp.~
	7.250%, 03/01/27	22,360,000

	Utilities (0.3%)
	NextEra Energy, Inc.
500,000	7.299%, 06/01/27#	26,025,000
300,000	6.926%, 09/01/25~^	13,248,000
		39,273,000
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $148,378,660)	164,595,297

Common Stocks (58.7%)
	Communication Services (5.1%)
915,485	Alphabet, Inc. - Class A~	157,042,297
1,059,610	Alphabet, Inc. - Class C~	183,471,471
995,336	AT&T, Inc.	19,160,218
816,003	Comcast Corp. - Class A~	33,676,444
147,498	Fox Corp. - Class A	5,610,824
183,773	Match Group, Inc.#	7,009,102
407,941	Meta Platforms, Inc. - Class A~	193,702,625
82,106	Netflix, Inc.~#	51,591,305
131,439	T-Mobile U.S., Inc.	23,958,701
500,000	TEGNA, Inc.~	7,965,000
759,557	Verizon Communications, Inc.~	30,777,250
368,413	Walt Disney Company~	34,516,614
		748,481,851
	Consumer Discretionary (5.8%)
1,642,401	Amazon.com, Inc.~#	307,096,139
140,578	Aptiv, PLC#	9,754,707
6,839	Booking Holdings, Inc.~	25,406,953
186,104	Caesars Entertainment, Inc.#	7,434,855
659,298	Capri Holdings, Ltd.~#	22,112,855
589,415	Carnival Corp.#	9,819,654
434,294	Chipotle Mexican Grill, Inc.#	23,590,850
52,143	Darden Restaurants, Inc.~	7,627,999
158,404	DR Horton, Inc.~	28,501,632
148,542	eBay, Inc.	8,260,421
758,371	Ford Motor Company~	8,205,574
284,721	General Motors Company	12,618,835
197,199	Home Depot, Inc.~	72,600,784
100,000	iRobot Corp.~#	1,179,000
169,445	Las Vegas Sands Corp.	6,721,883
159,533	Lowe's Companies, Inc.~	39,166,947
36,235	Lululemon Athletica, Inc.#	9,372,545
125,978	McDonald's Corp.	33,434,561
26,250	Next.e.GO, NV#	3
267,278	NIKE, Inc. - Class B~	20,008,431
405,223	Norwegian Cruise Line Holdings, Ltd.^#	7,468,260
15,924	O'Reilly Automotive, Inc.#	17,935,838
90,040	Ross Stores, Inc.~	12,896,429
218,680	Starbucks Corp.~	17,046,106
486,736	Tesla, Inc.#	112,956,824
247,451	TJX Companies, Inc.~	27,966,912
		849,184,997
	Consumer Staples (3.6%)
1,983,214	Albertsons Companies, Inc. - Class A	39,327,134
366,555	Altria Group, Inc.~	17,964,861
149,100	Archer-Daniels-Midland Company~	9,245,691
15,847	Boston Beer Company, Inc. - Class A#	4,440,488
95,820	Church & Dwight Company, Inc.	9,391,318
635,768	Coca-Cola Company	42,431,156
147,741	Colgate-Palmolive Company~	14,654,430
74,056	Constellation Brands, Inc. - Class A	18,155,569
58,675	Costco Wholesale Corp.~	48,230,850
45,229	Dollar General Corp.~	5,445,119
81,700	Dollar Tree, Inc.#	8,524,578
56,215	Estee Lauder Companies, Inc. - Class A	5,599,576
161,598	General Mills, Inc.	10,849,690
119,108	Kellogg Company	6,926,130
88,771	Kimberly-Clark Corp.	11,988,524
212,784	Kroger Company	11,596,728
277,808	Mirati Therapeutics, Inc.#‡ ‡‡	277,808
419,074	Mondelez International, Inc. - Class A	28,643,708
184,486	Monster Beverage Corp.#	9,491,805
195,492	PepsiCo, Inc.~	33,755,604
350,197	Philip Morris International, Inc.~	40,328,686
343,940	Procter & Gamble Company	55,291,794
159,868	Sysco Corp.	12,253,882
98,927	Target Corp.~	14,879,610
975,910	Walmart, Inc.~	66,986,462
		526,681,201
	Energy (2.8%)
380,333	Chevron Corp.	61,032,036
244,108	ConocoPhillips~	27,144,810
788,600	Diamond Offshore Drilling, Inc.#	12,948,812
73,061	EOG Resources, Inc.~	9,264,135
686,798	Exxon Mobil Corp.~	81,447,375
484,075	Hess Corp.	74,266,786
505,642	Kinder Morgan, Inc.	10,684,215
152,827	Marathon Petroleum Corp.	27,053,436

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
156,933	Occidental Petroleum Corp.	$9,544,665
101,361	ONEOK, Inc.	8,446,412
71,143	Phillips 66~	10,349,884
225,532	Schlumberger, NV	10,890,940
6,284,615	Southwestern Energy Company#	40,535,767
68,828	Valero Energy Corp.~	11,130,864
255,129	Williams Companies, Inc.	10,955,239
		405,695,376
	Financials (7.1%)
125,680	Aflac, Inc.~	11,987,360
98,051	Allstate Corp.~	16,778,487
112,219	American Express Company~	28,395,896
49,131	Ameriprise Financial, Inc.	21,129,769
87,649	Arthur J Gallagher & Company	24,847,615
73,693	Assurant, Inc.~	12,886,695
1,992,606	Bank of America Corp.~	80,321,948
182,976	Bank of New York Mellon Corp.	11,906,248
264,515	Berkshire Hathaway, Inc. - Class B~#	115,989,828
18,984	BlackRock, Inc.~	16,639,476
96,400	Blackstone, Inc.	13,703,260
87,124	Cboe Global Markets, Inc.	15,988,125
343,871	Charles Schwab Corp.~	22,416,950
112,967	Chubb, Ltd.~	31,140,483
277,294	Citigroup, Inc.~	17,990,835
39,483	CME Group, Inc.	7,648,252
111,049	Discover Financial Services	15,989,946
116,485	Fiserv, Inc.#	19,053,451
66,026	Global Payments, Inc.	6,710,883
106,431	Goldman Sachs Group, Inc.~	54,176,572
416,130	Huntington Bancshares, Inc.	6,221,144
44,016	Jack Henry & Associates, Inc.	7,547,864
481,418	JPMorgan Chase & Company~	102,445,750
48,839	M&T Bank Corp.	8,408,611
135,492	Marsh & McLennan Companies, Inc.	30,156,454
166,703	Mastercard, Inc. - Class A	77,301,848
147,626	MetLife, Inc.~	11,345,058
249,225	Morgan Stanley~	25,722,512
78,228	Northern Trust Corp.	6,934,912
133,359	PayPal Holdings, Inc.#	8,772,355
58,789	Prudential Financial, Inc.~	7,367,437
51,030	S&P Global, Inc.	24,735,772
73,883	State Street Corp.~	6,277,839
65,529	Travelers Companies, Inc.~	14,183,097
149,408	US Bancorp	6,705,431
357,923	Visa, Inc. - Class A~	95,089,403
929,214	Wells Fargo & Company~	55,139,559
		1,040,057,125
	Health Care (7.0%)
254,226	Abbott Laboratories	26,932,702
318,899	AbbVie, Inc.~	59,098,363
168,316	Agilent Technologies, Inc.	23,799,882
397,347	Amedisys, Inc.#	38,959,873
71,485	Amgen, Inc.~	23,766,618
188,135	Baxter International, Inc.	6,738,996
61,099	Becton Dickinson & Co	14,728,525
36,558	Biogen, Inc.~#	7,794,166
572,959	Boston Scientific Corp.#	42,330,211
516,993	Bristol-Myers Squibb Company~	24,588,187
115,758	Centene Corp.#	8,904,105
49,260	Cigna Group	17,175,484
217,598	CVS Health Corp.~	13,127,687
147,669	Danaher Corp.~	40,916,126
99,835	Dexcom, Inc.#	6,770,810
167,083	Edwards Lifesciences Corp.~#	10,534,583
150,595	Eli Lilly & Company~	121,119,041
63,103	GE Healthcare, Inc.	5,340,407
231,123	Gilead Sciences, Inc.	17,579,215
49,776	HCA Healthcare, Inc.	18,071,177
30,192	Humana, Inc.	10,917,729
83,228	Intuitive Surgical, Inc.#	37,004,001
50,695	IQVIA Holdings, Inc.#	12,482,630
400,416	Johnson & Johnson~	63,205,666
44,778	Labcorp Holdings, Inc.	9,646,972
31,369	McKesson Corp.	19,355,300
266,081	Medtronic, PLC	21,371,626
503,558	Merck & Company, Inc.~	56,967,517
965,233	Pfizer, Inc.~	29,478,216
12,135	Regeneron Pharmaceuticals, Inc.~#	13,095,971
18,413	Solventum Corp.#	1,084,157
43,279	Stryker Corp.~	14,171,709
86,722	Thermo Fisher Scientific, Inc.~	53,190,071
185,379	UnitedHealth Group, Inc.~	106,807,965
45,212	Vertex Pharmaceuticals, Inc.#	22,412,493
46,797	Zimmer Biomet Holdings, Inc.~	5,210,846
119,774	Zoetis, Inc.	21,564,111
		1,026,243,138
	Industrials (4.9%)
73,655	3M Company	9,394,695
51,708	Allegion, PLC	7,074,171
98,606	Automatic Data Processing, Inc.	25,895,908
72,710	Boeing Company~#	13,858,526
283,707	Carrier Global Corp.	19,323,284
141,634	Caterpillar, Inc.~	49,033,691
262,000	ChampionX Corp.	8,976,120
743,620	CSX Corp.~	26,101,062
51,091	Deere & Company	19,004,830
171,709	Delta Air Lines, Inc.~	7,386,921
75,232	Eaton Corp., PLC	22,929,961
199,401	Emerson Electric Company~	23,351,851
47,327	GE Vernova, Inc.#	8,435,564
54,384	Generac Holdings, Inc.#	8,466,501
43,825	General Dynamics Corp.	13,090,966
189,308	General Electric Company	32,220,222
165,904	Honeywell International, Inc.	33,968,844
8,521	Hubbell, Inc.	3,371,334
62,525	Illinois Tool Works, Inc.~	15,461,182
171,673	Johnson Controls International, PLC	12,281,486
66,008	L3Harris Technologies, Inc.	14,976,555
35,830	Lockheed Martin Corp.	19,416,994
147,660	Masco Corp.	11,495,331
39,331	Norfolk Southern Corp.	9,815,444
35,614	Northrop Grumman Corp.	17,248,572
65,988	Otis Worldwide Corp.	6,235,866
155,727	PACCAR, Inc.	15,364,026
92,546	Paychex, Inc.	11,847,739
36,931	Paycom Software, Inc.	6,159,722
167,796	Pentair, PLC	14,744,235
60,953	Quanta Services, Inc.	16,175,707
354,207	RTX Corp.~	41,615,780
327,261	Southwest Airlines Company~^	8,816,411
110,100	Spirit Airlines, Inc.~	331,401
467,757	Uber Technologies, Inc.#	30,156,294
143,736	Union Pacific Corp.~	35,463,983
180,006	United Airlines Holdings, Inc.#	8,175,873

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
119,031	United Parcel Service, Inc. - Class B	$15,518,071
22,614	United Rentals, Inc.	17,121,059
49,221	Veralto Corp.	5,244,990
58,208	Verisk Analytics, Inc.	15,235,944
111,216	Waste Management, Inc.	22,539,035
81,889	Xylem, Inc.	10,932,182
		714,258,333
	Information Technology (18.0%)
98,103	Accenture, PLC - Class A~	32,434,814
76,750	Adobe, Inc.#	42,339,137
350,224	Advanced Micro Devices, Inc.~#	50,600,364
303,193	Amphenol Corp. - Class A~	19,483,182
124,250	Analog Devices, Inc.	28,748,965
85,000	Ansys, Inc.#	26,658,550
2,615,224	Apple, Inc.~	580,788,946
158,867	Applied Materials, Inc.~	33,711,577
42,563	Arista Networks, Inc.#	14,750,208
44,520	Autodesk, Inc.#	11,019,590
781,710	Broadcom, Inc.~	125,605,163
932,332	Cisco Systems, Inc.~	45,171,485
128,229	Cognizant Technology Solutions Corp. - Class A~	9,704,371
26,794	Enphase Energy, Inc.#	3,084,257
43,302	Gartner, Inc.#	21,702,529
249,533	HP, Inc.	9,005,646
526,267	Intel Corp.~	16,177,448
118,535	International Business Machines Corp.	22,775,315
64,748	Intuit, Inc.	41,914,618
1,155,201	Juniper Networks, Inc.	43,539,526
18,465	Lam Research Corp.	17,010,697
340,000	Matterport, Inc.#	1,509,600
299,508	Micron Technology, Inc.~	32,891,969
1,315,217	Microsoft Corp.~	550,221,032
71,193	NetApp, Inc.	9,040,087
4,374,565	NVIDIA Corp.	511,911,596
70,236	NXP Semiconductors, NV	18,483,306
109,826	ON Semiconductor Corp.#	8,593,885
325,877	Oracle Corp.	45,443,548
79,503	Palo Alto Networks, Inc.#	25,817,009
64,190	PTC, Inc.#	11,416,192
84,834	Qorvo, Inc.#	10,163,113
213,469	QUALCOMM, Inc.	38,627,216
202,745	Salesforce, Inc.~	52,470,406
45,098	ServiceNow, Inc.#	36,727,360
100,107	Skyworks Solutions, Inc.	11,374,157
7,834	Super Micro Computer, Inc.#	5,496,726
64,259	TE Connectivity, Ltd.	9,917,091
100,925	Teradyne, Inc.	13,237,323
115,473	Texas Instruments, Inc.~	23,534,552
47,057	Twilio, Inc. - Class A#	2,782,480
29,103	Tyler Technologies, Inc.#	16,533,705
		2,632,418,741
	Materials (1.3%)
58,793	Air Products & Chemicals, Inc.~	15,512,533
47,933	Avery Dennison Corp.	10,393,312
63,353	Celanese Corp.	8,942,276
167,086	Corteva, Inc.	9,373,525
167,086	Dow, Inc.	9,101,175
150,460	DuPont de Nemours, Inc.	12,593,502
457,842	Freeport-McMoRan, Inc.	20,790,605
128,440	Linde, PLC	58,247,540
72,195	PPG Industries, Inc.	9,167,321
43,243	Sherwin-Williams Company	15,169,644
723,063	United States Steel Corp.	29,710,659
		199,002,092
	Real Estate (1.2%)
50,073	Alexandria Real Estate Equities, Inc.	5,873,062
69,091	American Tower Corp.~	15,227,656
96,529	Camden Property Trust	10,690,587
132,957	Crown Castle, Inc.	14,635,907
75,103	Digital Realty Trust, Inc.	11,227,148
13,237	Equinix, Inc.	10,460,407
506,055	Healthpeak Properties, Inc.	11,042,120
59,694	Mid-America Apartment Communities, Inc.	8,343,430
197,466	Prologis, Inc.~	24,890,589
32,873	Public Storage~	9,727,778
284,908	Realty Income Corp.	16,362,267
92,953	Regency Centers Corp.	6,259,455
144,615	UDR, Inc.	5,794,723
116,954	Welltower, Inc.	13,011,133
223,369	Weyerhaeuser Company	7,094,199
		170,640,461
	Special Purpose Acquisition Companies (0.7%)#
20,000	99 Acquisition Group, Inc. - Class A	212,000
9,673	Ai Transportation Acquisition Corp.	100,599
50,000	Alchemy Investments Acquisition Corp. 1	539,000
24,591	Black Hawk Acquisition Corp.	254,517
1,500,000	CARTESIAN GROWTH Corp. II - Class A	17,010,000
140,000	Cetus Capital Acquisition Corp.	1,509,200
1,250,000	Everest Consolidator Acquisition Corp.	14,062,375
500,000	Evergreen Corp. - Class A	5,790,000
60,000	Four Leaf Acquisition Corp. - Class A	658,200
500,000	FutureTech II Acquisition Corp. - Class A	5,520,000
500,000	Generation Asia I Acquisition, Ltd. - Class A	5,627,500
100,000	Haymaker Acquisition Corp. 4	1,057,500
30,000	Israel Acquisitions Corp. - Class A	332,400
100,000	Keen Vision Acquisition Corp.	1,068,000
825,000	Learn CW Investment Corp. - Class A	9,058,500
850,000	Mercer Park Opportunities Corp.	8,500,000
100,000	Nabors Energy Transition Corp. II - Class A	1,061,000
55,000	Oak Woods Acquisition Corp. - Class A	603,900
14,770	Quetta Acquisition Corp.	152,869
1,500,000	Rigel Resource Acquisition Corp. - Class A	17,040,000
250,000	SilverBox Corp. III - Class A	2,662,500
24,769	Spark I Acquisition Corp.	258,093
900,000	Tristar Acquisition I Corp. - Class A	9,999,000
		103,077,153
	Utilities (1.2%)
355,800	AES Corp.~	6,329,682

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
139,141	American Electric Power Company, Inc.	$13,652,515
108,163	Consolidated Edison, Inc.	10,548,056
291,174	Dominion Energy, Inc.~	15,566,162
176,667	Duke Energy Corp.~	19,304,403
84,917	Edison International	6,794,209
79,091	Entergy Corp.	9,172,183
336,001	Exelon Corp.	12,499,237
179,041	FirstEnergy Corp.~^	7,503,609
291,964	NextEra Energy, Inc.	22,303,130
219,135	NiSource, Inc.^	6,847,969
325,000	PNM Resources, Inc.~	13,513,500
137,562	Public Service Enterprise Group, Inc.~	10,973,321
196,637	Southern Company	16,423,122
157,390	Xcel Energy, Inc.	9,172,689
		180,603,787
	Total Common Stocks
	(Cost $5,391,605,726)	8,596,344,255
INVESTMENT IN AFFILIATED FUND (2.3%)
	Other (2.3%)
35,117,150	Calamos Short-Term Bond Fund
	(Cost $350,000,000)	334,315,266

Warrants (0.0%) #
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc.
	06/19/28, Strike $11.50	66,000

	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc.
	07/31/29, Strike $8.10	3,445
83,333	Carbon Revolution, PLC
	10/25/28, Strike $11.50	2,500
25,000	ECARX Holdings, Inc.
	12/21/27, Strike $11.50	600
75,000	flyExclusive, Inc.
	05/28/28, Strike $11.50	39,281
20,000	Grove Collaborative Holdings
	06/16/27, Strike $11.50	110
35,000	Lanvin Group Holdings, Ltd.
	12/14/27, Strike $11.50	1,358
33,333	Lotus Technology, Inc.
	08/15/28, Strike $11.50	10,000
200,000	Nogin, Inc.
	08/26/27, Strike $11.50	20
25,000	United Homes Group, Inc.
	01/28/28, Strike $11.50	16,920
		74,234
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc.
	12/31/27, Strike $11.50	938
500,000	Psyence Biomedical, Ltd.
	01/25/29, Strike $11.50	6,400
		7,338
	Energy (0.0%)
25,000	Crown Lng Holdings, Ltd.
	10/18/28, Strike $11.50	1,285
200,000	Vast Solar Pty. Ltd.
	06/29/28, Strike $11.50	12,000
87,500	Zeo Energy Corp.
	10/20/26, Strike $11.50	6,072
		19,357
	Financials (0.0%)
187,500	Beneficient - Class A
	03/14/28, Strike $11.50	1,875
250,000	DigiAsia Corp.
	07/16/28, Strike $11.50	30,550
		32,425
	Health Care (0.0%)
156,250	American Oncology Network, Inc.
	09/20/28, Strike $11.50	13,438
150,000	Engene Holdings, Inc.
	08/28/28, Strike $11.50	210,000
100,000	Envoy Medical, Inc.
	12/31/27, Strike $11.50	5,010
750,000	Holdco Nuvo Group DG, Ltd.
	10/23/28, Strike $11.50	20,662
62,500	Ocean Biomedical, Inc.
	07/19/26, Strike $11.50	2,931
33,333	Oculis Holding, AG
	03/03/30, Strike $11.50	70,666
200,000	Omniab, Inc.
	11/01/27, Strike $11.50	92,000
200,000	Prenetics Global, Ltd.
	05/17/27, Strike $8.91	2,020
425,000	QT Imaging Holdings, Inc.
	12/31/28, Strike $11.50	14,493
81,526	Spectral AI, Inc.
	09/11/28, Strike $11.50	10,525
1,000,000	Tevogen Bio Holdings, Inc.
	11/04/26, Strike $11.50	20,000
146,040	YS Biopharma Company, Ltd.
	03/15/28, Strike $11.50	11,347
		473,092
	Industrials (0.0%)
289,507	Aeries Technology, Inc.
	10/20/26, Strike $11.50	7,817
285,000	AERWINS Technology, Inc.
	06/16/26, Strike $11.50	1,710
1,000,000	Bitcoin Depot, Inc.
	07/22/27, Strike $11.50	45,000
25,000	Bridger Aerospace Group Holdings, Inc.
	12/31/27, Strike $11.50	2,407
42,500	Complete Solaria, Inc.
	12/31/27, Strike $11.50	3,612
200,000	Electriq Power Holdings, Inc.
	07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc.
	09/01/27, Strike $11.50	11,300
75,000	Infrared Cameras Holdings, Inc.
	12/19/28, Strike $11.50	1,920
500,000	Intuitive Machines, Inc.
	02/13/28, Strike $11.50	460,000
300,000	LanzaTech Global, Inc.
	12/31/28, Strike $11.50	57,300
50,000	Montana Technologies Corp.
	12/14/28, Strike $11.50	50,000
625,000	Murano Global, BV
	06/14/28, Strike $11.50	98,469
750,000	PROOF Acquisition Corp. I
	12/03/28, Strike $11.50	9,750

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
350,000	Semilux International Ltd.
	02/06/29, Strike $1.00	$35
250,000	Solidion Technology, Inc.
	03/15/27, Strike $1.00	22,500
750,000	Southland Holdings, Inc.
	09/01/26, Strike $11.50	216,450
116,666	Terran Orbital Corp.
	03/25/27, Strike $11.50	11,912
250,000	Zooz Power, Ltd.
	04/04/29, Strike $11.50	15,000
		1,015,782
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc.
	12/31/28, Strike $11.50	102,500
166,666	Brand Engagement Network, Inc.
	03/14/29, Strike $11.50	28,150
50,000	iLearningEngines Holdings, Inc.
	03/02/26, Strike $11.50	52,500
166,666	MariaDB, PLC
	12/16/27, Strike $11.50	16,717
125,000	Nvni Group, Ltd.
	11/01/28, Strike $11.50	3,787
625,000	Roadzen, Inc.
	11/30/28, Strike $11.50	53,094
350,000	Rubicon Technologies, Inc.
	04/01/27, Strike $11.50	696
459,150	SCHMID Group, NV
	08/25/28, Strike $11.50	220,392
100,000	Smx Security Matters, PLC
	03/07/28, Strike $11.50	1,000
192,245	Spectaire Holdings, Inc.
	12/31/28, Strike $11.50	6,594
250,000	SpringBig Holdings, Inc.
	06/14/27, Strike $11.50	1,300
250,000	Syntec Optics Holdings, Inc.
	11/12/26, Strike $11.50	27,500
500,000	Zapata Computing Holdings, Inc.
	03/23/28, Strike $11.50	29,950
		544,180
	Materials (0.0%)
500,000	Lifezone Metals, Ltd.
	07/07/28, Strike $11.50	398,750
177,835	Niocorp Developments, Ltd.
	03/17/28, Strike $0.89	16,361
		415,111
	Other (0.0%)
500,000	Critical Metals Corp.
	06/06/28, Strike $11.50	167,500
250,000	Heramba Electric, PLC
	10/10/28, Strike $11.50	28,000
200,000	Zoomcar Holdings, Inc.
	07/01/28, Strike $11.50	2,620
		198,120
	Special Purpose Acquisition Companies (0.0%)
20,000	99 Acquisition Group, Inc.
	10/09/28, Strike $11.50	711
500,000	Aetherium Acquisition Corp.
	01/21/28, Strike $11.50	50
25,000	Alchemy Investments Acquisition Corp. 1
	06/26/28, Strike $11.50	3,251
250,000	Alpha Partners Technology Merger Corp.
	03/31/28, Strike $11.50	13,562
750,000	Altenergy Acquisition Corp.
	11/02/28, Strike $11.50	22,650
500,000	APx Acquisition Corp. I
	08/19/28, Strike $11.50	82,550
250,000	Athena Technology Acquisition Corp. II
	10/17/28, Strike $11.50	7,163
625,000	Atlantic Coastal Acquisition Corp. II
	06/02/28, Strike $11.50	37,500
500,000	Aura FAT Projects Acquisition Corp.
	06/02/27, Strike $11.50	14,400
750,000	Battery Future Acquisition Corp.
	05/26/28, Strike $11.50	20,062
250,000	Berenson Acquisition Corp. I
	08/01/26, Strike $11.50	2,200
377,552	Blockchain Coinvestors Acquisition Corp. I
	11/01/28, Strike $11.50	28,788
625,000	Blue Ocean Acquisition Corp.
	10/21/28, Strike $11.50	14,375
33,333	BlueRiver Acquisition Corp.
	01/04/26, Strike $11.50	37
1,000,000	BurTech Acquisition Corp.
	12/18/26, Strike $11.50	259,900
250,000	byNordic Acquisition Corp.
	02/09/27, Strike $11.50	11,862
375,000	Cactus Acquisition Corp. 1, Ltd.
	10/29/26, Strike $11.50	17,850
400,000	Canna-Global Acquisition Corp.
	02/09/28, Strike $11.50	4,200
500,000	CARTESIAN GROWTH Corp. II
	07/12/28, Strike $11.50	42,500
134,701	Cartica Acquisition Corp.
	04/30/28, Strike $11.50	25,580
140,000	Cetus Capital Acquisition Corp.
	03/24/28, Strike $11.50	4,914
159,466	CF Acquisition Corp. VII
	03/15/26, Strike $11.50	13,547
750,000	Chain Bridge I
	12/31/28, Strike $11.50	7,500
166,666	Coliseum Acquisition Corp.
	12/31/28, Strike $11.50	8,333
166,666	Compass Digital Acquisition Corp.
	09/14/23, Strike $11.50	11,667
92,316	Concord Acquisition Corp. II
	12/31/28, Strike $11.50	9,693
6,666	Constellation Acquisition Corp. I
	12/31/27, Strike $11.50	202
41,666	Corner Growth Acquisition Corp. 2
	06/17/26, Strike $11.50	1,896
133,333	Crown PropTech Acquisitions
	12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp.
	06/01/27, Strike $11.50	57,750
350,000	Denali Capital Acquisition Corp.
	04/07/27, Strike $11.50	16,625
750,000	DP Cap Acquisition Corp. I
	11/09/26, Strike $11.50	29,850
125,000	Energem Corp.
	11/16/26, Strike $11.50	13
625,000	Enphys Acquisition Corp.
	10/06/26, Strike $11.50	6,875

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
500,000	EVe Mobility Acquisition Corp.
	05/12/28, Strike $11.50	$42,000
625,000	Everest Consolidator Acquisition Corp.
	07/19/28, Strike $11.50	55,594
500,000	Evergreen Corp.
	02/15/27, Strike $11.50	24,975
500,000	ExcelFin Acquisition Corp.
	07/05/23, Strike $11.50	20,000
183,737	Finnovate Acquisition Corp.
	09/30/26, Strike $11.50	2,407
75,000	Fintech Ecosystem Development Corp.
	12/31/28, Strike $11.50	1,860
525,800	Focus Impact Acquisition Corp.
	10/28/26, Strike $11.50	14,197
60,000	Four Leaf Acquisition Corp.
	05/12/28, Strike $11.50	2,850
8,600	FTAC Emerald Acquisition Corp.
	08/22/28, Strike $11.50	1,333
200,000	Future Health ESG Corp.
	02/19/23, Strike $11.50	11,260
500,000	FutureTech II Acquisition Corp.
	02/16/27, Strike $11.50	18,075
225,000	GCT Semiconductor Holding, Inc. - Class A
	12/31/28, Strike $11.50	36,000
250,000	Generation Asia I Acquisition, Ltd.
	07/24/28, Strike $11.50	11,250
500,000	Genesis Growth Tech Acquisition Corp.
	05/19/28, Strike $11.50	90,000
25,000	Global Technology Acquisition Corp. I
	07/13/23, Strike $11.50	2,813
126,666	Golden Arrow Merger Corp.
	07/31/26, Strike $11.50	22,863
50,000	Haymaker Acquisition Corp. 4
	09/12/28, Strike $11.50	10,992
500,000	Healthcare AI Acquisition Corp.
	12/14/26, Strike $11.50	24,800
438,223	InFinT Acquisition Corp.
	05/19/27, Strike $11.50	3,550
350,000	Insight Acquisition Corp.
	08/26/26, Strike $11.50	1,995
125,000	Integral Acquisition Corp.1
	12/14/28, Strike $11.50	10,319
154,135	Integrated Wellness Acquisition Corp.
	10/31/28, Strike $11.50	4,023
750,000	Investcorp Europe Acquisition Corp. I
	11/23/28, Strike $11.50	37,500
6,250	Iris Acquisition Corp.
	03/05/26, Strike $11.50	344
30,000	Israel Acquisitions Corp.
	02/28/28, Strike $11.50	1,320
250,000	IX Acquisition Corp.
	11/24/26, Strike $11.50	21,375
43,750	Jaws Mustang Acquisition Corp.
	01/30/26, Strike $11.50	2,363
100,000	Keen Vision Acquisition Corp.
	09/15/28, Strike $11.50	7,075
222,150	Kensington Capital Acquisition Corp. V
	07/19/23, Strike $11.50	4,221
25,060	Kernel Group Holdings, Inc.
	01/31/27, Strike $11.50	3,754
250,000	LatAmGrowth SPAC
	01/25/28, Strike $11.50	5,000
412,500	Learn CW Investment Corp.
	12/31/28, Strike $11.50	69,073
150,000	Liberty Resources Acquisition Corp.
	10/31/28, Strike $11.50	15
228,160	Marblegate Acquisition Corp.
	08/31/28, Strike $11.50	6,274
675,350	Mountain & Company I Acquisition Corp.
	08/24/23, Strike $11.50	45,248
50,000	Nabors Energy Transition Corp. II
	09/05/28, Strike $11.50	3,505
500,000	New Providence Acquisition Corp. II
	12/31/27, Strike $11.50	20,000
3,333	Northern Star Investment Corp. III
	02/25/28, Strike $11.50	—
3,333	Northern Star Investment Corp. IV
	12/31/27, Strike $11.50	—
55,000	Oak Woods Acquisition Corp.
	05/17/28, Strike $11.50	1,430
750,000	Onyx Acquisition Company I
	11/30/28, Strike $11.50	15,000
625,000	Papaya Growth Opportunity Corp. I
	12/31/28, Strike $11.50	15,750
150,000	Patria Latin American Opportunity Acquisition Corp.
	03/10/27, Strike $11.50	6,135
500,000	Pearl Holdings Acquisition Corp.
	12/15/26, Strike $11.50	26,350
144,093	Perception Capital Corp. III
	07/08/26, Strike $11.50	5,677
12,500	Phoenix Biotech Acquisition Corp.
	09/01/26, Strike $11.50	460
500,000	Pinstripes Holdings, Inc.
	09/30/28, Strike $11.50	61,750
20,000	Plum Acquisition Corp. I
	12/31/28, Strike $11.50	1,700
50,000	Pyrophyte Acquisition Corp.
	12/17/23, Strike $11.50	2,805
686,522	RCF Acquisition Corp.
	11/10/26, Strike $11.50	55,574
1,000,000	Rigel Resource Acquisition Corp.
	11/05/26, Strike $11.50	355,000
40,000	RMG Acquisition Corp. III
	12/31/27, Strike $11.50	100
133,333	Ross Acquisition Corp. II
	02/12/26, Strike $11.50	12,027
250,000	Roth CH Acquisition V Company
	12/10/26, Strike $11.50	13,375
400,000	SDCL EDGE Acquisition Corp.
	03/23/26, Strike $11.50	60,000
1,000,000	ShoulderUp Technology Acquisition Corp.
	07/26/23, Strike $11.50	25,000
83,333	SilverBox Corp. III
	04/28/28, Strike $11.50	12,083
7,500	Slam Corp.
	12/31/27, Strike $11.50	1,575
500,000	Southport Acquisition Corp.
	05/24/28, Strike $11.50	23,425

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
12,384	Spark I Acquisition Corp.
	11/27/28, Strike $11.50	$2,415
250,000	Spree Acquisition Corp. 1, Ltd.
	12/22/28, Strike $11.50	7,175
300,286	Springwater Special Situations Corp.
	04/12/26, Strike $11.50	7,507
250,000	Swiftmerge Acquisition Corp.
	12/13/26, Strike $11.50	15,275
333,333	Target Global Acquisition I Corp.
	12/31/27, Strike $11.50	50,833
100,000	Thunder Bridge Capital Partners IV, Inc.
	04/30/28, Strike $11.50	20,550
150,000	TKB Critical Technologies 1
	10/29/28, Strike $11.50	180
328,694	Tlgy Acquisition Corp.
	01/14/28, Strike $11.50	16,435
125,000	TortoiseEcofin Acquisition Corp. III
	07/22/28, Strike $11.50	10,000
250,000	Trajectory Alpha Acquisition Corp.
	12/31/27, Strike $11.50	8,025
450,000	Tristar Acquisition I Corp.
	12/31/28, Strike $11.50	83,250
266,666	Zalatoris II Acquisition Corp.
	05/13/27, Strike $11.50	12,667
		2,347,820
	Total Warrants
	(Cost $4,986,629)	5,193,459

Rights (0.0%) #
	Special Purpose Acquisition Companies (0.0%)
20,000	99 Acquisition Group, Inc.,
	(Expires 8/25/28)	4,442
9,673	AI Transportation Acquisition Corp.,
	(Expires 10/25/24)	2,225
140,000	Cetus Capital Acquisition Corp.,
	(Expires 3/31/24)	48,986
750,000	CSLM Acquisition Corp.,
	(Expires 7/1/23)	104,100
150,000	Fintech Ecosystem Development Corp.,
	(Expires 4/1/26)	17,370
55,000	Oak Woods Acquisition Corp.,
	(Expires 12/31/49)	11,550
1,477	Quetta Acquisition Corp.,
	(Expires 11/30/24)	1,846
	Total Rights
	(Cost $123,616)	190,519

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE
PURCHASED OPTIONS (0.5%) #
		Communication Services (0.0%)
		Cyberagent, Inc.
90	JPY
6,030,000,000		Call, 11/16/29, Strike 88.81	$794,680
50	JPY
3,350,000,000		Call, 11/16/29, Strike 89.46	417,748
30	JPY
2,010,000,000		Call, 02/19/25, Strike 93.40	119,586
165	JPY	Koei Tecmo Holdings Company, Ltd.
2,425,500,000,000		Call, 12/20/24, Strike 97.97	202,757
			1,534,771
		Consumer Discretionary (0.1%)
		EDION Corp.
60	JPY
1,038,000,000,000		Call, 06/19/25, Strike 99.51	2,433,163
50	JPY
865,000,000,000		Call, 06/19/25, Strike 95.45	1,946,375
50	JPY
8,650,000,000		Call, 06/19/25, Strike 94.30	1,984,758
100	JPY	H.I.S. Company, Ltd.
1,717,000,000,000		Call, 11/15/24, Strike 96.54	179,045
		Kyoritsu Maintenance Company, Ltd.
100	JPY
173,000,000,000		Call, 01/29/26, Strike 94.89	2,120,901
20	JPY
34,600,000,000		Call, 01/29/26, Strike 96.66	400,572
5	JPY
8,650,000,000		Call, 01/29/26, Strike 95.73	103,229
50	JPY	Park24 Company, Ltd.
8,067,500,000		Call, 02/24/28, Strike 92.03	339,552
200	JPY	Takashimaya Company, Ltd.
56,260,000,000		Call, 12/06/28, Strike 94.40	6,012,858
			15,520,453
		Consumer Staples (0.0%)
50	JPY	Nippn Corp.
1,183,500,000,000		Call, 06/20/25, Strike 98.27	379,330

		Industrials (0.1%)
		ANA Holdings, Inc.
100	JPY
3,840,000,000		Call, 12/08/28, Strike 86.09	2,361,431
100	JPY
38,400,000		Call, 09/19/24, Strike 96.53	224,575
100		Asashi Refining US, Inc.
55,550,000,000		Call, 03/16/26, Strike $88.78	10
300	JPY	Infroneer Holdings, Inc.
3,784,500,000,000		Call, 03/30/29, Strike 92.59	3,221,313
160	JPY	Seino Holdings Company, Ltd.
24,736,000,000		Call, 03/31/26, Strike 97.31	2,050,406
			7,857,735
		Materials (0.0%)
130	JPY	Kansai Paint Company Ltd.
10,530,000,000		Call, 03/08/29, Strike 94.43	1,583,960
100	JPY	Kobe Steel, Ltd.
1,886,000,000,000		Call, 12/14/28, Strike 92.11	888,488
		Nippon Steel Corp.
100	JPY
7,340,000,000		Call, 10/04/24, Strike 98.59	2,564,897
50	JPY
3,670,000,000		Call, 10/05/26, Strike 96.93	1,220,404

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
34 2,495,600,000	JPY	Call, 10/05/26, Strike 97.61	$812,047
			7,069,796
		Other (0.3%)
		S&P 500 Index
10,000 5,522,300,000		Put, 09/30/24, Strike $5,000.00	19,800,000
5,000 2,761,150,000		Put, 09/30/24, Strike $5,200.00	17,650,000
1,000 552,230,000		Put, 08/30/24, Strike $5,300.00	2,560,000
			40,010,000
		Real Estate (0.0%)
		Daiwa House Industry Company, Ltd.
150 12,300,000,000	JPY	Call, 03/30/29, Strike 93.88	1,167,146
50 4,100,000,000	JPY	Call, 03/30/29, Strike 94.87	427,556
100 1,789,000,000,000	JPY	Relo Group, Inc. Call, 12/17/27, Strike 92.68	613,245
			2,207,947
		Total PURCHASED OPTIONS (Cost $73,371,158)	74,580,032

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
100,402,567	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $100,402,567)	100,402,567
	TOTAL INVESTMENTS (102.8%) (Cost $11,504,669,228)	15,058,797,511

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(100,402,567)

LIABILITIES, LESS OTHER ASSETS (-2.1%)		(305,504,489)

NET ASSETS (100.0%)		$14,652,890,455

NUMBER OF SHARES			VALUE
Common Stocks Sold Short (-19.2%) #
		Communication Services (-0.4%)
(8,500)		Charter Communications, Inc. - Class A	(3,227,620)
(436,000)	JPY	CyberAgent, Inc.	(2,812,659)
(103,913)		Live Nation Entertainment, Inc.	(9,995,391)
(159,347)		Match Group, Inc.	(6,077,495)
(4,500)		Perficient, Inc.	(339,345)
(169,000)		Sea, Ltd. (ADR)	(11,103,300)
(521,846)		Snap, Inc. - Class A	(6,950,989)
(114,200)		Sphere Entertainment Company	(5,079,616)
(41,000)		Spotify Technology, SA	(14,101,540)
(32,170)		TripAdvisor, Inc.	(567,157)
(206,448)		Weibo Corp. (ADR)	(1,593,779)
(44,929)		Ziff Davis, Inc.	(2,151,200)
			(64,000,091)
		Consumer Discretionary (-3.9%)
(84,000)		Airbnb, Inc. - Class A	(11,723,040)
(889,800)		Alibaba Group Holding, Ltd. (ADR)	(70,160,730)
(1,484)		Booking Holdings, Inc.	(5,513,075)
(3,521,000)		Carnival Corp.	(58,659,860)
(17,000)		Cheesecake Factory, Inc.	(661,130)
(25,000)	EUR	Delivery Hero, SE*	(557,629)
(182,300)		DraftKings, Inc. - Class A	(6,735,985)
(1,440,100)	JPY	EDION Corp.	(16,832,650)
(243,759)		Etsy, Inc.	(15,878,461)
(420,800)		Ford Motor Company	(4,553,056)
(450,736)		Guess?, Inc.	(10,840,201)
(220,000)		JD.com, Inc. (ADR)	(5,805,800)
(452,000)	JPY	Kyoritsu Maintenance Company, Ltd.	(8,817,930)
(381,900)		Li Auto, Inc. (ADR)	(7,538,706)
(30,217)		Marriott Vacations Worldwide Corp.	(2,555,754)
(12,600)		Meritage Homes Corp.	(2,556,162)
(2,441,400)		NIO, Inc. (ADR)	(10,839,816)
(622,200)		Norwegian Cruise Line Holdings, Ltd.	(11,467,146)
(53,700)	JPY	Park24 Company, Ltd.	(578,385)
(2,011,000)		Peloton Interactive, Inc. - Class A	(7,159,160)
(3,540,300)		Rivian Automotive, Inc. - Class A	(58,096,323)
(798,308)		Royal Caribbean Cruises, Ltd.	(125,110,829)
(26,700)		Shake Shack, Inc. - Class A	(2,339,454)
(180,355)		Stride, Inc.	(13,703,373)
(705,800)	JPY	Takashimaya Company, Ltd.	(13,253,332)
(166,600)		Trip.com Group, Ltd. (ADR)	(7,085,498)
(1,579,902)		Wayfair, Inc. - Class A	(85,994,066)
(30,250)		Winnebago Industries, Inc.	(1,891,230)
(2,780,000)	HKD	Wynn Macau, Ltd.	(2,053,105)
			(568,961,886)
		Consumer Staples (-0.2%)
(113,589)		Freshpet, Inc.	(13,823,781)
(124,000)	JPY	Nippn Corp.	(1,959,267)
(107,400)		Post Holdings, Inc.	(11,745,264)
(30,000)		Spectrum Brands Holdings, Inc.	(2,538,300)
			(30,066,612)
		Energy (-0.7%)
(544,876)		Chesapeake Energy Corp.	(41,590,385)
(261,774)		Chevron Corp.	(42,006,874)
(136,968)		Noble Corp., PLC	(6,467,629)
(101,968)		Northern Oil & Gas, Inc.	(4,403,998)
(192,570)		Schlumberger, NV	(9,299,205)
(141,200)		World Kinect Corp.	(3,943,716)
			(107,711,807)
		Financials (-0.6%)
(426,500)		Apollo Global Management, Inc.	(53,444,715)
(128,210)		Coinbase Global, Inc. - Class A	(28,765,196)
(137,000)		SoFi Technologies, Inc.	(1,032,980)
			(83,242,891)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Health Care (-1.9%)
(67,000)		Alnylam Pharmaceuticals, Inc.	$(15,909,820)
(102,580)		Amphastar Pharmaceuticals, Inc.	(4,464,282)
(180,066)		Bridgebio Pharma, Inc.	(4,672,713)
(961,000)		BrightSpring Health Services, Inc.	(11,906,790)
(57,856)		CONMED Corp.	(3,994,378)
(55,257)		Dexcom, Inc.	(3,747,530)
(64,200)		Enovis Corp.	(3,058,488)
(49,406)		Envista Holdings Corp.	(843,360)
(162,000)		Evolent Health, Inc. - Class A	(3,777,840)
(77,000)		Haemonetics Corp.	(6,933,850)
(480,224)		Halozyme Therapeutics, Inc.	(26,537,178)
(220,900)		Innoviva, Inc.	(4,161,756)
(270,531)		Insmed, Inc.	(19,681,130)
(82,881)		Insulet Corp.	(16,107,922)
(85,560)		Integer Holdings Corp.	(10,161,106)
(244,000)		Ionis Pharmaceuticals, Inc.	(12,068,240)
(22,800)		iRhythm Technologies, Inc.	(1,966,500)
(297,630)		Ironwood Pharmaceuticals, Inc.	(2,032,813)
(56,920)		Jazz Pharmaceuticals, PLC	(6,275,430)
(52,580)		Lantheus Holdings, Inc.	(5,511,961)
(298,400)		Merck & Company, Inc.	(33,757,992)
(88,500)		Merit Medical Systems, Inc.	(7,548,165)
(5,000)		Mesa Laboratories, Inc.	(572,600)
(262,069)		Natera, Inc.	(26,833,245)
(35,000)		NeoGenomics, Inc.	(620,550)
(35,000)		Omnicell, Inc.	(1,022,350)
(77,398)		Pacira BioSciences, Inc.	(1,598,269)
(222,663)		Sarepta Therapeutics, Inc.	(31,671,585)
(114,000)		Tandem Diabetes Care, Inc.	(4,215,720)
(226,149)		Veradigm, Inc.	(2,182,338)
			(273,835,901)
		Industrials (-1.7%)
(80,200)		Air Transport Services Group, Inc.	(1,294,428)
(392,400)		American Airlines Group, Inc.	(4,175,136)
(238,100)	JPY	ANA Holdings, Inc.	(4,571,908)
(75,455)		Axon Enterprise, Inc.	(22,637,255)
(402,400)		Bloom Energy Corp. - Class A	(5,448,496)
(391,700)		Chart Industries, Inc.	(63,095,036)
(206,333)		Fluor Corp.	(9,924,617)
(127,056)		Granite Construction, Inc.	(8,698,254)
(79,380)		Greenbrier Companies, Inc.	(4,049,174)
(553,900)	JPY	Infroneer Holdings, Inc.	(4,839,993)
(49,800)		John Bean Technologies Corp.	(4,899,324)
(210,406)		Lyft, Inc. - Class A	(2,535,392)
(95,700)		Middleby Corp.	(12,975,006)
(20,804)		RBC Bearings, Inc.	(6,050,635)
(58,830)	EUR	Rheinmetall, AG	(32,076,322)
(533,700)	JPY	Seino Holdings Company, Ltd.	(8,382,872)
(3,374,000)	SGD	Singapore Airlines, Ltd.	(17,593,162)
(29,994)		Tetra Tech, Inc.	(6,395,921)
(336,400)		Uber Technologies, Inc.	(21,687,708)
(58,554)		Upwork, Inc.	(709,674)
			(242,040,313)
		Information Technology (-7.7%)
(23,300)		Advanced Energy Industries, Inc.	(2,711,421)
(912,900)		Akamai Technologies, Inc.	(89,719,812)
(139,200)		Alarm.com Holdings, Inc.	(9,820,560)
(119,250)		Altair Engineering, Inc. - Class A	(10,536,930)
(119,700)		Bentley Systems, Inc. - Class B	(5,834,178)
(129,222)		Blackline, Inc.	(6,140,629)
(78,000)		Block, Inc.	(4,826,640)
(700,000)		Box, Inc. - Class A	(19,684,000)
(83,594)		Cloudflare, Inc. - Class A	(6,478,535)
(66,300)		Confluent, Inc. - Class A	(1,658,826)
(72,439)		CSG Systems International, Inc.	(3,393,043)
(95,217)		CyberArk Software, Ltd.	(24,411,734)
(25,750)		DigitalOcean Holdings, Inc.	(853,098)
(622,200)		Dropbox, Inc. - Class A	(14,883,024)
(25,734)		Enphase Energy, Inc.	(2,962,241)
(93,200)		Envestnet, Inc.	(5,776,536)
(78,000)		Five9, Inc.	(3,474,900)
(129,833)		Guidewire Software, Inc.	(19,484,038)
(2,163,399)		Infinera Corp.	(12,850,590)
(190,288)		Insight Enterprises, Inc.	(42,719,656)
(115,973)		InterDigital, Inc.	(14,236,845)
(138,316)		Itron, Inc.	(14,307,407)
(115,000)		Jamf Holding Corp.	(2,105,650)
(4,483,000)	HKD	Lenovo Group, Ltd.	(5,783,887)
(327,323)		Lumentum Holdings, Inc.	(16,948,785)
(25,000)		Marathon Digital Holdings, Inc.	(491,750)
(73,000)		Microchip Technology, Inc.	(6,480,940)
(44,536)		MicroStrategy, Inc. - Class A	(71,900,700)
(69,100)		MKS Instruments, Inc.	(8,699,690)
(225,439)		MongoDB, Inc.	(56,891,786)
(134,048)		Nova, Ltd.	(27,676,891)
(105,021)		Nutanix, Inc. - Class A	(5,304,611)
(20,662)		Okta, Inc.	(1,940,988)
(1,461,700)		ON Semiconductor Corp.	(114,378,025)
(15,200)		OSI Systems, Inc.	(2,249,296)
(227,709)		PagerDuty, Inc.	(4,765,949)
(1,007,986)		Palo Alto Networks, Inc.	(327,323,294)
(79,992)		Parsons Corp.	(7,308,869)
(219,700)		Progress Software Corp.	(12,830,480)
(65,567)		PROS Holdings, Inc.	(1,580,165)
(136,800)		Rapid7, Inc.	(5,381,712)
(194,400)		Seagate Technology Holdings, PLC	(19,861,848)
(139,957)		Shift4 Payments, Inc. - Class A	(9,627,642)
(10,092)		Super Micro Computer, Inc.	(7,081,052)
(29,325)		Synopsys, Inc.	(16,372,734)
(93,000)		Varonis Systems, Inc.	(5,127,090)
(38,300)		Verint Systems, Inc.	(1,384,162)
(105,900)		Vertex, Inc. - Class A	(4,198,935)
(216,646)		Vishay Intertechnology, Inc.	(5,266,664)
(747,100)		Western Digital Corp.	(50,093,055)
(188,520)		Wolfspeed, Inc.	(3,553,602)
(133,100)		Workiva, Inc.	(9,818,787)
(170,000)		Xerox Holdings Corp.	(1,830,050)
			(1,131,023,732)
		Materials (-0.6%)
(169,550)		Albemarle Corp.	(15,881,749)
(25,000)	JPY	ARE Holdings, Inc.	(342,445)
(645,744)		ATI, Inc.	(43,723,326)
(233,000)	JPY	Kansai Paint Company, Ltd.	(3,847,949)
(229,000)	JPY	Kobe Steel, Ltd.	(2,883,041)
(322,743)		MP Materials Corp.	(4,363,485)
(678,100)	JPY	Nippon Steel Corp.	(14,847,088)
(30,000)		POSCO Holdings, Inc. (ADR)	(1,963,200)
			(87,852,283)
		Real Estate (-0.4%)
(74,800)	JPY	Daiwa House Industry Company, Ltd.	(2,143,563)
(35,300)		Federal Realty Investment Trust	(3,941,245)
(200,000)	HKD	Link REIT	(844,762)
(79,000)	JPY	Relo Group, Inc.	(943,433)
(87,000)		Rexford Industrial Realty, Inc.	(4,359,570)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
(120,000)	Ventas, Inc.	$(6,532,800)
(197,550)	Welltower, Inc.	(21,977,438)
(339,063)	Zillow Group, Inc. - Class C	(16,512,368)
		(57,255,179)
	Utilities (-1.1%)
(107,700)	Alliant Energy Corp.	(5,994,582)
(81,000)	American Water Works Company, Inc.	(11,531,160)
(163,000)	CenterPoint Energy, Inc.	(4,523,250)
(70,500)	CMS Energy Corp.	(4,568,400)
(121,500)	Duke Energy Corp.	(13,276,305)
(142,000)	Evergy, Inc.	(8,236,000)
(160,000)	FirstEnergy Corp.	(6,705,600)
(621,000)	NextEra Energy, Inc.	(47,438,190)
(490,000)	PG&E Corp.	(8,942,500)
(36,500)	Pinnacle West Capital Corp.	(3,124,035)
(275,000)	PPL Corp.	(8,173,000)
(395,447)	Southern Company	(33,027,733)
(26,900)	Sunnova Energy International, Inc.	(190,183)
(109,000)	WEC Energy Group, Inc.	(9,380,540)
		(165,111,478)
	Total Common Stocks Sold Short (Proceeds $2,529,483,246)	(2,811,102,173)
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,529,483,246)	(2,811,102,173)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Written Options (-4.6%) #
	Communication Services (0.0%)
(955)	Sphere Entertainment Company	(1,150,775)
(4,247,840)	Call, 01/17/25, Strike $35.00
(2,234)	Tegna, Inc.	(189,890)
(3,558,762)	Call, 10/18/24, Strike $16.00
		(1,340,665)
	Consumer Discretionary (0.0%)
(1,000)	iRobot Corp.	(200,000)
(1,179,000)	Call, 09/20/24, Strike $11.00

	Other (-4.6%)
	S&P 500 Index
(7,000) (3,865,610,000)	Put, 09/30/24, Strike $4,500.00	(4,865,000)
(4,500) (2,485,035,000)	Call, 12/31/24, Strike $5,200.00	(230,850,000)
(4,000) (2,208,920,000)	Call, 10/31/24, Strike $5,200.00	(177,700,000)
(4,000) (2,208,920,000)	Call, 11/29/24, Strike $5,200.00	(192,160,000)
(1,500) (828,345,000)	Call, 09/30/24, Strike $5,200.00	(60,637,500)
(1,000) (552,230,000)	Put, 09/30/24, Strike $4,000.00	(315,000)
(200) (110,446,000)	Call, 08/30/24, Strike $5,500.00	(2,451,000)
		(668,978,500)
	Utilities (0.0%)
(3,250) (13,513,500)	Pnm Resources, Inc. Call, 08/16/24, Strike $40.00	(658,125)
	Total Written Options (Premium $630,497,218)	(671,177,290)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	11/27/24	1,408,000	$1,811,398	$2,876
State Street Bank and Trust	Japanese Yen	11/27/24	2,688,073,000	18,247,311	(720,474)
State Street Bank and Trust	British Pound Sterling	11/27/24	14,203,000	18,272,222	78,793
Northern Trust Company	Singapore Dollar	11/27/24	24,410,000	18,364,248	(128,573)
State Street Bank and Trust	European Monetary Unit	11/27/24	90,446,000	98,424,714	280,878
					$(486,500)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,697,700,830.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,562,895,325	$—	$5,562,895,325
Corporate Bonds	—	220,280,791	—	220,280,791
Convertible Preferred Stocks	164,595,297	—	—	164,595,297
Common Stocks	8,584,558,247	11,508,200	277,808	8,596,344,255
Investments in Affiliated Fund	334,315,266	—	—	334,315,266
Warrants	—	5,193,459	—	5,193,459
Rights	190,519	—	—	190,519
Purchased Options	40,010,000	34,570,032	—	74,580,032
Investment of Cash Collateral For Securities Loaned	—	100,402,567	—	100,402,567
Forward Foreign Currency Contracts	—	362,547	—	362,547
Total	$9,123,669,329	$5,935,212,921	$277,808	$15,059,160,058
Liabilities:
Common Stocks Sold Short	$2,810,257,411	$844,762	$—	$2,811,102,173
Written Options	671,177,290	—	—	671,177,290
Forward Foreign Currency Contracts	—	849,047	—	849,047
Total	$3,481,434,701	$1,693,809	$—	$3,483,128,510

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund’s assets and liabilities during the period ended July 31, 2024:

Investments in Securities	Balance as of October 31, 2023	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of July 31, 2024
Common Stocks	$41,310,000	$-	$12,791,673	$(1,911,177)	$194,466	$(52,107,154)	$-	$-	$277,808	$83,342
Total	$41,310,000	$-	$12,791,673	$(1,911,177)	$194,466	$(52,107,154)	$-	$-	$277,808	$83,342

As of July 31, 2024, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
Common Stocks (96.9%)
	Communication Services (8.8%)
76,837	Alphabet, Inc. - Class A	$13,180,619
86,160	Alphabet, Inc. - Class C	14,918,604
77,047	AT&T, Inc.	1,483,155
66,505	Comcast Corp. - Class A	2,744,661
12,298	Fox Corp. - Class A	467,816
14,221	Match Group, Inc.#	542,389
33,040	Meta Platforms, Inc. - Class A	15,688,383
6,356	Netflix, Inc.#~	3,993,793
10,172	T-Mobile U.S., Inc.	1,854,152
63,476	Verizon Communications, Inc.~	2,572,048
30,838	Walt Disney Company~	2,889,212
		60,334,832
	Consumer Discretionary (9.8%)
132,463	Amazon.com, Inc.#~	24,767,932
10,881	Aptiv, PLC#	755,033
549	Booking Holdings, Inc.	2,039,540
14,406	Caesars Entertainment, Inc.#	575,520
49,066	Carnival Corp.#	817,440
32,923	Chipotle Mexican Grill, Inc.#	1,788,377
4,254	Darden Restaurants, Inc.	622,318
13,219	DR Horton, Inc.	2,378,495
11,532	eBay, Inc.	641,294
58,697	Ford Motor Company	635,102
22,036	General Motors Company	976,635
16,183	Home Depot, Inc.	5,957,933
13,676	Las Vegas Sands Corp.	542,527
13,212	Lowe's Companies, Inc.	3,243,678
2,975	Lululemon Athletica, Inc.#	769,513
10,241	McDonald's Corp.~	2,717,961
20,687	NIKE, Inc. - Class B~	1,548,629
31,362	Norwegian Cruise Line Holdings, Ltd.#^	578,002
1,276	O'Reilly Automotive, Inc.#	1,437,210
7,332	Ross Stores, Inc.	1,050,162
17,775	Starbucks Corp.~	1,385,561
39,073	Tesla, Inc.#	9,067,671
20,491	TJX Companies, Inc.~	2,315,893
		66,612,426
	Consumer Staples (5.7%)
28,250	Altria Group, Inc.~	1,384,532
12,455	Archer-Daniels-Midland Company	772,335
7,987	Church & Dwight Company, Inc.	782,806
51,658	Coca-Cola Company~	3,447,655
12,030	Colgate-Palmolive Company	1,193,256
5,676	Constellation Brands, Inc. - Class A	1,391,528
4,912	Costco Wholesale Corp.~	4,037,664
3,844	Dollar General Corp.	462,779
6,623	Dollar Tree, Inc.#	691,044
4,351	Estee Lauder Companies, Inc. - Class A	433,403
13,140	General Mills, Inc.	882,220
9,967	Kellogg Company	579,581
7,429	Kimberly-Clark Corp.	1,003,286
17,293	Kroger Company	942,469
34,707	Mondelez International, Inc. - Class A~	2,372,223
15,006	Monster Beverage Corp.#	772,059
15,844	PepsiCo, Inc.~	2,735,783
29,002	Philip Morris International, Inc.~	3,339,870
28,483	Procter & Gamble Company	4,578,927
12,943	Sysco Corp.	992,081
8,192	Target Corp.	1,232,159
73,299	Walmart, Inc.~	5,031,243
		39,058,903
	Energy (3.7%)
31,988	Chevron Corp.	5,133,114
21,706	ConocoPhillips	2,413,707
6,121	EOG Resources, Inc.	776,143
56,306	Exxon Mobil Corp.	6,677,328
14,090	Hess Corp.	2,161,688
41,177	Kinder Morgan, Inc.	870,070
12,437	Marathon Petroleum Corp.	2,201,598
12,227	Occidental Petroleum Corp.	743,646
8,254	ONEOK, Inc.	687,806
5,781	Phillips 66	841,020
17,420	Schlumberger, NV	841,212
5,754	Valero Energy Corp.	930,537
20,780	Williams Companies, Inc.	892,293
		25,170,162
	Financials (12.3%)
8,535	Aflac, Inc.~	814,068
6,556	Allstate Corp.~	1,121,863
9,130	American Express Company	2,310,255
4,016	Ameriprise Financial, Inc.	1,727,161
7,311	Arthur J Gallagher & Company	2,072,595
6,029	Assurant, Inc.~	1,054,291
162,108	Bank of America Corp.~	6,534,574
14,878	Bank of New York Mellon Corp.	968,111
22,096	Berkshire Hathaway, Inc. - Class B#	9,689,096
1,544	BlackRock, Inc.	1,353,316
7,623	Blackstone, Inc.	1,083,609
6,793	Cboe Global Markets, Inc.~	1,246,583
28,496	Charles Schwab Corp.	1,857,654
9,078	Chubb, Ltd.	2,502,442
21,464	Citigroup, Inc.	1,392,584
3,212	CME Group, Inc.	622,197
8,719	Discover Financial Services	1,255,449
9,743	Fiserv, Inc.#~	1,593,663
5,396	Global Payments, Inc.	548,449
8,662	Goldman Sachs Group, Inc.~	4,409,218
32,205	Huntington Bancshares, Inc.	481,465
3,683	Jack Henry & Associates, Inc.	631,561
39,213	JPMorgan Chase & Company	8,344,526
3,989	M&T Bank Corp.	686,786
11,338	Marsh & McLennan Companies, Inc.~	2,523,499
12,904	Mastercard, Inc. - Class A~	5,983,714
12,363	MetLife, Inc.	950,097
20,097	Morgan Stanley	2,074,211
6,393	Northern Trust Corp.	566,739
10,321	PayPal Holdings, Inc.#	678,915
4,789	Prudential Financial, Inc.	600,158
4,153	S&P Global, Inc.~	2,013,084
5,633	State Street Corp.	478,636
5,334	Travelers Companies, Inc.	1,154,491
14,757	US Bancorp~	662,294
29,276	Visa, Inc. - Class A	7,777,755
75,872	Wells Fargo & Company~	4,502,245
		84,267,354

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Health Care (11.8%)
21,184	Abbott Laboratories~	$2,244,233
26,316	AbbVie, Inc.	4,876,881
13,582	Agilent Technologies, Inc.~	1,920,495
5,960	Amgen, Inc.~	1,981,521
14,872	Baxter International, Inc.~	532,715
4,975	Becton Dickinson & Company	1,199,274
3,099	Biogen, Inc.#	660,707
43,880	Boston Scientific Corp.#	3,241,855
41,870	Bristol-Myers Squibb Company~	1,991,337
9,676	Centene Corp.#	744,278
4,111	Cigna Group	1,433,382
18,180	CVS Health Corp.~	1,096,799
11,872	Danaher Corp.	3,289,494
7,726	Dexcom, Inc.#	523,977
13,846	Edwards Lifesciences Corp.#~	872,990
12,186	Eli Lilly & Company	9,800,834
5,097	GE Healthcare, Inc.	431,359
19,367	Gilead Sciences, Inc.	1,473,054
4,055	HCA Healthcare, Inc.	1,472,168
2,619	Humana, Inc.~	947,057
6,938	Intuitive Surgical, Inc.#~	3,084,704
3,926	IQVIA Holdings, Inc.#	966,699
33,502	Johnson & Johnson	5,288,291
3,839	Labcorp Holdings, Inc.	827,074
2,530	McKesson Corp.	1,561,061
20,540	Medtronic, PLC	1,649,773
40,055	Merck & Company, Inc.~	4,531,422
81,222	Pfizer, Inc.~	2,480,520
988	Regeneron Pharmaceuticals, Inc.#	1,066,240
1,425	Solventum Corp.#	83,904
3,618	Stryker Corp.	1,184,714
7,092	Thermo Fisher Scientific, Inc.~	4,349,807
14,629	UnitedHealth Group, Inc.	8,428,645
3,775	Vertex Pharmaceuticals, Inc.#~	1,871,343
3,598	Zimmer Biomet Holdings, Inc.	400,637
9,631	Zoetis, Inc.	1,733,965
		80,243,209
	Industrials (8.4%)
5,701	3M Company	727,163
4,314	Allegion, PLC	590,198
8,220	Automatic Data Processing, Inc.~	2,158,736
5,630	Boeing Company#~	1,073,078
22,488	Carrier Global Corp.	1,531,658
11,455	Caterpillar, Inc.~	3,965,721
60,819	CSX Corp.~	2,134,747
4,136	Deere & Company~	1,538,509
14,219	Delta Air Lines, Inc.~	611,701
5,674	Eaton Corp., PLC	1,729,378
16,231	Emerson Electric Company~	1,900,812
3,823	GE Vernova, Inc.#	681,412
4,209	Generac Holdings, Inc.#	655,257
3,589	General Dynamics Corp.	1,072,070
15,296	General Electric Company	2,603,379
13,749	Honeywell International, Inc.~	2,815,108
711	Hubbell, Inc.	281,307
5,114	Illinois Tool Works, Inc.	1,264,590
13,191	Johnson Controls International, PLC	943,684
5,713	L3Harris Technologies, Inc.	1,296,223
2,881	Lockheed Martin Corp.~	1,561,272
12,068	Masco Corp.	939,494
3,281	Norfolk Southern Corp.	818,806
2,950	Northrop Grumman Corp.~	1,428,744
5,402	Otis Worldwide Corp.	510,489
12,662	PACCAR, Inc.	1,249,233
7,726	Paychex, Inc.	989,083
2,773	Paycom Software, Inc.	462,509
12,986	Pentair, PLC	1,141,080
4,848	Quanta Services, Inc.	1,286,562
29,334	RTX Corp.~	3,446,452
25,923	Southwest Airlines Company^	698,366
36,528	Uber Technologies, Inc.#	2,354,960
11,457	Union Pacific Corp.~	2,826,786
14,973	United Airlines Holdings, Inc.#	680,074
9,677	United Parcel Service, Inc. - Class B~	1,261,590
1,801	United Rentals, Inc.	1,363,537
3,956	Veralto Corp.	421,551
4,856	Verisk Analytics, Inc.	1,271,058
9,295	Waste Management, Inc.~	1,883,725
6,677	Xylem, Inc.~	891,379
		57,061,481
	Information Technology (30.4%)
8,124	Accenture, PLC - Class A	2,685,957
5,941	Adobe, Inc.#	3,277,353
27,112	Advanced Micro Devices, Inc.#	3,917,142
25,233	Amphenol Corp. - Class A	1,621,473
10,074	Analog Devices, Inc.	2,330,922
212,174	Apple, Inc.~	47,119,602
12,298	Applied Materials, Inc.	2,609,636
3,539	Arista Networks, Inc.#	1,226,440
3,512	Autodesk, Inc.#	869,290
64,910	Broadcom, Inc.~	10,429,739
77,207	Cisco Systems, Inc.	3,740,679
9,850	Cognizant Technology Solutions Corp. - Class A	745,448
2,074	Enphase Energy, Inc.#	238,738
3,631	Gartner, Inc.#	1,819,821
20,249	HP, Inc.	730,786
42,168	Intel Corp.~	1,296,244
9,908	International Business Machines Corp.	1,903,723
5,196	Intuit, Inc.~	3,363,631
1,550	Lam Research Corp.	1,427,922
24,004	Micron Technology, Inc.~	2,636,119
106,720	Microsoft Corp.~	44,646,312
5,455	NetApp, Inc.	692,676
354,252	NVIDIA Corp.	41,454,569
5,433	NXP Semiconductors, NV	1,429,748
8,500	ON Semiconductor Corp.#	665,125
26,394	Oracle Corp.~	3,680,643
6,430	Palo Alto Networks, Inc.#	2,088,014
5,206	PTC, Inc.#	925,887
6,566	Qorvo, Inc.#	786,607
17,346	QUALCOMM, Inc.~	3,138,759
16,418	Salesforce, Inc.~	4,248,978
3,489	ServiceNow, Inc.#	2,841,407
7,747	Skyworks Solutions, Inc.	880,214
692	Super Micro Computer, Inc.#	485,542
5,267	TE Connectivity, Ltd.	812,856
7,812	Teradyne, Inc.	1,024,622
9,659	Texas Instruments, Inc.~	1,968,601
2,371	Tyler Technologies, Inc.#	1,346,989
		207,108,214
	Materials (2.0%)
4,767	Air Products & Chemicals, Inc.~	1,257,773
3,897	Avery Dennison Corp.	844,986

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
4,904	Celanese Corp.	$692,200
13,588	Corteva, Inc.	762,287
13,585	Dow, Inc.	739,975
12,214	DuPont de Nemours, Inc.	1,022,312
38,304	Freeport-McMoRan, Inc.	1,739,385
10,654	Linde, PLC	4,831,589
6,040	PPG Industries, Inc.	766,959
3,698	Sherwin-Williams Company	1,297,258
		13,954,724
	Real Estate (2.0%)
4,152	Alexandria Real Estate Equities, Inc.	486,988
5,219	American Tower Corp.	1,150,268
7,360	Camden Property Trust	815,120
10,348	Crown Castle, Inc.	1,139,108
5,814	Digital Realty Trust, Inc.	869,135
954	Equinix, Inc.	753,889
38,809	Healthpeak Properties, Inc.	846,812
4,967	Mid-America Apartment Communities, Inc.	694,237
15,283	Prologis, Inc.	1,926,422
2,736	Public Storage	809,637
22,815	Realty Income Corp.	1,310,265
7,747	Regency Centers Corp.	521,683
12,028	UDR, Inc.	481,962
9,731	Welltower, Inc.	1,082,574
18,110	Weyerhaeuser Company	575,174
		13,463,274
	Utilities (2.0%)
29,640	AES Corp.~	527,296
11,605	American Electric Power Company, Inc.	1,138,682
9,039	Consolidated Edison, Inc.	881,483
23,357	Dominion Energy, Inc.	1,248,665
14,781	Duke Energy Corp.~	1,615,120
6,539	Edison International	523,185
6,617	Entergy Corp.	767,373
25,704	Exelon Corp.	956,189
14,970	FirstEnergy Corp.	627,393
23,776	NextEra Energy, Inc.~	1,816,249
18,291	NiSource, Inc.^	571,594
11,495	Public Service Enterprise Group, Inc.	916,956
16,408	Southern Company	1,370,396
13,174	Xcel Energy, Inc.	767,781
		13,728,362
	Total Common Stocks (Cost $419,030,935)	661,002,941

Exchange-Traded Fund (1.5%)
	Other (1.5%)
18,834	SPDR S&P 500 ETF Trust (Cost $9,788,271)	10,373,956

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Option (3.8%) #
	Other (3.8%)
825	S&P 500 Index
455,589,750	Put, 12/19/25, Strike $5,600.00 (Cost $23,327,062)	$25,727,625
	TOTAL INVESTMENTS (102.2%) (Cost $452,146,268)	697,104,522

LIABILITIES, LESS OTHER ASSETS (-2.2%)		(15,113,063)

NET ASSETS (100.0%)		$681,991,459

WRITTEN OPTION (-3.1%) #
	Other (-3.1%)
(400)	S&P 500 Index
(220,892,000)	Call, 12/19/25, Strike $5,600.00 (Premium $23,492,029)	(20,936,000)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $119,922,135.
^	Security, or portion of security, is on loan.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$661,002,941	$—	$—	$661,002,941
Exchange-Traded Fund	10,373,956	—	—	10,373,956
Purchased Option	25,727,625	—	—	25,727,625
Total	$697,104,522	$—	$—	$697,104,522
Liabilities:
Written Option	$20,936,000	$—	$—	$20,936,000
Total	$20,936,000	$—	$—	$20,936,000

See accompanying Notes to Schedule of Investments

3

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
Common Stocks (84.7%)
		Communication Services (5.8%)
245,000		Alphabet, Inc. - Class A~	$42,027,300
538,500		Pinterest, Inc. - Class A~#	17,205,075
			59,232,375
		Consumer Discretionary (9.2%)
287,500		Amazon.com, Inc.~#	53,756,750
139,500		Hyatt Hotels Corp. - Class A~^	20,552,535
89,000		Marriott International, Inc. - Class A~	20,229,700
			94,538,985
		Energy (2.8%)
807,000		BP, PLC (ADR)~	28,559,730

		Financials (5.7%)
314,500		Morgan Stanley~	32,459,545
447,500		Wells Fargo & Company~	26,554,650
			59,014,195
		Health Care (15.8%)
99,000		ICON, PLC#	32,515,560
368,500		Medtronic, PLC~	29,597,920
242,500		Merck & Company, Inc.~	27,434,025
59,000		UnitedHealth Group, Inc.~	33,993,440
353,000		Zimmer Biomet Holdings, Inc.~	39,306,550
			162,847,495
		Industrials (25.3%)
257,000		3M Company	32,780,350
167,000	EUR	Airbus, SE	25,271,540
204,500		Boeing Company~#	38,977,700
847,000		CSX Corp.~	29,729,700
95,000		Emerson Electric Company	11,125,450
115,500		Honeywell International, Inc.~	23,648,625
171,000		L3Harris Technologies, Inc.~	38,798,190
121,500		Union Pacific Corp.~	29,977,695
665,500		United Airlines Holdings, Inc.~#	30,227,010
			260,536,260
		Information Technology (19.0%)
147,000		Analog Devices, Inc.~	34,012,860
116,500		Microsoft Corp.~	48,737,775
20,000		NXP Semiconductors, NV	5,263,200
292,000		Oracle Corp.~	40,719,400
114,000	EUR	SAP, SE	24,101,907
262,000		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	43,439,600
			196,274,742
		Materials (1.1%)
33,600		Sherwin-Williams Company	11,786,880
		Total Common Stocks (Cost $772,176,126)	872,790,662

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (1.1%) #
		Communication Services (0.2%)
4,000 12,780,000		Pinterest, Inc. Put, 08/02/24, Strike $36.00	$1,620,000

		Consumer Discretionary (0.1%)
560 20,616,960		Home Depot, Inc. Call, 08/09/24, Strike $370.00	296,800
890 20,229,700		Marriott International, Inc. Put, 08/02/24, Strike $235.00	663,050
750 17,405,250		Tesla, Inc. Call, 08/02/24, Strike $275.00	750
			960,600
		Health Care (0.3%)
1,300 10,962,900		BioMarin Pharmaceutical, Inc. Put, 08/16/24, Strike $80.00	146,250
2,425 27,434,025		Merck & Company, Inc. Put, 08/02/24, Strike $123.00	2,461,375
3,530 39,306,550		Zimmer Biomet Holdings, Inc. Put, 08/16/24, Strike $105.00	573,625
			3,181,250
		Industrials (0.0%)
2,045 38,977,700		Boeing Company Put, 08/02/24, Strike $180.00	30,675
4,700 20,219,400		Delta Air Lines, Inc. Call, 09/06/24, Strike $45.00	441,800
			472,475
		Information Technology (0.2%)
800 11,558,400		Advanced Micro Devices, Inc. Put, 08/02/24, Strike $130.00	8,800
6,780 20,841,720		Intel Corp. Put, 08/02/24, Strike $29.00	369,510
117 10,778,508		Lam Research Corp. Call, 08/02/24, Strike $920.00	326,430
1,165 48,737,775		Microsoft Corp. Put, 08/02/24, Strike $400.00	46,017
1,900 22,233,800		NVIDIA Corp. Call, 08/02/24, Strike $110.00	1,429,750
			2,180,507
		Other (0.3%)
8,450 108,041,700		Industrial Select Sector SPDR Fund Put, 08/16/24, Strike $124.00	359,125
4,700 105,214,200		iShares Russell 2000 ETF Call, 08/01/24, Strike $224.00	763,750
		SPDR S&P 500 ETF Trust
2,800 154,226,800		Put, 08/02/24, Strike $540.00	127,400
1,900 104,653,900		Call, 08/01/24, Strike $545.00	1,338,550
			2,588,825
		Total Purchased Options (Cost $9,632,610)	11,003,657
TOTAL INVESTMENTS (85.8%) (Cost $781,808,736)			$883,794,319

OTHER ASSETS, LESS LIABILITIES (14.2%)			146,820,994

NET ASSETS (100.0%)			$1,030,615,313

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
Common Stocks Sold Short (-11.6%) #
	Consumer Staples (-1.0%)
(13,000)	Costco Wholesale Corp.	$(10,686,000)

	Health Care (-0.5%)
(3,400)	Mettler-Toledo International, Inc.	(5,171,502)

	Industrials (-2.6%)
(16,000)	Eaton Corp., PLC	(4,876,640)
(95,000)	RTX Corp.	(11,161,550)
(380,000)	Southwest Airlines Company	(10,237,200)
		(26,275,390)
	Information Technology (-7.5%)
(36,000)	Arista Networks, Inc.	(12,475,800)
(34,000)	KLA Corp.	(27,984,380)
(11,700)	Lam Research Corp.	(10,778,508)
(31,500)	Palo Alto Networks, Inc.	(10,228,995)
(29,500)	QUALCOMM, Inc.	(5,338,025)
(52,000)	Texas Instruments, Inc.	(10,598,120)
		(77,403,828)
	Total Common Stocks Sold Short (Proceeds $108,234,867)	(119,536,720)

Exchange-Traded Fund Sold Short (-47.4%) #
	Other (-47.4%)
(886,000)	SPDR S&P 500 ETF Trust (Proceeds $452,957,000)	(488,017,660)
	TOTAL SECURITIES SOLD SHORT (Proceeds $561,191,867)	(607,554,380)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Written Options (-0.8%) #
	Consumer Discretionary (0.0%)
(1,780) (40,459,400)	Marriott International, Inc. Put, 08/16/24, Strike $220.00	(360,450)
(6,500) (10,848,500)	Stellantis, NV Put, 08/16/24, Strike $16.00	(81,250)
		(441,700)
	Financials (0.0%)
(540) (14,346,180)	Visa, Inc. Put, 09/20/24, Strike $240.00	(45,900)

	Health Care (-0.3%)
(2,425) (27,434,025)	Merck & Company, Inc. Put, 08/02/24, Strike $116.00	(727,500)
(785) (45,228,560)	Unitedhealth Group, Inc. Call, 08/16/24, Strike $560.00	(1,723,075)
	Zimmer Biomet Holdings, Inc.
(3,530) (39,306,550)	Call, 09/20/24, Strike $125.00	(317,700)
(3,530) (39,306,550)	Put, 09/20/24, Strike $95.00	(255,925)
		(3,024,200)
	Industrials (-0.1%)
	Boeing Company
(2,045) (38,977,700)	Put, 08/02/24, Strike $170.00	(11,248)
(500) (9,530,000)	Call, 09/20/24, Strike $220.00	(64,500)
(4,700) (20,219,400)	Delta Air Lines, Inc. Put, 08/02/24, Strike $44.00	(549,900)
		(625,648)
	Information Technology (-0.1%)
(800) (11,558,400)	Advanced Micro Devices, Inc. Put, 08/30/24, Strike $110.00	(28,400)
	Lam Research Corp.
(117) (10,778,508)	Call, 08/16/24, Strike $1,000.00	(125,483)
(117) (10,778,508)	Put, 08/16/24, Strike $800.00	(66,397)
	Microsoft Corp.
(1,750) (73,211,250)	Put, 09/20/24, Strike $360.00	(231,875)
(870) (36,396,450)	Call, 09/20/24, Strike $460.00	(217,500)
		(669,655)
	Other (-0.3%)
	Industrial Select Sector SPDR Fund
(16,900) (216,083,400)	Put, 09/20/24, Strike $110.00	(1,259,050)
(8,450) (108,041,700)	Put, 08/16/24, Strike $120.00	(109,850)
(7,050) (157,821,300)	iShares Russell 2000 ETF Call, 08/16/24, Strike $235.00	(1,068,075)
	SPDR S&P 500 ETF Trust
(2,800) (154,226,800)	Put, 08/30/24, Strike $520.00	(471,800)
(2,800) (154,226,800)	Put, 08/30/24, Strike $510.00	(306,600)
		(3,215,375)
	Total Written Options (Premium $6,881,192)	(8,022,478)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $527,045,792.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

2

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$823,417,215	$49,373,447	$—	$872,790,662
Purchased Options	11,003,657	—	—	11,003,657
Total	$834,420,872	$49,373,447	$—	$883,794,319
Liabilities:
Common Stocks Sold Short	$119,536,720	$—	$—	$119,536,720
Exchange-Traded Fund Sold Short	488,017,660	—	—	488,017,660
Written Options	8,022,478	—	—	8,022,478
Total	$615,576,858	$—	$—	$615,576,858

See accompanying Notes to Schedule of Investments

3

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
CONVERTIBLE BONDS (28.5%)
	Communication Services (10.3%)
91,000	TechTarget, Inc.~
	0.000%, 12/15/26	$88,206
133,000	Perficient, Inc.~
	0.125%, 11/15/26	130,533
		218,739
	Consumer Discretionary (2.0%)
43,000	Alibaba Group Holding, Ltd.~*
	0.500%, 06/01/31	43,236

	Health Care (3.1%)
58,000	Cerevel Therapeutics Holdings, Inc.~*
	2.500%, 08/15/27	67,033
		67,033
	Information Technology (13.1%)
88,000	Shift4 Payments, Inc.~
	0.500%, 08/01/27	82,544
74,000	Five9, Inc.*
	1.000%, 03/15/29	66,855
68,000	Envestnet, Inc.
	0.750%, 08/15/25	66,434
55,000	Rapid7, Inc.~
	0.250%, 03/15/27	49,339
27,000	Wolfspeed, Inc.
	0.250%, 02/15/28	14,362
		279,534
	Total Convertible Bonds (Cost $601,580)	608,542

NUMBER OF
SHARES		VALUE
Common Stocks (64.2%)
	Communication Services (0.9%)
1,181	TEGNA, Inc.~	18,813

	Consumer Discretionary (4.0%)
2,423	Capri Holdings, Ltd.~#	81,267
400	iRobot Corp.~#	4,716
		85,983
	Consumer Staples (7.5%)
755	Mirati Therapeutics, Inc.#‡‡‡	755
58	Boston Beer Company, Inc. - Class A#	16,252
7,246	Albertsons Companies, Inc. - Class A	143,699
		160,706
	Energy (17.6%)
22,845	Southwestern Energy Company~#	147,350
2,780	Diamond Offshore Drilling, Inc.#	45,648
1,185	Hess Corp.	181,803
		374,801
	Health Care (6.7%)
1,446	Amedisys, Inc.~#	141,780
		141,780
	Industrials (1.6%)
975	ChampionX Corp.	33,404
500	Spirit Airlines, Inc.	1,505
		34,909
	Information Technology (12.8%)
4,215	Juniper Networks, Inc.~	158,863
173	Twilio, Inc. - Class A~#	10,230
310	Ansys, Inc.~#	97,225
1,225	Matterport, Inc.~#	5,439
		271,757
	Materials (5.1%)
2,628	United States Steel Corp.~	107,985

	Special Purpose Acquisition Companies (5.7%)#
7,970	Everest Consolidator Acquisition Corp.~#	89,662
230	Quetta Acquisition Corp.#	2,380
327	Ai Transportation Acquisition Corp.#	3,401
409	Black Hawk Acquisition Corp.#	4,233
231	Spark I Acquisition Corp.#	2,407
200	Generation Asia I Acquisition, Ltd. - Class A#	2,251
1,500	Four Leaf Acquisition Corp. - Class A#	16,455
		120,789
	Utilities (2.3%)
1,200	PNM Resources, Inc.	49,896

	Total Common Stocks (Cost $1,424,086)	1,367,419

Rights (0.0%) #
	Special Purpose Acquisition Companies (0.0%)
23	Quetta Acquisition Corp.,
	(Expires 11/30/24)	29
327	AI Transportation Acquisition Corp.,
	(Expires 10/25/24)	75
	Total Rights (Cost $88)	104

Warrant (0.0%) #
	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp.
	11/27/28, Strike $11.50
	(Cost $16)	23

See accompanying Notes to Schedule of Investments

1

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	TOTAL INVESTMENTS (92.7%)
	(Cost $2,025,770)	$1,976,088

OTHER ASSETS, LESS LIABILITIES (7.3%)		155,111

NET ASSETS (100.0%)		$2,131,199

Common Stocks Sold Short (-20.0%) #
	Energy (-17.2%)
(1,980)	Chesapeake Energy Corp.	(151,133)
(991)	Chevron Corp.	(159,026)
(483)	Noble Corp., PLC	(22,807)
(717)	Schlumberger, NV	(34,624)
		(367,590)
	Information Technology (-2.8%)
(106)	Synopsys, Inc.	(59,182)
	Total Common Stocks Sold Short (Proceeds $426,739)	(426,772)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Written Options (-0.2%) #
	Communication Services (0.0%)
(5)	Tegna, Inc.
(7,965)	Call, 10/18/24, Strike $16.00	$(425)

	Consumer Discretionary (-0.1%)
(4)	iRobot Corp.
(4,716)	Call, 09/20/24, Strike $11.00	(800)
	Utilities (-0.1%)
(12)	Pnm Resources, Inc.
(49,896)	Call, 08/16/24, Strike $40.00	(2,430)
	Total Written Options (Premium $2,034)	$(3,655)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $718,447.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$608,542	$—	$608,542
Common Stocks	1,366,664	—	755	1,367,419
Rights	104	—	—	104
Warrants	—	23	—	23
Total	$1,366,768	$608,565	$755	$1,976,088
Liabilities:
Common Stocks Sold Short	$426,772	$—	$—	$426,772
Written Options	3,655	—	—	3,655
Total	$430,427	$—	$—	$430,427

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund’s assets and liabilities during the period ended July 31, 2024:

Investments in Securities	Balance as of October 31, 2023	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of July 31, 2024
Common Stocks	$154,530	$-	$34,551	$11,310	$529	$(200,164)	$-	$-	$755	$227
Total	$154,530	$-	$34,551	$11,310	$529	$(200,164)	$-	$-	$755	$227

As of July 31, 2024, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (90.9%)
	Communication Services (5.7%)
	Liberty Media Corp.
9,250,000	2.375%, 09/30/53*	$10,100,537
5,250,000	3.750%, 03/15/28	5,580,068
11,250,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	12,672,000
16,750,000	Snap, Inc.*
	0.500%, 05/01/30	15,647,850
4,000,000	Zillow Group, Inc.^
	1.375%, 09/01/26	4,965,720
		48,966,175
	Consumer Discretionary (18.2%)
8,500,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	8,546,750
6,750,000	Booking Holdings, Inc.
	0.750%, 05/01/25	13,320,247
7,000,000	Carnival Corp.
	5.750%, 12/01/27	10,582,670
5,750,000	DISH Network Corp.
	0.000%, 12/15/25	4,224,008
10,750,000	DraftKings Holdings, Inc.^
	0.000%, 03/15/28	9,109,228
9,000,000	Etsy, Inc.
	0.125%, 10/01/26	9,317,700
15,750,000	Ford Motor Company
	0.000%, 03/15/26	15,308,842
4,250,000	JD.com, Inc.*
	0.250%, 06/01/29	3,986,798
2,695,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,696,206
5,250,000	Marriott Vacations Worldwide Corp.
	3.250%, 12/15/27	4,824,645
8,250,000	Meritage Homes Corp.*
	1.750%, 05/15/28	9,134,400
13,000,000	Rivian Automotive, Inc.
	4.625%, 03/15/29	14,336,660
5,250,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	16,662,397
7,750,000	Shake Shack, Inc.
	0.000%, 03/01/28	6,692,435
3,500,000	Stride, Inc.
	1.125%, 09/01/27	5,326,650
8,500,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	7,949,285
	Wayfair, Inc.
7,500,000	3.500%, 11/15/28	10,648,050
3,600,000	3.250%, 09/15/27	4,191,336
		155,858,307
	Consumer Staples (1.5%)
8,000,000	Post Holdings, Inc.
	2.500%, 08/15/27	9,110,240
4,250,000	Spectrum Brands, Inc.*
	3.375%, 06/01/29	4,125,432
		13,235,672
	Energy (1.8%)
4,250,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	4,452,895
5,410,000	Nabors Industries, Inc.
	1.750%, 06/15/29	4,538,016
5,000,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	6,370,050
		15,360,961
	Financials (2.0%)
	Coinbase Global, Inc.
4,375,000	0.250%, 04/01/30*	4,330,769
4,000,000	0.500%, 06/01/26^	4,132,600
8,750,000	Global Payments, Inc.*^
	1.500%, 03/01/31	8,248,012
		16,711,381
	Health Care (15.4%)
5,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	5,952,265
7,750,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	7,455,655
6,000,000	CONMED Corp.
	2.250%, 06/15/27	5,404,020
26,250,000	Dexcom, Inc.
	0.375%, 05/15/28	22,984,500
4,250,000	Enovis Corp.*
	3.875%, 10/15/28	4,610,995
	Exact Sciences Corp.
10,750,000	0.375%, 03/01/28^	9,107,830
4,000,000	2.000%, 03/01/30*	3,695,440
8,250,000	Halozyme Therapeutics, Inc.
	1.000%, 08/15/28	9,474,630
2,215,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	1,941,558
1,875,000	Insmed, Inc.
	0.750%, 06/01/28	4,273,331
5,750,000	Insulet Corp.
	0.375%, 09/01/26	6,228,458
7,625,000	Integer Holdings Corp.
	2.125%, 02/15/28	11,155,070
5,500,000	Ionis Pharmaceuticals, Inc.
	0.000%, 04/01/26	5,805,580
4,250,000	iRhythm Technologies, Inc.*
	1.500%, 09/01/29	3,890,153
12,250,000	Jazz Investments I, Ltd.
	2.000%, 06/15/26	12,006,347
2,859,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	4,285,069
10,000,000	NeoGenomics, Inc.
	0.250%, 01/15/28	8,149,700
4,250,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	5,156,270
		131,576,871
	Industrials (5.0%)
5,000,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	7,026,400
3,500,000	Fluor Corp.*
	1.125%, 08/15/29	4,294,780
3,875,000	Middleby Corp.
	1.000%, 09/01/25	4,403,356
7,000,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	8,484,630
	Uber Technologies, Inc.
10,532,000	0.875%, 12/01/28*	11,773,512

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

6,750,000	0.000%, 12/15/25	$6,977,138
		42,959,816
	Information Technology (33.1%)
4,750,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	5,156,648
11,000,000	Akamai Technologies, Inc.*
	1.125%, 02/15/29	10,965,350
4,250,000	Alarm.com Holdings, Inc.*
	2.250%, 06/01/29	4,409,545
11,500,000	Bentley Systems, Inc.
	0.125%, 01/15/26	11,366,830
8,000,000	Confluent, Inc.
	0.000%, 01/15/27	6,975,440
5,000,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	8,158,300
7,250,000	Datadog, Inc.
	0.125%, 06/15/25	9,632,423
8,500,000	DigitalOcean Holdings, Inc.
	0.000%, 12/01/26	7,235,625
4,250,000	Five9, Inc.*
	1.000%, 03/15/29	3,839,620
4,250,000	Itron, Inc.*
	1.375%, 07/15/30	4,328,115
4,250,000	Microchip Technology, Inc.*^
	0.750%, 06/01/30	4,277,540
6,750,000	MicroStrategy, Inc.*
	0.625%, 03/15/30	8,526,600
14,250,000	MKS Instruments, Inc.*
	1.250%, 06/01/30	15,037,740
	NCL Corp., Ltd.
7,000,000	5.375%, 08/01/25	8,277,500
5,250,000	2.500%, 02/15/27	5,015,640
3,500,000	Nutanix, Inc.
	0.250%, 10/01/27	3,851,820
19,250,000	ON Semiconductor Corp.^
	0.500%, 03/01/29	19,860,610
4,500,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	14,693,940
10,250,000	Parsons Corp.*
	2.625%, 03/01/29	11,767,615
8,000,000	Rapid7, Inc.*^
	1.250%, 03/15/29	7,367,360
10,000,000	Seagate HDD Cayman*
	3.500%, 06/01/28	13,645,000
21,750,000	Shift4 Payments, Inc.
	0.000%, 12/15/25	23,629,417
4,400,000	SK Hynix, Inc.
	1.750%, 04/11/30	7,568,220
13,250,000	Super Micro Computer, Inc.*
	0.000%, 03/01/29	12,568,287
13,750,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	16,660,462
7,744,000	Unity Software, Inc.
	0.000%, 11/15/26	6,742,004
4,250,000	Vertex, Inc.*
	0.750%, 05/01/29	5,462,780
8,750,000	Western Digital Corp.*
	3.000%, 11/15/28	12,765,725
10,250,000	Wolfspeed, Inc.
	0.250%, 02/15/28	5,452,385
6,250,000	Zscaler, Inc.
	0.125%, 07/01/25	7,964,938
		283,203,479
	Materials (0.8%)
1,625,000	ATI, Inc.
	3.500%, 06/15/25	7,114,283

	Real Estate (1.2%)
10,000,000	Welltower OP, LLC*
	3.125%, 07/15/29	10,472,500

	Utilities (6.2%)
8,875,000	Alliant Energy Corp.
	3.875%, 03/15/26	9,000,404
9,000,000	CMS Energy Corp.
	3.375%, 05/01/28	9,184,860
13,750,000	NextEra Energy Capital Holdings, Inc.*
	3.000%, 03/01/27	16,587,587
9,500,000	PPL Capital Funding, Inc.^
	2.875%, 03/15/28	9,442,620
8,250,000	Southern Company
	3.875%, 12/15/25	8,741,948
		52,957,419
	TOTAL CONVERTIBLE BONDS
	(Cost $716,954,985)	778,416,864

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.1%)
	Financials (2.5%)
127,810	Apollo Global Management, Inc.
	6.750%, 07/31/26	8,691,080
10,300	Bank of America Corp.‡‡
	7.250%, 12/31/49	12,329,203
		21,020,283
	Industrials (0.6%)
86,940	Chart Industries, Inc.
	6.750%, 12/15/25	5,409,407
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $23,720,094)	26,429,690

PRINCIPAL
AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Information Technology (0.0%)
225	Palo Alto Networks, Inc.
7,306,425	Put, 09/20/24, Strike $320.00	$395,438

	Other (0.1%)
675	Invesco QQQ Trust Series 1
31,797,225	Put, 09/20/24, Strike $460.00	580,500
	Total PURCHASED OPTIONS
	(Cost $750,113)	975,938

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)
33,383,150	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $33,383,150)	$33,383,150
	TOTAL INVESTMENTS (98.0%) (Cost $774,808,342)	839,205,642
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(33,383,150)
OTHER ASSETS, LESS LIABILITIES (5.9%)		50,523,795
NET ASSETS (100.0%)		$856,346,287

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	South Korean Won	11/27/24	9,653,669,000	$7,060,493	$27,367
					$27,367

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	Hong Kong Dollar	11/27/24	88,645,000	$11,381,671	$8,117
State Street Bank and Trust	South Korean Won	11/27/24	20,063,947,000	14,674,355	(98,506)
					$(90,389)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Convertible Bonds	$—	$778,416,864	$—	$778,416,864
Convertible Preferred Stocks	26,429,690	—	—	26,429,690
Purchased Options	975,938	—	—	975,938
Investment of Cash Collateral For Securities Loaned	—	33,383,150	—	33,383,150
Forward Foreign Currency Contracts	—	35,484	—	35,484
Total	$27,405,628	$811,835,498	$—	$839,241,126
Liabilities:
Forward Foreign Currency Contracts	$—	$98,506	$—	$98,506
Total	$—	$98,506	$—	$98,506

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (90.3%)
		Communication Services (2.0%)
50,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	$331,141
1,257,000		Snap, Inc.*
		0.500%, 05/01/30	1,174,289
808,000		Zillow Group, Inc.
		1.375%, 09/01/26	1,003,075
			2,508,505
		Consumer Discretionary (27.3%)
2,363,200	EUR	Accor, SA
		0.700%, 12/07/27	1,257,712
5,092,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	5,120,006
1,189,000		DISH Network Corp.
		0.000%, 12/15/25	873,451
1,557,000		DraftKings Holdings, Inc.
		0.000%, 03/15/28	1,319,355
772,000		Etsy, Inc.^
		0.125%, 10/01/26	799,252
1,329,000		Farfetch, Ltd.
		3.750%, 05/01/27	23,364
1,400,000	AUD	Flight Centre Travel Group, Ltd.
		1.625%, 11/01/28	911,914
3,835,000		JD.com, Inc.*
		0.250%, 06/01/29	3,597,498
1,330,000		Lucid Group, Inc.*
		1.250%, 12/15/26	837,089
1,052,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	2,577,779
1,222,000		Meritage Homes Corp.*
		1.750%, 05/15/28	1,352,998
646,000		NIO, Inc.*
		4.625%, 10/15/30	406,450
		Ocado Group, PLC
900,000	GBP	0.750%, 01/18/27	937,444
800,000	GBP	0.875%, 12/09/25	956,120
		Rivian Automotive, Inc.
1,518,000		4.625%, 03/15/29	1,674,081
958,000		3.625%, 10/15/30*	925,552
639,000		Royal Caribbean Cruises, Ltd.
		6.000%, 08/15/25	2,028,052
160,000,000	JPY	Sanrio Company, Ltd.
		0.000%, 12/14/28	1,478,509
700,000	EUR	Shop Apotheke Europe, NV
		0.000%, 01/21/28	730,439
530,000		Stride, Inc.
		1.125%, 09/01/27	806,607
2,522,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	2,358,600
1,398,000		Wayfair, Inc.
		3.500%, 11/15/28	1,984,796
1,283,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	1,274,070
			34,231,138
		Consumer Staples (1.4%)
600,000	EUR	Davide Campari-Milano, NV
		2.375%, 01/17/29	648,168
1,000,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	1,069,501
			1,717,669
		Energy (4.5%)
2,300,000	EUR	Eni S.p.A
		2.950%, 09/14/30	2,584,909
670,000		Nabors Industries, Inc.
		1.750%, 06/15/29	562,009
1,341,000		Northern Oil & Gas, Inc.
		3.625%, 04/15/29	1,708,447
500,000	EUR	Saipem S.p.A
		2.875%, 09/11/29	721,087
			5,576,452
		Financials (5.1%)
888,000		Affirm Holdings, Inc.
		0.000%, 11/15/26	751,869
1,273,000		Coinbase Global, Inc.*
		0.250%, 04/01/30	1,260,130
327,917	EUR	Corestate Capital Holding, SA
		8.000%, 12/31/26
		9.000% PIK rate	132,462
1,000,000	GBP	Cornwall Jersey, Ltd.
		0.750%, 04/16/26	926,895
622,000		Global Payments, Inc.*^
		1.500%, 03/01/31	586,316
900,000	EUR	JPMorgan Chase Financial Company, LLC§
		0.000%, 01/14/25	1,003,548
1,299,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	1,786,125
			6,447,345
		Health Care (11.0%)
761,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	823,577
650,000		Coherus Biosciences, Inc.
		1.500%, 04/15/26	488,560
841,000		CONMED Corp.
		2.250%, 06/15/27	757,463
		Dexcom, Inc.
623,000		0.375%, 05/15/28	545,499
585,000		0.250%, 11/15/25	550,304
625,000		Enovis Corp.*
		3.875%, 10/15/28	678,088
		Halozyme Therapeutics, Inc.
785,000		1.000%, 08/15/28	901,525
622,000		0.250%, 03/01/27^	611,432
313,000		Immunocore Holdings, PLC*
		2.500%, 02/01/30	274,360
502,000		Innoviva, Inc.
		2.500%, 08/15/25	599,137
788,000		Integra LifeSciences Holdings Corp.
		0.500%, 08/15/25	743,053
753,000		Ionis Pharmaceuticals, Inc.
		0.000%, 04/01/26	794,837
643,000		iRhythm Technologies, Inc.*
		1.500%, 09/01/29	588,557
1,295,000		Jazz Investments I, Ltd.
		2.000%, 06/15/26	1,269,242

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

415,000		Lantheus Holdings, Inc.
		2.625%, 12/15/27	$622,002
941,000		NeoGenomics, Inc.
		0.250%, 01/15/28	766,887
600,000		Omnicell, Inc.
		0.250%, 09/15/25	566,826
255,000		Pacira BioSciences, Inc.
		0.750%, 08/01/25	239,024
759,000		Sarepta Therapeutics, Inc.
		1.250%, 09/15/27	920,849
618,000		TransMedics Group, Inc.^
		1.500%, 06/01/28	1,045,273
			13,786,495
		Industrials (5.5%)
180,000,000	JPY	Daifuku Company Ltd.
		0.000%, 09/13/30	1,294,166
600,000	EUR	Duerr, AG
		0.750%, 01/15/26	617,259
981,000		John Bean Technologies Corp.
		0.250%, 05/15/26	906,228
700,000		L&F Company Ltd.
		2.500%, 04/26/30	445,928
652,000		Middleby Corp.
		1.000%, 09/01/25	740,900
400,000	EUR	Rheinmetall, AG
		2.250%, 02/07/30	741,644
600,000	EUR	SPIE, SA
		2.000%, 01/17/28	773,376
1,196,000		Uber Technologies, Inc.*
		0.875%, 12/01/28	1,336,985
			6,856,486
		Information Technology (25.6%)
		Akamai Technologies, Inc.
978,000		1.125%, 02/15/29*~	974,919
610,000		0.125%, 05/01/25	674,739
691,000		BILL Holdings, Inc.
		0.000%, 04/01/27	596,015
973,000		CyberArk Software, Ltd.
		0.000%, 11/15/24	1,587,605
496,000		Datadog, Inc.
		0.125%, 06/15/25	658,991
2,203,000		DigitalOcean Holdings, Inc.
		0.000%, 12/01/26	1,875,304
1,374,000		Dropbox, Inc.
		0.000%, 03/01/28	1,288,139
1,840,000		Fastly, Inc.
		0.000%, 03/15/26	1,671,364
637,000		Five9, Inc.*
		1.000%, 03/15/29	575,491
600,000		Gigabyte Technology Company, Ltd.
		0.000%, 07/27/28	580,536
500,000	EUR	GlobalWafers GmbH
		1.500%, 01/23/29	525,005
663,000		LivePerson, Inc.
		0.000%, 12/15/26	323,597
1,367,000		Microchip Technology, Inc.^
		0.125%, 11/15/24	1,424,701
1,421,000		MicroStrategy, Inc.*
		0.875%, 03/15/31	1,369,787
633,000		MKS Instruments, Inc.*
		1.250%, 06/01/30	667,992
2,783,000		NCL Corp., Ltd.^
		1.125%, 02/15/27	2,602,884
700,000	EUR	Nexi S.p.A
		0.000%, 02/24/28	646,113
569,000		Nice, Ltd.
		0.000%, 09/15/25	539,549
		ON Semiconductor Corp.
1,301,000		0.500%, 03/01/29^	1,342,268
824,000		0.000%, 05/01/27	1,279,969
621,000		Parsons Corp.*
		2.625%, 03/01/29	712,945
729,000		Pegasystems, Inc.
		0.750%, 03/01/25	707,174
1,291,000		Seagate HDD Cayman*
		3.500%, 06/01/28	1,761,570
329,000		Shift4 Payments, Inc.
		0.000%, 12/15/25	357,429
600,000		SK Hynix, Inc.
		1.750%, 04/11/30	1,032,030
708,200	EUR	SOITEC
		0.000%, 10/01/25	1,312,085
1,232,000		Super Micro Computer, Inc.*
		0.000%, 03/01/29	1,168,614
796,000		Tyler Technologies, Inc.
		0.250%, 03/15/26	964,489
		Workiva, Inc.
977,000		1.250%, 08/15/28*	879,466
120,000		1.125%, 08/15/26	135,008
1,243,000		Xero Investments, Ltd.
		1.625%, 06/12/31	1,304,180
490,000		Zscaler, Inc.
		0.125%, 07/01/25	624,451
			32,164,409
		Materials (3.9%)
1,448,000		Amyris, Inc. @
		0.000%, 11/15/26	39,805
1,200,000		Gold Pole Capital Company, Ltd.
		1.000%, 06/25/29	1,210,392
1,300,000		LG Chem, Ltd.
		1.250%, 07/18/28	1,242,059
844,000		Lithium Americas Corp.
		1.750%, 01/15/27	640,157
70,000,000	JPY	Nippon Steel Corp.
		0.000%, 10/05/26	622,489
1,100,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	1,188,487
			4,943,389
		Real Estate (0.9%)
1,235,000		Redfin Corp.
		0.000%, 10/15/25	1,128,531

		Utilities (3.1%)
1,282,000		American Water Capital Corp.
		3.625%, 06/15/26	1,292,935
624,000		CMS Energy Corp.
		3.375%, 05/01/28	636,817
1,307,000		PPL Capital Funding, Inc.^
		2.875%, 03/15/28	1,299,106
651,000		Southern Company
		3.875%, 12/15/25	689,819
			3,918,677
		TOTAL CONVERTIBLE BONDS
		(Cost $113,510,270)	113,279,096

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (2.3%)
	Financials (1.8%)
32,723	Apollo Global Management, Inc.
	6.750%, 07/31/26	$2,225,164

	Utilities (0.5%)
15,361	NextEra Energy, Inc.^
	6.926%, 09/01/25	678,342
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $2,463,410)	2,903,506

PRINCIPAL AMOUNT		VALUE

U.S. Government And Agency Securities (3.6%)
	Other (3.6%)
	U.S. Treasury Note
3,593,000	1.750%, 03/15/25^	3,523,596
1,022,000	4.375%, 10/31/24	1,019,644
	Total U.S. Government And Agency Securities (Cost $4,540,186)	4,543,240

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Purchased Options (0.2%) #
		Energy (0.1%)
164		Eog Resources, Inc.
2,079,520		Call, 01/17/25, Strike $141.00	65,600
462	EUR	Totalenergies, SE
5,975,323		Call, 12/20/24, Strike 65.00	115,770
			181,370
		Industrials (0.0%)
946	CHF	Swatch Group, AG
96,776		Call, 09/20/24, Strike 200.00	9,592

		Other (0.1%)
347		Invesco QQQ Trust Series 1
16,346,129		Put, 09/30/24, Strike $420.00	90,567
		Total Purchased Options
		(Cost $910,016)	281,529

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.6%)
9,526,902	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $9,526,902)	9,526,902
	TOTAL INVESTMENTS (104.0%) (Cost $130,950,784)	130,534,273
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.6%)		$(9,526,902)
OTHER ASSETS, LESS LIABILITIES (3.6%)		4,466,381
NET ASSETS (100.0%)		$125,473,752

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
Other (0.0%)
(347)	Invesco QQQ Trust Series 1
(16,346,129)	Put, 09/30/24, Strike $380.00
	(Premium $184,831)	(27,587)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $198,373.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Convertible Bonds	$—	$113,279,096	$—	$113,279,096
Convertible Preferred Stocks	2,903,506	—	—	2,903,506
U.S. Government and Agency Securities	—	4,543,240	—	4,543,240
Purchased Options	281,529	—	—	281,529
Investment Of Cash Collateral For Securities Loaned	—	9,526,902	—	9,526,902
Total	$3,185,035	$127,349,238	$—	$130,534,273
Liabilities:
Written Option	$27,587	$—	$—	$27,587
Total	$27,587	$—	$—	$27,587

CURRENCY EXPOSURE JULY 31, 2024

	Value	% of Total Investments

US Dollar	$108,970,851	83.5%
European Monetary Unit	14,067,565	10.8%
Japanese Yen	3,726,305	2.8%
British Pound Sterling	2,820,459	2.2%
Australian Dollar	911,914	0.7%
Swiss Franc	9,592	—%

Total Investments	$130,506,686	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
Common Stocks (100.0%)
	Communication Services (3.3%)
244,650	EverQuote, Inc. - Class A#	$6,382,918
276,668	Magnite, Inc.#	4,022,753
		10,405,671
	Consumer Discretionary (13.0%)
11,232	Abercrombie & Fitch Company - Class A#	1,656,495
14,046	Adtalem Global Education, Inc.#	1,101,347
12,197	Boot Barn Holdings, Inc.#	1,628,056
9,825	Cava Group, Inc.#	827,461
40,680	Dutch Bros, Inc. - Class A#	1,556,010
43,114	J Jill, Inc.	1,657,733
199,912	Lincoln Educational Services Corp.#	2,820,758
40,070	Modine Manufacturing Company#	4,714,636
494,199	Rush Street Interactive, Inc.#	4,946,932
21,905	Strategic Education, Inc.	2,308,787
95,219	Stride, Inc.#	7,234,740
26,082	Sweetgreen, Inc. - Class A#	716,733
2,141	TopBuild Corp.#	1,024,554
320,606	Universal Technical Institute, Inc.#	6,072,278
7,553	Wingstop, Inc.	2,823,916
		41,090,436
	Consumer Staples (3.8%)
44,109	Freshpet, Inc.#	5,368,066
853,744	Mama's Creations, Inc.#	6,505,529
		11,873,595
	Energy (5.8%)
350,003	Newpark Resources, Inc.#	2,891,025
59,393	Tidewater, Inc.#	5,877,531
40,450	Valaris, Ltd.#	3,178,966
55,214	Weatherford International, PLC#	6,507,522
		18,455,044
	Financials (3.4%)
52,971	Moneylion, Inc.#	3,650,761
14,064	Piper Sandler Companies	3,843,410
79,417	Skyward Specialty Insurance Group, Inc.#	3,142,531
		10,636,702
	Health Care (27.2%)
932,378	ADMA Biologics, Inc.#	11,449,602
69,127	Artivion, Inc.#	1,876,798
304,256	Avid Bioservices, Inc.#	3,176,433
212,563	BioLife Solutions, Inc.#	5,105,763
19,608	Blueprint Medicines Corp.#	2,123,546
65,617	CareDx, Inc.#	1,311,684
43,694	Corcept Therapeutics, Inc.#	1,689,647
64,857	Crinetics Pharmaceuticals, Inc.#	3,445,204
168,365	GeneDx Holdings Corp.#	5,508,903
69,369	Halozyme Therapeutics, Inc.#	3,833,331
48,139	Insmed, Inc.#	3,502,112
39,507	Intra-Cellular Therapies, Inc.#	3,109,991
23,630	iRadimed Corp.	1,103,757
41,719	Ligand Pharmaceuticals, Inc.#	4,546,954
7,856	Madrigal Pharmaceuticals, Inc.#	2,236,289
179,325	MannKind Corp.#	1,032,912
25,240	Natera, Inc.#	2,584,323
169,169	RadNet, Inc.#	10,107,848
43,062	RxSight, Inc.#	1,970,948
22,718	TransMedics Group, Inc.#	3,231,863
59,506	Twist Bioscience Corp.#	3,321,030
18,047	UFP Technologies, Inc.#	5,803,735
32,261	Vaxcyte, Inc.#	2,545,070
27,858	Viking Therapeutics, Inc.#	1,587,906
		86,205,649
	Industrials (24.9%)
4,978	Advanced Drainage Systems, Inc.	881,305
83,515	Argan, Inc.	6,591,839
20,233	Axon Enterprise, Inc.#	6,070,102
36,904	AZEK Company, Inc.#	1,656,621
99,445	Blue Bird Corp.#	5,183,073
23,385	CBIZ, Inc.#	1,622,919
146,175	CECO Environmental Corp.#	4,268,310
33,854	Construction Partners, Inc. - Class A#	2,188,661
59,945	Embraer, SA (ADR)#	1,861,892
118,951	FTAI Aviation, Ltd.	13,257,089
75,000	Limbach Holdings, Inc.#	4,779,000
27,705	Loar Holdings, Inc.#	1,731,562
19,317	Moog, Inc. - Class A	3,788,064
106,239	Orion Group Holdings, Inc.#	872,222
69,097	Proficient Auto Logistics, Inc.#	1,392,305
74,662	Sterling Infrastructure, Inc.#	8,687,670
23,698	Transcat, Inc.#	2,730,957
35,433	VSE Corp.	3,153,183
85,350	WNS Holdings, Ltd.#	5,085,153
27,592	XPO, Inc.#	3,170,045
		78,971,972
	Information Technology (17.4%)
66,178	ACM Research, Inc. - Class A#	1,187,895
5,532	Appfolio, Inc. - Class A#	1,225,227
70,520	Arlo Technologies, Inc.#	1,069,083
569,042	AvePoint, Inc.#	6,202,558
15,547	Celestica, Inc.#	815,285
46,987	Credo Technology Group Holding, Ltd.#	1,303,889
2,427	CyberArk Software, Ltd.#	622,234
38,778	Descartes Systems Group, Inc.#	3,941,784
9,111	Fabrinet#	2,009,522
17,710	FormFactor, Inc.#	948,548
272,343	indie Semiconductor, Inc. - Class A#	1,628,611
14,773	MACOM Technology Solutions Holdings, Inc.#	1,490,891
13,083	Nutanix, Inc. - Class A#	660,822
4,964	Onto Innovation, Inc.#	949,613
26,246	Parsons Corp.#	2,398,097
13,240	Pegasystems, Inc.	923,093
814,223	Powerfleet, Inc. NJ#	3,688,430
60,638	PubMatic, Inc. - Class A#	1,331,611
16,287	Pure Storage, Inc. - Class A#	976,080
24,192	Semtech Corp.#	767,370
80,491	SentinelOne, Inc. - Class A#	1,843,244
123,814	SimilarWeb, Ltd.#	758,980
14,884	SiTime Corp.#	2,112,784
20,811	Ultra Clean Holdings, Inc.#	900,284
106,045	Varonis Systems, Inc.#	5,846,261
23,154	Veeco Instruments, Inc.#	958,807
5,700	Wix.com, Ltd.#	888,773

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
364,536	Zeta Global Holdings Corp. - Class A#	$7,808,361
		55,258,137
	Materials (1.2%)
12,032	Carpenter Technology Corp.	1,755,108
3,883	Eagle Materials, Inc.	1,057,341
12,911	Knife River Corp.#	1,026,682
		3,839,131

	Total Common Stocks
	(Cost $240,366,695)	316,736,337
	TOTAL INVESTMENTS (100.0%)
	(Cost $240,366,695)	316,736,337
OTHER ASSETS, LESS LIABILITIES (0.0%)		138,236
NET ASSETS (100.0%)		316,874,573

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$316,736,337	$—	$—	$316,736,337
Total	$316,736,337	$—	$—	$316,736,337

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (100.0%)
	Communication Services (2.1%)
8,425	EverQuote, Inc. - Class A#	$219,808
19,520	Magnite, Inc.#	283,821
		503,629
	Consumer Discretionary (14.8%)
531	Abercrombie & Fitch Company - Class A#	78,312
912	Adtalem Global Education, Inc.#	71,510
718	Boot Barn Holdings, Inc.#	95,839
1,677	Cava Group, Inc.#	141,237
139	Deckers Outdoor Corp.#	128,246
3,306	DraftKings, Inc. - Class A#	122,157
3,735	Dutch Bros, Inc. - Class A#	142,864
1,171	Grand Canyon Education, Inc.#	182,617
2,737	Modine Manufacturing Company#	322,035
755	Murphy USA, Inc.	381,215
9,510	On Holding, AG - Class A#	393,904
23,496	Rush Street Interactive, Inc.#	235,195
1,256	Strategic Education, Inc.	132,382
6,755	Stride, Inc.#	513,245
1,628	Sweetgreen, Inc. - Class A#	44,737
225	TopBuild Corp.#	107,671
10,464	Universal Technical Institute, Inc.#	198,188
834	Wingstop, Inc.	311,816
		3,603,170
	Consumer Staples (3.7%)
511	Casey's General Stores, Inc.	198,186
418	elf Beauty, Inc.#	72,139
3,624	Freshpet, Inc.#	441,041
25,957	Mama's Creations, Inc.#	197,792
		909,158
	Energy (5.1%)
4,201	Tidewater, Inc.#	415,731
2,778	Valaris, Ltd.#	218,323
5,201	Weatherford International, PLC#	612,990
		1,247,044
	Financials (2.6%)
438	Evercore, Inc. - Class A	109,671
1,708	Jefferies Financial Group, Inc.	99,867
447	Piper Sandler Companies	122,156
4,504	Skyward Specialty Insurance Group, Inc.#	178,223
1,380	Stifel Financial Corp.	122,365
		632,282
	Health Care (22.3%)
58,371	ADMA Biologics, Inc.#	716,796
2,627	Artivion, Inc.#	71,323
22,029	Avid Bioservices, Inc.#	229,983
7,074	BioLife Solutions, Inc.#	169,917
872	Blueprint Medicines Corp.#	94,438
5,027	CareDx, Inc.#	100,490
2,665	Corcept Therapeutics, Inc.#	103,056
4,508	Crinetics Pharmaceuticals, Inc.#	239,465
5,273	GeneDx Holdings Corp.#	172,533
4,530	Halozyme Therapeutics, Inc.#	250,328
2,739	Insmed, Inc.#	199,262
4,234	Intra-Cellular Therapies, Inc.#	333,300
467	Madrigal Pharmaceuticals, Inc.#	132,936
11,626	MannKind Corp.#	66,966
3,261	Natera, Inc.#	333,894
929	Neurocrine Biosciences, Inc.#	131,518
12,379	RadNet, Inc.#	739,645
2,666	RxSight, Inc.#	122,023
1,479	TransMedics Group, Inc.#	210,402
4,148	Twist Bioscience Corp.#	231,500
1,314	UFP Technologies, Inc.#	422,569
1,758	Vaxcyte, Inc.#	138,689
3,374	Viking Therapeutics, Inc.#	192,318
		5,403,351
	Industrials (26.2%)
1,548	Advanced Drainage Systems, Inc.	274,058
5,695	Argan, Inc.	449,506
2,311	Axon Enterprise, Inc.#	693,323
3,934	AZEK Company, Inc.#	176,597
3,340	Blue Bird Corp.#	174,081
1,491	CBIZ, Inc.#	103,475
8,734	CECO Environmental Corp.#	255,033
326	Clean Harbors, Inc.#	77,826
2,187	Construction Partners, Inc. - Class A#	141,390
9,300	Embraer, SA (ADR)#	288,858
8,418	FTAI Aviation, Ltd.	938,186
1,287	Generac Holdings, Inc.#	200,360
1,936	HEICO Corp.	467,234
2,536	Loar Holdings, Inc.#	158,500
1,279	Moog, Inc. - Class A	250,812
5,316	Sterling Infrastructure, Inc.#	618,570
1,628	Transcat, Inc.#	187,611
675	VSE Corp.	60,068
5,576	WNS Holdings, Ltd.#	332,218
4,354	XPO, Inc.#	500,231
		6,347,937
	Information Technology (21.9%)
579	Appfolio, Inc. - Class A#	128,237
3,233	AppLovin Corp. - Class A#	249,264
1,184	Celestica, Inc.#	62,089
529	Cirrus Logic, Inc.#	69,024
2,688	Credo Technology Group Holding, Ltd.#	74,592
236	CyberArk Software, Ltd.#	60,506
5,178	Descartes Systems Group, Inc.#	526,344
1,687	Dynatrace, Inc.#	74,093
335	Fabrinet#	73,888
332	Fair Isaac Corp.#	531,200
914	FormFactor, Inc.#	48,954
3,256	GoDaddy, Inc. - Class A#	473,585
805	MACOM Technology Solutions Holdings, Inc.#	81,241
438	Manhattan Associates, Inc.#	111,856
75	Monolithic Power Systems, Inc.	64,732
2,002	Nutanix, Inc. - Class A#	101,121
506	Onto Innovation, Inc.#	96,798
2,006	Parsons Corp.#	183,288
2,363	Pegasystems, Inc.	164,748
6,185	Pure Storage, Inc. - Class A#	370,667
2,595	Samsara, Inc. - Class A#	99,337
1,874	Semtech Corp.#	59,443
6,617	SentinelOne, Inc. - Class A#	151,529
631	SiTime Corp.#	89,570

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,146	Ultra Clean Holdings, Inc.#	$49,576
1,355	Universal Display Corp.	301,650
6,596	Varonis Systems, Inc.#	363,638
1,466	Veeco Instruments, Inc.#	60,707
1,788	Wix.com, Ltd.#	278,794
14,305	Zeta Global Holdings Corp. - Class A#	306,413
		5,306,884
	Materials (1.3%)
550	Carpenter Technology Corp.	80,229
604	Eagle Materials, Inc.	164,469
864	Knife River Corp.#	68,705
		313,403
	Total Common Stocks (Cost $19,147,973)	$24,266,858

	TOTAL INVESTMENTS (100.0%) (Cost $19,147,973)	24,266,858

OTHER ASSETS, LESS LIABILITIES (0.0%)		9,387

NET ASSETS (100.0%)		$24,276,245

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$24,266,858	$—	$—	$24,266,858
Total	$24,266,858	$—	$—	$24,266,858

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (97.7%)
	Communication Services (13.3%)
661,000	Alphabet, Inc. - Class A#~	$113,387,940
35,549	EverQuote, Inc. - Class A#	927,473
82,297	Magnite, Inc.#	1,196,598
93,316	Meta Platforms, Inc. - Class A	44,309,236
34,100	Netflix, Inc.#~	21,426,735
343,371	Pinterest, Inc. - Class A#	10,970,704
44,977	T-Mobile U.S., Inc.	8,198,408
		200,417,094
	Consumer Discretionary (15.8%)
2,240	Abercrombie & Fitch Company - Class A#	330,355
3,845	Adtalem Global Education, Inc.#	301,487
48,000	Airbnb, Inc. - Class A#	6,698,880
634,340	Amazon.com, Inc.#~	118,608,893
3,500	Booking Holdings, Inc.~	13,002,535
3,024	Boot Barn Holdings, Inc.#	403,644
7,068	Cava Group, Inc.#	595,267
395,000	Chipotle Mexican Grill, Inc.#~	21,456,400
587	Deckers Outdoor Corp.#	541,584
140,849	DoorDash, Inc. - Class A#	15,594,801
297,959	DraftKings, Inc. - Class A#	11,009,585
15,765	Dutch Bros, Inc. - Class A#	603,011
4,937	Grand Canyon Education, Inc.#	769,925
75,000	Lowe's Companies, Inc.	18,413,250
11,533	Modine Manufacturing Company#	1,356,973
3,182	Murphy USA, Inc.	1,606,655
40,095	On Holding, AG - Class A#^	1,660,735
99,137	Rush Street Interactive, Inc.#	992,361
5,294	Strategic Education, Inc.	557,988
28,504	Stride, Inc.#^	2,165,734
6,868	Sweetgreen, Inc. - Class A#^	188,733
79,200	Tesla, Inc.#	18,379,944
952	TopBuild Corp.#	455,570
44,095	Universal Technical Institute, Inc.#	835,159
3,519	Wingstop, Inc.	1,315,684
		237,845,153
	Consumer Staples (1.8%)
2,153	Casey's General Stores, Inc.	835,020
32,500	Constellation Brands, Inc. - Class A	7,967,700
1,761	elf Beauty, Inc.#^	303,913
15,287	Freshpet, Inc.#	1,860,428
109,440	Mama's Creations, Inc.#	833,933
211,500	Walmart, Inc.	14,517,360
		26,318,354
	Energy (1.1%)
38,333	Hess Corp.	5,881,049
92,500	Occidental Petroleum Corp.	5,625,850
17,713	Tidewater, Inc.#^	1,752,878
11,708	Valaris, Ltd.#^	920,132
21,920	Weatherford International, PLC#	2,583,491
		16,763,400
	Financials (5.8%)
29,400	American Express Company	7,439,376
1,847	Evercore, Inc. - Class A	462,470
7,196	Jefferies Financial Group, Inc.	420,750
40,200	Marsh & McLennan Companies, Inc.	8,947,314
24,100	Mastercard, Inc. - Class A	11,175,411
1,882	Piper Sandler Companies	514,313
17,085	S&P Global, Inc.	8,281,612
18,989	Skyward Specialty Insurance Group, Inc.#	751,395
5,817	Stifel Financial Corp.	515,793
155,000	Visa, Inc. - Class A	41,178,850
112,000	Wells Fargo & Company	6,646,080
		86,333,364
	Health Care (10.7%)
246,589	ADMA Biologics, Inc.#~	3,028,113
11,069	Artivion, Inc.#^	300,523
92,836	Avid Bioservices, Inc.#	969,208
29,848	BioLife Solutions, Inc.#^	716,949
3,680	Blueprint Medicines Corp.#	398,544
134,500	Boston Scientific Corp.#	9,936,860
21,197	CareDx, Inc.#	423,728
11,244	Corcept Therapeutics, Inc.#	434,805
19,013	Crinetics Pharmaceuticals, Inc.#	1,009,971
50,000	Eli Lilly & Company	40,213,500
22,250	GeneDx Holdings Corp.#	728,020
19,101	Halozyme Therapeutics, Inc.#	1,055,521
11,550	Insmed, Inc.#	840,263
17,845	Intra-Cellular Therapies, Inc.#	1,404,758
30,000	Intuitive Surgical, Inc.#	13,338,300
42,600	IQVIA Holdings, Inc.#	10,489,398
1,968	Madrigal Pharmaceuticals, Inc.#^	560,211
49,075	MannKind Corp.#^	282,672
101,400	Merck & Company, Inc.	11,471,382
13,759	Natera, Inc.#^	1,408,784
3,909	Neurocrine Biosciences, Inc.#	553,397
52,297	RadNet, Inc.#	3,124,746
11,250	RxSight, Inc.#	514,913
18,300	Stryker Corp.	5,992,335
17,900	Thermo Fisher Scientific, Inc.	10,978,786
6,240	TransMedics Group, Inc.#^	887,702
17,479	Twist Bioscience Corp.#^	975,503
5,541	UFP Technologies, Inc.#	1,781,930
44,700	UnitedHealth Group, Inc.	25,754,352
7,408	Vaxcyte, Inc.#	584,417
14,220	Viking Therapeutics, Inc.#	810,540
57,000	Zoetis, Inc.	10,262,280
		161,232,411
	Industrials (6.3%)
6,532	Advanced Drainage Systems, Inc.	1,156,425
24,001	Argan, Inc.	1,894,399
9,741	Axon Enterprise, Inc.#	2,922,397
16,578	AZEK Company, Inc.#	744,186
14,081	Blue Bird Corp.#	733,902
50,400	Boeing Company#	9,606,240
6,290	CBIZ, Inc.#	436,526
36,897	CECO Environmental Corp.#^	1,077,392
1,375	Clean Harbors, Inc.#	328,254
9,215	Construction Partners, Inc. - Class A#	595,750
39,248	Embraer, SA (ADR)#^	1,219,043
115,000	Emerson Electric Company	13,467,650
35,502	FTAI Aviation, Ltd.	3,956,698
5,425	Generac Holdings, Inc.#	844,564
8,163	HEICO Corp.^	1,970,058
10,686	Loar Holdings, Inc.#	667,875

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,391	Moog, Inc. - Class A	$1,057,175
22,412	Sterling Infrastructure, Inc.#	2,607,860
6,879	Transcat, Inc.#	792,736
333,432	Uber Technologies, Inc.#	21,496,361
51,000	Union Pacific Corp.	12,583,230
234,000	United Airlines Holdings, Inc.#	10,628,280
2,849	VSE Corp.^	253,533
23,508	WNS Holdings, Ltd.#^	1,400,607
18,350	XPO, Inc.#	2,108,232
		94,549,373
	Information Technology (41.0%)
17,800	Adobe, Inc.#	9,819,370
31,475	Allegro MicroSystems, Inc.#^	756,659
2,441	Appfolio, Inc. - Class A#	540,633
531,520	Apple, Inc.	118,039,962
13,629	AppLovin Corp. - Class A#	1,050,796
13,987	BILL Holdings, Inc.#	698,791
219,320	Broadcom, Inc.~	35,240,338
4,994	Celestica, Inc.#^	261,885
16,590	Ciena Corp.#	874,957
2,232	Cirrus Logic, Inc.#	291,231
35,599	Confluent, Inc. - Class A#^	890,687
11,343	Credo Technology Group Holding, Ltd.#	314,768
998	CyberArk Software, Ltd.#^	255,867
66,600	Datadog, Inc. - Class A#	7,754,904
21,824	Descartes Systems Group, Inc.#^	2,218,410
22,080	Dynatrace, Inc.#	969,754
1,408	Fabrinet#	310,548
1,400	Fair Isaac Corp.#	2,240,000
19,821	Flex, Ltd.#	637,245
3,852	FormFactor, Inc.#	206,313
13,755	GoDaddy, Inc. - Class A#	2,000,665
3,400	MACOM Technology Solutions Holdings, Inc.#	343,128
1,845	Manhattan Associates, Inc.#	471,176
242,651	Marvell Technology, Inc.	16,252,764
13,799	Micron Technology, Inc.	1,515,406
357,190	Microsoft Corp.	149,430,436
34,644	MongoDB, Inc.#^	8,742,760
317	Monolithic Power Systems, Inc.	273,600
17,714	Nutanix, Inc. - Class A#	894,734
1,334,500	NVIDIA Corp.	156,163,190
38,000	NXP Semiconductors, NV	10,000,080
2,134	Onto Innovation, Inc.#	408,234
172,922	Oracle Corp.	24,113,973
20,700	Palo Alto Networks, Inc.#	6,721,911
8,465	Parsons Corp.#	773,447
9,970	Pegasystems, Inc.	695,108
3,184	PTC, Inc.#	566,274
38,411	Pure Storage, Inc. - Class A#	2,301,971
3,061	Salesforce, Inc.	792,187
35,427	Samsara, Inc. - Class A#	1,356,146
7,899	Semtech Corp.#^	250,556
27,885	SentinelOne, Inc. - Class A#^	638,566
26,671	ServiceNow, Inc.#	21,720,596
2,662	SiTime Corp.#^	377,871
111,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	18,403,800
22,454	Teradata Corp.#	727,959
4,840	Ultra Clean Holdings, Inc.#	209,378
5,715	Universal Display Corp.	1,272,273
27,804	Varonis Systems, Inc.#^	1,532,835
6,179	Veeco Instruments, Inc.#^	255,872
7,549	Wix.com, Ltd.#	1,177,078
60,311	Zeta Global Holdings Corp. - Class A#	1,291,862
		615,048,954
	Materials (1.9%)
2,317	Carpenter Technology Corp.	337,981
2,549	Eagle Materials, Inc.	694,092
3,646	Knife River Corp.#	289,930
24,000	Linde, PLC	10,884,000
47,200	Sherwin-Williams Company	16,557,760
		28,763,763
	Total Common Stocks
	(Cost $741,420,630)	1,467,271,866

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Option (0.0%) #
Other (0.0%)
4,000	Invesco QQQ Trust Series 1
188,428,000	Put, 08/09/24, Strike $452.50
	(Cost $2,088,269)	$562,000

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
6,572,133	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $6,572,133)	6,572,133
	TOTAL INVESTMENTS (98.2%) (Cost $750,081,032)	1,474,405,999

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)		(6,572,133)

OTHER ASSETS, LESS LIABILITIES (2.3%)		33,823,488

NET ASSETS (100.0%)		$1,501,657,354

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (0.0%) #
	Communication Services (0.0%)
(1,950)	Pinterest, Inc.
(6,230,250)	Put, 08/02/24, Strike $30.00	$(7,800)

	Other (0.0%)
(4,000)	Invesco QQQ Trust Series 1
(188,428,000)	Put, 08/09/24, Strike $435.00	(130,000)
	Total Written Options
	(Premium $562,724)	(137,800)

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $68,400,976.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Sales
49,000	Chicago Board Options Exchange VIX Futures	Sep 2024	$(808,177)	$(11,739)
70,000	Chicago Board Options Exchange VIX Futures	Aug 2024	(1,119,958)	(131,387)
				$(143,126)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,467,271,866	$—	$—	$1,467,271,866
Purchased Option	562,000	—	—	562,000
Investment Of Cash Collateral For Securities Loaned	—	6,572,133	—	6,572,133
Total	$1,467,833,866	$6,572,133	$—	$1,474,405,999
Liabilities:
Short Futures	$143,126	$—	$—	$143,126
Written Options	137,800	—	—	137,800
Total	$280,926	$—	$—	$280,926

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (16.4%)
	Communication Services (1.1%)
4,845,000	Liberty Media Corp.*
	2.375%, 09/30/53	$5,290,498
7,315,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	8,239,616
9,400,000	Live Nation Entertainment, Inc.^
	3.125%, 01/15/29	10,716,470
7,990,000	Snap, Inc.*
	0.500%, 05/01/30	7,464,258
		31,710,842
	Consumer Discretionary (3.0%)
6,795,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	6,832,372
7,640,000	Booking Holdings, Inc.
	0.750%, 05/01/25	15,076,547
9,310,000	Ford Motor Company
	0.000%, 03/15/26	9,049,227
6,790,000	JD.com, Inc.*
	0.250%, 06/01/29	6,369,495
18,490,000	Meritage Homes Corp.*
	1.750%, 05/15/28	20,472,128
3,065,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	9,727,666
13,460,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	12,587,927
2,910,000	Wayfair, Inc.
	3.250%, 09/15/27	3,387,997
		83,503,359
	Consumer Staples (0.5%)
5,855,000	Post Holdings, Inc.
	2.500%, 08/15/27	6,667,557
6,800,000	Spectrum Brands, Inc.*
	3.375%, 06/01/29	6,600,692
		13,268,249
	Energy (0.2%)
5,425,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	6,911,504

	Financials (0.6%)
3,725,000	Federal Realty OP, LP*
	3.250%, 01/15/29	3,797,973
9,225,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	12,684,375
		16,482,348
	Health Care (0.6%)
5,015,000	Dexcom, Inc.
	0.375%, 05/15/28	4,391,134
4,470,000	Integer Holdings Corp.
	2.125%, 02/15/28	6,539,431
6,625,000	iRhythm Technologies, Inc.*
	1.500%, 09/01/29	6,064,061
		16,994,626
	Industrials (1.6%)
4,585,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	6,443,209
4,455,000	Fluor Corp.*
	1.125%, 08/15/29	5,466,641
6,180,000	Middleby Corp.
	1.000%, 09/01/25	7,022,643
11,440,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	13,866,310
9,750,000	Uber Technologies, Inc.*
	0.875%, 12/01/28	10,899,330
		43,698,133
	Information Technology (4.9%)
4,790,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	5,200,072
6,170,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	10,067,342
6,935,000	Itron, Inc.*
	1.375%, 07/15/30	7,062,465
18,840,000	MKS Instruments, Inc.*
	1.250%, 06/01/30	19,881,475
4,250,000	NCL Corp., Ltd.
	5.375%, 08/01/25	5,025,625
13,845,000	ON Semiconductor Corp.^
	0.500%, 03/01/29	14,284,163
15,890,000	Parsons Corp.*
	2.625%, 03/01/29	18,242,674
10,700,000	Seagate HDD Cayman*
	3.500%, 06/01/28	14,600,150
3,600,000	SK Hynix, Inc.
	1.750%, 04/11/30	6,192,180
6,542,000	Super Micro Computer, Inc.*
	0.000%, 03/01/29	6,205,414
4,725,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	5,725,141
6,525,000	Vertex, Inc.*
	0.750%, 05/01/29	8,386,974
10,530,000	Western Digital Corp.*
	3.000%, 11/15/28	15,362,638
		136,236,313
	Real Estate (1.2%)
8,975,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	8,017,547
	Welltower OP, LLC*
14,130,000	3.125%, 07/15/29	14,797,643
7,555,000	2.750%, 05/15/28	9,283,206
		32,098,396
	Utilities (2.7%)
9,720,000	Alliant Energy Corp.
	3.875%, 03/15/26	9,857,344
13,340,000	CMS Energy Corp.
	3.375%, 05/01/28	13,614,003
15,640,000	NextEra Energy Capital Holdings, Inc.*^
	3.000%, 03/01/27	18,867,627
16,315,000	PPL Capital Funding, Inc.^
	2.875%, 03/15/28	16,216,457
15,555,000	Southern Company
	3.875%, 12/15/25	16,482,545
		75,037,976
	TOTAL CONVERTIBLE BONDS
	(Cost $415,648,384)	455,941,746

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.3%)
	Financials (0.7%)
80,250	AMG Capital Trust II
	5.150%, 10/15/37	$4,254,694
242,245	Apollo Global Management, Inc.
	6.750%, 07/31/26	16,472,660
		20,727,354
	Industrials (0.1%)
56,341	Chart Industries, Inc.
	6.750%, 12/15/25	3,505,537

	Utilities (0.5%)
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§**
	3.369%, 09/15/29	3,213,689
215,000	NextEra Energy, Inc.^
	6.926%, 09/01/25	9,494,400
		12,708,089
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $32,076,934)	36,940,980

Common Stocks (73.8%)
	Communication Services (8.4%)
756,405	Alphabet, Inc. - Class A	129,753,714
107,475	Meta Platforms, Inc. - Class A	51,032,354
27,710	Netflix, Inc.#	17,411,578
108,795	T-Mobile U.S., Inc.	19,831,153
164,375	Walt Disney Company	15,400,294
		233,429,093
	Consumer Discretionary (7.2%)
589,450	Amazon.com, Inc.#	110,215,361
210,500	Chipotle Mexican Grill, Inc.#	11,434,360
50,445	Home Depot, Inc.	18,571,831
44,130	Lowe's Companies, Inc.	10,834,356
47,685	McDonald's Corp.	12,655,599
91,035	Starbucks Corp.	7,096,178
87,669	Tesla, Inc.#	20,345,345
76,340	TJX Companies, Inc.	8,627,947
		199,780,977
	Consumer Staples (5.0%)
267,985	Coca-Cola Company	17,885,319
117,730	Colgate-Palmolive Company	11,677,639
29,260	Costco Wholesale Corp.	24,051,720
90,855	Mondelez International, Inc. - Class A	6,209,939
199,120	Philip Morris International, Inc.	22,930,659
152,560	Procter & Gamble Company	24,525,546
67,855	Target Corp.	10,206,070
294,690	Walmart, Inc.	20,227,522
		137,714,414
	Energy (3.4%)
53,770	Chevron Corp.	8,628,472
82,820	ConocoPhillips	9,209,584
348,130	Exxon Mobil Corp.	41,284,736
60,150	Hess Corp.	9,228,213
92,400	Marathon Petroleum Corp.	16,356,648
195,675	Schlumberger, NV	9,449,146
		94,156,799
	Financials (10.4%)
39,170	American Express Company	9,911,577
99,710	American International Group, Inc.	7,900,023
43,888	Assurant, Inc.	7,674,695
541,560	Bank of America Corp.	21,830,284
9,110	BlackRock, Inc.	7,984,915
76,160	Chubb, Ltd.	20,994,266
171,630	Citigroup, Inc.	11,135,354
21,995	Goldman Sachs Group, Inc.	11,196,115
173,430	JPMorgan Chase & Company	36,905,904
97,121	KKR & Company, Inc.	11,989,587
97,830	Marsh & McLennan Companies, Inc.	21,774,023
68,530	Mastercard, Inc. - Class A	31,778,046
123,375	Morgan Stanley	12,733,534
21,445	S&P Global, Inc.	10,395,035
168,980	Visa, Inc. - Class A	44,892,917
320,775	Wells Fargo & Company	19,034,788
		288,131,063
	Health Care (8.3%)
66,215	Abbott Laboratories	7,014,817
76,365	AbbVie, Inc.	14,151,962
278,393	Boston Scientific Corp.#	20,567,675
39,400	Danaher Corp.	10,916,952
58,380	Dexcom, Inc.#	3,959,332
19,290	Elevance Health, Inc.	10,262,859
42,885	Eli Lilly & Company	34,491,119
33,055	ICON, PLC#	10,856,584
124,145	Johnson & Johnson	19,596,288
16,320	McKesson Corp.	10,069,766
115,780	Medtronic, PLC	9,299,450
179,870	Merck & Company, Inc.	20,348,693
17,665	Stryker Corp.	5,784,404
26,215	Thermo Fisher Scientific, Inc.	16,078,708
47,175	UnitedHealth Group, Inc.	27,180,348
90,405	Zimmer Biomet Holdings, Inc.	10,066,597
		230,645,554
	Industrials (5.2%)
696,840	CSX Corp.	24,459,084
187,500	Delta Air Lines, Inc.	8,066,250
173,540	Emerson Electric Company	20,323,269
72,590	General Electric Company	12,354,818
81,800	Honeywell International, Inc.	16,748,550
41,645	Parker-Hannifin Corp.	23,369,508
148,475	RTX Corp.	17,444,328
85,470	Union Pacific Corp.	21,088,013
		143,853,820
	Information Technology (22.4%)
85,840	Advanced Micro Devices, Inc.#	12,402,163
726,405	Apple, Inc.	161,320,022
291,040	Broadcom, Inc.	46,764,307
185,485	Cisco Systems, Inc.	8,986,748
8,450	Intuit, Inc.	5,470,108
11,305	Lam Research Corp.	10,414,618
70,330	Micron Technology, Inc.	7,723,641
402,355	Microsoft Corp.	168,325,214
1,290,200	NVIDIA Corp.	150,979,204
19,340	NXP Semiconductors, NV	5,089,514
96,370	Oracle Corp.	13,438,797

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
39,295	Salesforce, Inc.	$10,169,546
23,730	ServiceNow, Inc.#	19,325,475
		620,409,357
	Materials (2.3%)
237,540	Freeport-McMoRan, Inc.	10,786,691
52,565	Linde, PLC	23,838,228
54,940	PPG Industries, Inc.	6,976,281
32,760	Sherwin-Williams Company	11,492,208
40,695	Vulcan Materials Company	11,171,185
		64,264,593
	Real Estate (0.6%)
60,195	American Tower Corp.	13,266,978
117,530	Invitation Homes, Inc.	4,145,283
		17,412,261
	Utilities (0.6%)
83,800	CMS Energy Corp.	5,430,240
94,415	DTE Energy Company	11,379,840
		16,810,080
	Total Common Stocks
	(Cost $809,104,176)	2,046,608,011

	EXCHANGE-TRADED FUND (0.3%)
	Other (0.3%)
45,780	iShares Biotechnology ETF^
	(Cost $6,298,847)	6,774,067

PRINCIPAL
AMOUNT		VALUE

U.S. Government And Agency Securities (1.6%)
	U.S. Treasury Note
25,160,000	4.375%, 10/31/24	$25,102,014
19,310,000	3.250%, 08/31/24^	19,273,417
	Total U.S. Government And Agency Securities
	(Cost $44,434,284)	44,375,431

Purchased Options (0.5%) #
	Communication Services (0.1%)
1,535	Alphabet, Inc.
26,331,390	Put, 10/18/24, Strike $180.00	1,838,162

	Consumer Discretionary (0.1%)
1,690	Tesla, Inc.
39,219,830	Call, 10/18/24, Strike $260.00	2,188,550

	Information Technology (0.1%)
2,130	NVIDIA Corp.
24,925,260	Put, 01/17/25, Strike $120.00	3,652,950

	Other (0.2%)
6,600	iShares MSCI EAFE ETF
53,037,600	Call, 12/20/24, Strike $82.00	1,666,500
2,780	iShares Russell 2000 ETF
62,233,080	Call, 12/20/24, Strike $230.00	3,202,560
255	S&P 500 Index
140,818,650	Put, 09/20/24, Strike $5,250.00	888,675
		5,757,735
	TOTAL PURCHASED OPTIONS
	(Cost $16,851,833)	13,437,397

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
45,184,945	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†***
	(Cost $45,184,945)	45,184,945
	TOTAL INVESTMENTS (95.5%)
	(Cost $1,369,599,403)	2,649,262,577

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(45,184,945)

OTHER ASSETS, LESS LIABILITIES (6.1%)		168,642,702

NET ASSETS (100.0%)		$2,772,720,334

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
	Consumer Discretionary (0.0%)
(845)	Tesla, Inc.
(19,609,915)	Call, 10/18/24, Strike $300.00
	(Premium $994,533)	(443,625)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2024.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$455,941,746	$—	$455,941,746
Convertible Preferred Stocks	29,472,597	7,468,383	—	36,940,980
Common Stocks	2,046,608,011	—	—	2,046,608,011
Exchange-Traded Funds	6,774,067	—	—	6,774,067
U.S. Government and Agency Securities	—	44,375,431	—	44,375,431
Purchased Options	13,437,397	—	—	13,437,397
Investment of Cash Collateral For Securities Loaned	—	45,184,945	—	45,184,945
Total	$2,096,292,072	$552,970,505	$—	$2,649,262,577
Liabilities:
Written Option	$443,625	$—	$—	$443,625
Total	$443,625	$—	$—	$443,625

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Convertible Preferred Stock (0.2%)
	Financials (0.2%)
620	Apollo Global Management, Inc.^ 6.750%, 07/31/26 (Cost $36,423)	$42,160

Common Stocks (95.4%)
	Communication Services (8.7%)
5,490	Alphabet, Inc. - Class C	950,594
155	Live Nation Entertainment, Inc.#	14,909
910	Meta Platforms, Inc. - Class A	432,095
265	Netflix, Inc.#	166,513
525	T-Mobile U.S., Inc.	95,697
1,160	Walt Disney Company	108,680
		1,768,488
	Consumer Discretionary (10.0%)
4,080	Amazon.com, Inc.#	762,878
44	Booking Holdings, Inc.	163,460
1,550	Chipotle Mexican Grill, Inc.#	84,196
2,545	Ford Motor Company	27,537
400	Home Depot, Inc.	147,264
545	Lowe's Companies, Inc.	133,803
625	McDonald's Corp.	165,875
430	Meritage Homes Corp.	87,234
730	MGM Resorts International#	31,368
345	Royal Caribbean Cruises, Ltd.#	54,068
710	Starbucks Corp.	55,345
635	Tesla, Inc.#	147,365
1,580	TJX Companies, Inc.	178,572
		2,038,965
	Consumer Staples (5.9%)
2,085	Coca-Cola Company	139,153
870	Colgate-Palmolive Company	86,295
305	Costco Wholesale Corp.	250,710
630	Mondelez International, Inc. - Class A	43,060
1,635	Philip Morris International, Inc.	188,287
1,400	Procter & Gamble Company	225,064
485	Target Corp.	72,949
2,895	Walmart, Inc.	198,713
		1,204,231
	Energy (4.0%)
385	Chevron Corp.	61,781
850	ConocoPhillips	94,520
2,870	Exxon Mobil Corp.	340,353
515	Hess Corp.	79,011
880	Marathon Petroleum Corp.	155,778
1,645	Schlumberger, NV	79,437
		810,880
	Financials (13.8%)
690	American Express Company	174,598
355	American International Group, Inc.	28,127
460	Assurant, Inc.	80,440
6,015	Bank of America Corp.	242,465
575	Berkshire Hathaway, Inc. - Class B#	252,137
60	BlackRock, Inc.	52,590
675	Chubb, Ltd.	186,070
1,260	Citigroup, Inc.	81,749
235	Goldman Sachs Group, Inc.	119,622
1,785	JPMorgan Chase & Company	379,848
570	Marsh & McLennan Companies, Inc.	126,865
680	Mastercard, Inc. - Class A	315,323
915	Morgan Stanley	94,437
130	PNC Financial Services Group, Inc.	23,543
255	S&P Global, Inc.	123,606
1,100	Visa, Inc. - Class A	292,237
3,715	Wells Fargo & Company	220,448
		2,794,105
	Health Care (11.0%)
915	Abbott Laboratories	96,935
950	AbbVie, Inc.	176,054
1,815	Boston Scientific Corp.#	134,092
920	Bristol-Myers Squibb Company	43,755
330	Danaher Corp.	91,436
835	Dexcom, Inc.#	56,630
220	Elevance Health, Inc.	117,046
445	Eli Lilly & Company	357,900
240	ICON, PLC#	78,826
1,040	Johnson & Johnson	164,164
145	McKesson Corp.	89,468
780	Medtronic, PLC	62,650
2,160	Merck & Company, Inc.	244,361
215	Stryker Corp.	70,402
215	Thermo Fisher Scientific, Inc.	131,868
430	UnitedHealth Group, Inc.	247,749
700	Zimmer Biomet Holdings, Inc.	77,945
		2,241,281
	Industrials (6.0%)
5,535	CSX Corp.	194,279
2,960	Delta Air Lines, Inc.	127,339
1,270	Emerson Electric Company	148,730
705	General Electric Company	119,991
595	Honeywell International, Inc.	121,826
375	Parker-Hannifin Corp.	210,435
820	RTX Corp.	96,342
545	Uber Technologies, Inc.#	35,136
665	Union Pacific Corp.	164,075
		1,218,153
	Information Technology (29.2%)
715	Advanced Micro Devices, Inc.#	103,303
6,350	Apple, Inc.	1,410,208
460	Applied Materials, Inc.	97,612
2,850	Broadcom, Inc.	457,938
1,925	Cisco Systems, Inc.	93,266
172	Intuit, Inc.	111,344
105	Lam Research Corp.	96,730
815	Microchip Technology, Inc.	72,356
1,010	Micron Technology, Inc.	110,918
3,305	Microsoft Corp.	1,382,647
11,200	NVIDIA Corp.	1,310,624
145	NXP Semiconductors, NV	38,158
855	Oracle Corp.	119,230
155	Palo Alto Networks, Inc.#	50,333
370	Salesforce, Inc.	95,756

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

800	Seagate Technology Holdings, PLC	$81,736
175	ServiceNow, Inc.#	142,519
400	Texas Instruments, Inc.	81,524
1,125	Western Digital Corp.#	75,431
		5,931,633
	Materials (2.8%)
1,740	Freeport-McMoRan, Inc.	79,013
430	Linde, PLC	195,005
400	PPG Industries, Inc.	50,792
300	Sherwin-Williams Company	105,240
515	Vulcan Materials Company	141,373
		571,423
	Real Estate (1.2%)
365	American Tower Corp.	80,446
1,375	Welltower, Inc.	152,969
		233,415
	Utilities (2.8%)
795	Alliant Energy Corp.	44,250
1,685	CMS Energy Corp.	109,188
630	DTE Energy Company	75,934
1,790	NextEra Energy, Inc.	136,738
3,970	PPL Corp.	117,988
1,005	Southern Company	83,938
		568,036
	TOTAL COMMON STOCKS (Cost $9,584,015)	19,380,610

Exchange-Traded Funds (2.0%)
	Other (2.0%)
440	iShares Biotechnology ETF^	65,107
1,465	iShares Russell 2000 ETF^	327,955
	TOTAL EXCHANGE-TRADED FUNDS (Cost $353,352)	393,062

NUMBER OF CONTRACTS		VALUE
Purchased Option (0.1%) #
	Information Technology (0.1%)
14	NVIDIA Corp.
163,828	Put, 01/17/25, Strike $120.00 (Cost $23,302)	24,010

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.6%)
525,394	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $525,394)	525,394
	TOTAL INVESTMENTS (100.3%) (Cost $10,522,486)	20,365,236

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%)		$(525,394)

OTHER ASSETS, LESS LIABILITIES (2.3%)		467,790

NET ASSETS (100.0%)		$20,307,632

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note  3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$42,160	$—	$—	$42,160
Common Stocks	19,380,610	—	—	19,380,610
Exchange-Traded Funds	393,062	—	—	393,062
Purchased Option	24,010	—	—	24,010
Investment of Cash Collateral For Securities Loaned	—	525,394	—	525,394
Total	$19,839,842	$525,394	$—	$20,365,236

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
Common Stocks (95.8%)
	Communication Services (9.8%)
18,800	Alphabet, Inc. - Class A	$3,224,952
1,410	Netflix, Inc.#	885,974
15,600	Pinterest, Inc. - Class A#	498,420
4,230	T-Mobile U.S., Inc.	771,044
		5,380,390
	Consumer Discretionary (12.3%)
17,000	Amazon.com, Inc.#	3,178,660
18,150	Caesars Entertainment, Inc.#	725,093
6,670	DoorDash, Inc. - Class A#	738,502
3,500	Home Depot, Inc.	1,288,560
7,450	TJX Companies, Inc.	841,999
		6,772,814
	Consumer Staples (4.0%)
3,930	Constellation Brands, Inc. - Class A	963,479
18,200	Walmart, Inc.	1,249,248
		2,212,727
	Energy (3.3%)
3,490	Chevron Corp.	560,040
3,680	Hess Corp.	564,586
11,200	Occidental Petroleum Corp.	681,184
		1,805,810
	Financials (11.0%)
3,500	American Express Company	885,640
16,100	Bank of America Corp.	648,991
2,600	Chubb, Ltd.	716,716
2,480	Marsh & McLennan Companies, Inc.	551,974
5,570	Morgan Stanley	574,880
1,710	S&P Global, Inc.	828,888
4,400	Visa, Inc. - Class A	1,168,948
11,700	Wells Fargo & Company	694,278
		6,070,315
	Health Care (11.3%)
8,250	Boston Scientific Corp.#	609,510
1,545	Eli Lilly & Company	1,242,597
2,480	IQVIA Holdings, Inc.#	610,650
7,120	Merck & Company, Inc.	805,486
1,390	Thermo Fisher Scientific, Inc.	852,543
2,200	UnitedHealth Group, Inc.	1,267,552
4,600	Zoetis, Inc.	828,184
		6,216,522
	Industrials (8.1%)
3,330	Boeing Company#	634,698
25,100	CSX Corp.	881,010
1,380	Deere & Company	513,332
6,000	Emerson Electric Company	702,660
14,500	Uber Technologies, Inc.#	934,815
4,000	Waste Management, Inc.	810,640
		4,477,155
	Information Technology (29.4%)
1,380	Adobe, Inc.#	761,277
3,000	Analog Devices, Inc.	694,140
17,200	Apple, Inc.	3,819,776
9,000	Broadcom, Inc.	1,446,120
8,630	Microsoft Corp.	3,610,360
34,600	NVIDIA Corp.	4,048,892
5,900	Oracle Corp.	822,755
1,220	ServiceNow, Inc.#	993,556
		16,196,876
	Materials (3.2%)
1,950	Linde, PLC	884,325
2,520	Sherwin-Williams Company	884,016
		1,768,341
	Real Estate (1.6%)
7,240	Prologis, Inc.	912,602

	Utilities (1.8%)
11,750	Southern Company	981,360

	Total Common Stocks
	(Cost $30,778,351)	52,794,912

	TOTAL INVESTMENTS (95.8%)
	(Cost $30,778,351)	52,794,912

OTHER ASSETS, LESS LIABILITIES (4.2%)		2,327,242

NET ASSETS (100.0%)		$55,122,154

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$52,794,912	$—	$—	$52,794,912
Total	$52,794,912	$—	$—	$52,794,912

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (96.9%)
		Communication Services (5.1%)
103,900	SEK	Hemnet Group, AB	$3,849,639
40,700	JPY	SoftBank Group Corp.	2,487,275
18,759		Spotify Technology, SA#	6,451,971
			12,788,885
		Consumer Discretionary (10.0%)
17,850	INR	Dixon Technologies India, Ltd.	2,587,600
6,100	EUR	Ferrari, NV	2,510,593
851,755	INR	Kalyan Jewellers India, Ltd.	5,913,753
26,500	KRW	Kia Corp.	2,174,501
72,401		MakeMyTrip, Ltd.#^	6,776,010
1,782,000	INR	Zomato, Ltd.#	4,906,920
			24,869,377
		Consumer Staples (2.6%)
89,950	SEK	AAK, AB	2,588,496
58,400	JPY	Toyo Suisan Kaisha, Ltd.	3,921,323
			6,509,819
		Energy (1.0%)
85,000		TechnipFMC, PLC	2,507,500

		Financials (11.1%)
84,690	SEK	EQT, AB	2,742,252
2,503,860	AUD	GQG Partners, Inc.	4,887,206
92,370	AUD	HUB24, Ltd.	3,008,397
4,138,875	GBP	Lloyds Banking Group, PLC	3,161,893
49,610	KRW	Meritz Financial Group, Inc.	3,057,753
165,600	JPY	MS&AD Insurance Group Holdings, Inc.	3,903,943
211,720		Sumitomo Mitsui Financial Group, Inc. (ADR)^	3,065,706
92,560	EUR	UniCredit, S.p.A.	3,801,874
			27,629,024
		Health Care (11.2%)
15,510	GBP	AstraZeneca, PLC	2,464,086
19,915		ICON, PLC#	6,540,882
23,600	CHF	Novartis, AG	2,634,417
78,860	DKK	Novo Nordisk, A/S - Class B	10,448,389
67,585	CHF	Sandoz Group, AG	2,931,381
6,510	CHF	Ypsomed Holding, AG	2,991,743
			28,010,898
		Industrials (25.2%)
22,500	EUR	DO & CO, AG#	3,791,372
23,890	KRW	HD Hyundai Electric Company, Ltd.	5,406,105
79,835	INR	Hindustan Aeronautics, Ltd.	4,702,125
521,000	JPY	Hitachi, Ltd.	11,257,071
124,800	EUR	Leonardo S.p.A^	2,973,406
242,930	JPY	Mitsubishi Heavy Industries, Ltd.	2,911,777
264,501	SEK	Munters Group, AB*~	5,726,444
53,230	GBP	RELX, PLC	2,512,322
1,612,060	GBP	Rolls-Royce Holdings, PLC#	9,334,153
12,224	EUR	Schneider Electric, SE	2,946,414
44,995	CAD	Stantec, Inc.	3,959,000
65,100	SEK	Trelleborg, AB - Class B	2,419,283
28,575		Waste Connections, Inc.	5,079,778
			63,019,250
		Information Technology (23.7%)
62,700	JPY	Advantest Corp.^	2,775,187
3,400	EUR	ASM International, NV	2,339,271
11,320	EUR	ASML Holding, NV	10,540,859
1,830	CAD	Constellation Software, Inc.^	5,774,100
8,300	JPY	Keyence Corp.	3,629,259
58,500	TWD	MediaTek, Inc.	2,227,979
24,080	EUR	Nemetschek, SE	2,300,028
192,000	JPY	Renesas Electronics Corp.	3,306,983
35,860	EUR	SAP, SE	7,581,530
38,860	KRW	SK Hynix, Inc.	5,573,437
289,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,430,503
74,710	AUD	WiseTech Global, Ltd.^	4,681,412
			59,160,548
		Materials (2.2%)
6,005		Linde, PLC	2,723,267
1,218,000	CNY	Zijin Mining Group Company, Ltd. - Class A	2,809,305
			5,532,572
		Real Estate (4.8%)
217,000	INR	DLF, Ltd.	2,315,207
304,670	INR	Macrotech Developers, Ltd.*	4,775,369
226,570	INR	Prestige Estates Projects, Ltd.	4,935,167
			12,025,743
		Total Common Stocks (Cost $166,028,089)	242,053,616

Warrants (0.0%) #
		Information Technology (0.0%)
1,260		Constellation Software, Inc.^ 03/31/40, Strike 1.00 (Cost $—)	—

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.3%) #
	Communication Services (0.1%)
4,030 18,558,150	Tencent Music Entertainment Group Call, 10/18/24, Strike $15.00	352,625

	Consumer Discretionary (0.0%)
733 3,117,449	Trip.com Group, Ltd. Call, 12/20/24, Strike $55.00	67,803

	Energy (0.2%)
1,290 4,576,920	Canadian Natural Resources, Ltd. Call, 11/15/24, Strike $40.00	77,400
1,419 4,186,050	TechnipFMC, PLC Call, 10/18/24, Strike $28.00	379,582
		456,982
	Total Purchased Options (Cost $1,308,340)	877,410

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.7%)
11,616,063	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $11,616,063)	$11,616,063
	TOTAL INVESTMENTS (101.9%) (Cost $178,952,492)	254,547,089

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.7%)		(11,616,063)

OTHER ASSETS, LESS LIABILITIES (2.8%)		6,798,430

NET ASSETS (100.0%)		$249,729,456

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Swiss Franc	09/27/24	5,875,000	$6,735,311	$116,712
State Street Bank and Trust	Swiss Franc	09/27/24	3,275,000	3,754,578	65,061
State Street Bank and Trust	British Pound Sterling	09/27/24	2,585,000	3,324,766	51,596
State Street Bank and Trust	British Pound Sterling	09/27/24	1,440,000	1,852,094	28,742
					$262,111

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,164,999.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$42,878,214	$199,175,402	$—	$242,053,616
Purchased Options	877,410	—	—	877,410
Warrants	—	—	—	—
Investment of Cash Collateral For Securities Loaned	—	11,616,063	—	11,616,063

Forward Foreign Currency Contracts	—	262,111	—	262,111
Total	$43,755,624	$211,053,576	$—	$254,809,200

CURRENCY EXPOSURE JULY 31, 2024

	Value	% of Total Investments
US Dollar	$45,638,587	17.9%
European Monetary Unit	38,785,347	15.2%
Japanese Yen	34,192,818	13.4%
Indian Rupee	30,136,141	11.8%
British Pound Sterling	17,472,454	6.9%
Swedish Krona	17,326,114	6.8%
South Korean Won	16,211,796	6.4%
Australian Dollar	12,577,015	5.0%
New Taiwan Dollar	10,658,482	4.2%
Danish Krone	10,448,389	4.1%
Canadian Dollar	9,733,100	3.8%
Swiss Franc	8,557,541	3.4%
Chinese Yuan Renminbi	2,809,305	1.1%
Total Investments	$254,547,089	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (14.4%)
	Consumer Discretionary (7.4%)
5,464,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	$5,494,052
5,176,000	MakeMyTrip, Ltd.
	0.000%, 02/15/28	12,683,063
11,090,000	Trip.com Group, Ltd.*^
	0.750%, 06/15/29	10,371,479
		28,548,594
	Information Technology (5.4%)
8,700,000	Hon Hai Precision Industry Company, Ltd.
	0.000%, 08/05/26	10,218,585
6,200,000	SK Hynix, Inc.
	1.750%, 04/11/30	10,664,310
		20,882,895
	Materials (1.6%)
6,000,000	Gold Pole Capital Company, Ltd.
	1.000%, 06/25/29	6,051,960

	Total Convertible Bonds (Cost $44,277,588)	55,483,449

NUMBER OF SHARES			VALUE

Common Stocks (84.9%)
		Communication Services (2.0%)
163,500	HKD	Tencent Holdings, Ltd.	7,544,945

		Consumer Discretionary (15.8%)
85,260	INR	Amber Enterprises India, Ltd.#	4,417,554
42,190	INR	Dixon Technologies India, Ltd.	6,116,013
419,100	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	2,610,151
983,900	CNY	Hisense Home Appliances Group Company, Ltd. - Class A#	4,051,565
617,570	INR	Indian Hotels Company, Ltd.	4,746,196
151,610		Jumia Technologies, AG (ADR)#	1,831,449
1,686,325	INR	Kalyan Jewellers India, Ltd.	11,708,191
45,250	KRW	Kia Corp.	3,713,062
159,550	INR	Mahindra & Mahindra, Ltd.	5,556,301
2,010		MercadoLibre, Inc.#~	3,354,489
2,266,000	HKD	MGM China Holdings, Ltd.	3,306,217
3,470,590	INR	Zomato, Ltd.#	9,556,627
			60,967,815
		Consumer Staples (3.8%)
239,470	TRY	BIM Birlesik Magazalar, A/S	4,525,435
21,720	KRW	C&C International Corp.#	1,812,383
136,200	CNY	Eastroc Beverage Group Company, Ltd. - Class A	4,397,061
200,630	INR	Varun Beverages, Ltd.	3,795,902
			14,530,781
		Energy (4.9%)
4,062,000	HKD	PetroChina Company, Ltd. - Class H	3,527,336
263,490	INR	Reliance Industries, Ltd.	9,493,615
200,980		TechnipFMC, PLC	5,928,910
			18,949,861
		Financials (11.1%)
380,060	INR	360 ONE WAM, Ltd.	5,158,266
11,804,566	IDR	Bank Mandiri Persero, Tbk PT	4,655,593
931,490	PHP	Bank of the Philippine Islands	1,935,568
100,318	KRW	KB Financial Group, Inc.	6,485,164
124,065	KRW	Meritz Financial Group, Inc.	7,646,848
957,970		NU Holdings, Ltd. - Class A#	11,620,176
19,140	KRW	Samsung Fire & Marine Insurance Company, Ltd.	5,204,725
			42,706,340
		Health Care (2.1%)
41,190	INR	Apollo Hospitals Enterprise, Ltd.	3,252,703
187,615	TRY	MLP Saglik Hizmetleri A/S*#	2,083,337
22,020	DKK	Novo Nordisk, A/S - Class B	2,917,493
			8,253,533
		Industrials (14.1%)
399,635	INR	Adani Ports & Special Economic Zone, Ltd.	7,530,169
37,990	KRW	Hanwha Aerospace Company, Ltd.	7,971,271
47,490	KRW	HD Hyundai Electric Company, Ltd.	10,746,586
158,740	INR	Hindustan Aeronautics, Ltd.	9,349,474
328,600	PHP	International Container Terminal Services, Inc.	2,003,950
96,105	INR	KEI Industries, Ltd.	4,995,034
281,170	INR	Titagarh Rail System, Ltd.	5,485,622
677,094	BRL	WEG, SA	6,064,475
			54,146,581
		Information Technology (21.8%)
193,550	TWD	Asia Vital Components Company, Ltd.	3,853,976
4,040	EUR	ASML Holding, NV	3,761,932
253,055		Infosys, Ltd. (ADR)	5,600,107
198,048	TWD	Insyde Software Corp.	2,498,099
134,761	INR	KPIT Technologies, Ltd.	2,984,821
182,530	TWD	MediaTek, Inc.	6,951,677
33,250		NVIDIA Corp.	3,890,915
130,030	KRW	Samsung Electronics Company, Ltd.	8,017,938
1,424,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	41,558,848
70,695	KRW	TechWing, Inc.	2,832,122
98,500	CNY	Zhongji Innolight Company, Ltd. - Class A	1,793,409
			83,743,844
		Real Estate (8.6%)
824,070	INR	DLF, Ltd.	8,792,131
810,630	INR	Macrotech Developers, Ltd.*	12,705,740
524,415	INR	Prestige Estates Projects, Ltd.	11,422,852
			32,920,723
		Utilities (0.7%)
2,631,430	MYR	YTL Power International Bhd	2,675,606

		Total Common Stocks (Cost $226,603,262)	326,440,029

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (1.1%) #
	Communication Services (0.4%)
1,320	Baidu, Inc.
11,691,240	Call, 09/20/24, Strike $100.00	$269,280
1,055	Sea, Ltd.
6,931,350	Call, 11/15/24, Strike $80.00	305,423
8,340	Tencent Music Entertainment Group
38,405,700	Call, 10/18/24, Strike $15.00	729,750
		1,304,453
	Consumer Discretionary (0.0%)
515	PDD Holdings, Inc.
6,637,835	Call, 09/20/24, Strike $165.00	40,170

	Other (0.7%)
15,100	iShares China Large-Cap ETF
38,776,800	Call, 11/15/24, Strike $28.00	1,109,850
22,687	KraneShares CSI China Internet ETF
60,120,550	Call, 11/15/24, Strike $30.00	1,644,807
		2,754,657
	Total Purchased Options (Cost $8,447,125)	4,099,280

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
3,790,000	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $3,790,000)	3,790,000

TOTAL INVESTMENTS (101.4%) (Cost $283,117,975)		389,812,758

NUMBER OF SHARES	VALUE

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)	$(3,790,000)
LIABILITIES, LESS OTHER ASSETS (-0.4%)	(1,476,764)

NET ASSETS (100.0%)	$384,545,994

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

Northern Trust Company	South African Rand	09/27/24	146,500,000	$8,009,026	$(2,520)
					$(2,520)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $834,450.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
TRY	Turkish Lira
TWD	New Taiwan Dollar

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Convertible Bonds	$—	$55,483,449	$—	$55,483,449
Common Stocks	50,975,092	275,464,937	—	326,440,029
Purchased Options	4,099,280	—	—	4,099,280
Investment of Cash Collateral For Securities Loaned	—	3,790,000	—	3,790,000
Total	$55,074,372	$334,738,386	$—	$389,812,758
Liabilities:
Forward Foreign Currency Contracts	$—	$2,520	$—	$2,520
Total	$—	$2,520	$—	$2,520

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2024

	Value	% of Total Investments

Indian Rupee	$127,067,211	32.6%
US Dollar	95,598,775	24.5%
New Taiwan Dollar	54,862,600	14.1%
South Korean Won	54,430,099	14.0%
Hong Kong Dollar	14,378,498	3.7%
Chinese Yuan Renminbi	12,852,186	3.3%
Turkish Lira	6,608,772	1.7%
Brazilian Real	6,064,475	1.5%
Indonesian Rupiah	4,655,593	1.2%
Philippine Peso	3,939,518	1.0%
European Monetary Unit	3,761,932	1.0%
Danish Krone	2,917,493	0.7%
Malaysian Ringgit	2,675,606	0.7%
Total Investments	$389,812,758	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (95.8%)
		Communication Services (6.9%)
14,100		Alphabet, Inc. - Class A	$2,418,714
4,810		Meta Platforms, Inc. - Class A	2,283,932
2,710		Netflix, Inc.#	1,702,829
9,630		Spotify Technology, SA#	3,312,142
			9,717,617
		Consumer Discretionary (10.0%)
152,298		ADT, Inc.	1,184,878
25,190		Amazon.com, Inc.#	4,710,026
37,000		Chipotle Mexican Grill, Inc.#	2,009,840
9,850	INR	Dixon Technologies India, Ltd.	1,427,891
31,930		MakeMyTrip, Ltd.#^	2,988,329
642,000	INR	Zomato, Ltd.#	1,767,813
			14,088,777
		Consumer Staples (3.7%)
2,490		Costco Wholesale Corp.	2,046,780
15,900		Post Holdings, Inc.#	1,738,824
20,100		Walmart, Inc.	1,379,664
			5,165,268
		Energy (3.6%)
94,140	CAD	Canadian Natural Resources, Ltd.^	3,342,442
55,810		TechnipFMC, PLC	1,646,395
			4,988,837
		Financials (7.0%)
12,750		Apollo Global Management, Inc.	1,597,703
6,390		Chubb, Ltd.	1,761,467
2,800		Goldman Sachs Group, Inc.	1,425,284
790,000	AUD	GQG Partners, Inc.	1,541,976
2,760		JPMorgan Chase & Company	587,328
1,820,000	GBP	Lloyds Banking Group, PLC	1,390,389
14,400	JPY	Sumitomo Mitsui Financial Group, Inc.^	1,039,866
9,100		Wells Fargo & Company	539,994
			9,884,007
		Health Care (11.6%)
20,290		Boston Scientific Corp.#	1,499,025
4,920		Eli Lilly & Company	3,957,008
6,540		ICON, PLC#	2,147,998
3,490		McKesson Corp.	2,153,400
32,390		Novo Nordisk, A/S (ADR)	4,295,886
26,500	CHF	Sandoz Group, AG	1,149,391
1,850		UnitedHealth Group, Inc.	1,065,896
			16,268,604
		Industrials (14.6%)
17,300		Construction Partners, Inc. - Class A#^	1,118,445
3,275		EMCOR Group, Inc.	1,229,566
6,300		General Electric Company	1,072,260
27,350	INR	Hindustan Aeronautics, Ltd.	1,610,861
155,500	JPY	Hitachi, Ltd.	3,359,836
143,800	GBP	Melrose Industries, PLC	1,088,898
121,300	SEK	Munters Group, AB*	2,626,144
475,900	GBP	Rolls-Royce Holdings, PLC#	2,755,557
4,310	EUR	Safran, SA	946,875
6,490	EUR	Schneider Electric, SE	1,564,318
23,190		Uber Technologies, Inc.#	1,495,060
8,620		Waste Management, Inc.	1,746,929
			20,614,749
		Information Technology (35.3%)
2,710		Appfolio, Inc. - Class A#	600,211
25,660		Apple, Inc.	5,698,573
3,290	EUR	ASML Holding, NV	3,063,554
7,700		Broadcom, Inc.	1,237,236
9,100		Cadence Design Systems, Inc.#	2,435,706
7,100		International Business Machines Corp.	1,364,194
6,100	JPY	Keyence Corp.	2,667,287
27,975		Micron Technology, Inc.	3,072,214
17,540		Microsoft Corp.~	7,337,859
124,900		NVIDIA Corp.	14,615,798
11,750	EUR	SAP, SE	2,484,188
118,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,442,212
27,530	AUD	WiseTech Global, Ltd.^	1,725,060
			49,744,092
		Materials (2.0%)
3,105		Linde, PLC	1,408,118
629,800	CNY	Zijin Mining Group Company, Ltd. - Class A	1,452,627
			2,860,745
		Real Estate (1.1%)
98,000	INR	Macrotech Developers, Ltd.*	1,536,043

		Total Common Stocks (Cost $81,264,862)	134,868,739

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.9%)
	Information Technology (0.4%)
287	NVIDIA Corp.
3,358,474	Put, 01/17/25, Strike $120.00	492,205

	Other (0.5%)
863	iShares Russell 2000 ETF
6,760,742	Call, 11/15/24, Strike $175.00	711,975

	Total Purchased Options (Cost $980,905)	1,204,180

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)
2,854,366	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†*** (Cost $2,854,366)	$2,854,366
	TOTAL INVESTMENTS (98.7%) (Cost $85,100,133)	$138,927,285
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(2,854,366)
OTHER ASSETS, LESS LIABILITIES (3.3%)		4,735,645
NET ASSETS (100.0%)		$140,808,564

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,150,463.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$96,227,953	$38,640,786	$—	$134,868,739
Purchased Options	1,204,180	—	—	1,204,180
Investment of Cash Collateral For Securities Loaned	—	2,854,366	—	2,854,366
Total	$97,432,133	$41,495,152	$—	$138,927,285

CURRENCY EXPOSURE JULY 31, 2024

	Value	% of Total Investments
US Dollar	$96,944,057	69.8%
European Monetary Unit	8,058,935	5.8%
Japanese Yen	7,066,989	5.1%
Indian Rupee	6,342,608	4.6%
British Pound Sterling	5,234,844	3.8%
New Taiwan Dollar	3,442,212	2.5%
Canadian Dollar	3,342,442	2.4%
Australian Dollar	3,267,036	2.3%
Swedish Krona	2,626,144	1.9%
Chinese Yuan Renminbi	1,452,627	1.0%
Swiss Franc	1,149,391	0.8%
Total Investments	$138,927,285	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (35.5%)
		Communication Services (0.7%)
1,576,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	$1,775,207

		Consumer Discretionary (8.9%)
8,414,000	EUR	Accor, SA
		0.700%, 12/07/27	4,477,992
1,925,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	1,935,587
1,925,000		JD.com, Inc.*
		0.250%, 06/01/29	1,805,785
2,320,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	5,684,835
2,440,000		Meritage Homes Corp.*
		1.750%, 05/15/28	2,701,568
		Rivian Automotive, Inc.
1,560,000		4.625%, 03/15/29	1,720,399
1,286,000		3.625%, 10/15/30*	1,242,443
3,990,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	3,731,488
			23,300,097
		Consumer Staples (2.7%)
5,071,000		Post Holdings, Inc.
		2.500%, 08/15/27	5,774,754
1,270,000		Spectrum Brands, Inc.*
		3.375%, 06/01/29	1,232,776
			7,007,530
		Energy (2.4%)
5,500,000	EUR	Eni S.p.A
		2.950%, 09/14/30	6,181,303

		Financials (1.2%)
2,200,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	3,025,000

		Health Care (0.5%)
1,220,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	1,320,321

		Industrials (6.0%)
1,267,000		Granite Construction, Inc.*
		3.250%, 06/15/30	1,395,841
1,400,000	EUR	Rheinmetall, AG
		1.875%, 02/07/28	2,536,967
3,200,000	EUR	SPIE, SA
		2.000%, 01/17/28	4,124,671
3,013,000		Tetra Tech, Inc.*
		2.250%, 08/15/28	3,652,027
3,468,000		Uber Technologies, Inc.*
		0.875%, 12/01/28	3,876,808
			15,586,314
		Information Technology (10.3%)
1,290,000		Alarm.com Holdings, Inc.*
		2.250%, 06/01/29	1,338,427
1,291,000		Datadog, Inc.
		0.125%, 06/15/25	1,715,235
3,400,000		Hon Hai Precision Industry Company, Ltd.
		0.000%, 08/05/26	3,993,470
1,320,000		Itron, Inc.*
		1.375%, 07/15/30	1,344,262
1,250,000		MKS Instruments, Inc.*
		1.250%, 06/01/30	1,319,100
1,030,000		NCL Corp., Ltd.
		5.375%, 08/01/25	1,217,975
2,548,000		OSI Systems, Inc.*
		2.250%, 08/01/29	2,548,713
3,489,000		Parsons Corp.*
		2.625%, 03/01/29	4,005,581
2,000,000		SK Hynix, Inc.
		1.750%, 04/11/30	3,440,100
3,405,000		Spotify USA, Inc.
		0.000%, 03/15/26	3,317,764
2,600,000		Xero Investments, Ltd.
		1.625%, 06/12/31	2,727,972
			26,968,599
		Materials (1.8%)
829,000		Fortuna Mining Corp.*
		3.750%, 06/30/29	858,297
2,600,000		Gold Pole Capital Company, Ltd.
		1.000%, 06/25/29	2,622,516
190,000,000	JPY	Resonac Holdings Corp.
		0.000%, 12/29/28	1,361,904
			4,842,717
		Utilities (1.0%)
2,515,000		Southern Company*
		4.500%, 06/15/27	2,635,393
		TOTAL CONVERTIBLE BONDS
		(Cost $84,329,585)	92,642,481

CORPORATE BONDS (1.6%)
		Energy (0.8%)
1,940,000		Noble Finance II, LLC*
		8.000%, 04/15/30	2,038,222

		Industrials (0.8%)
2,000,000		Uber Technologies, Inc.*
		8.000%, 11/01/26	2,011,680
		Total CORPORATE BONDS
		(Cost $3,393,922)	4,049,902

U.S. Government And Agency Securities (3.0%)
		Other (3.0%)
		U.S. Treasury Note
2,860,000		4.000%, 06/30/28	2,862,122
2,835,000		4.625%, 09/15/26	2,857,038
2,120,000		4.500%, 07/15/26	2,128,654
		Total U.S. Government And Agency Securities
		(Cost $7,744,189)	7,847,814

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
Bank Loans (0.2%)
	Health Care (0.2%)
450,822	Icon Luxembourg Sarl ‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	$454,152
112,323	PRA Health Sciences, Inc. ‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	113,152
	Total Bank Loans
	(Cost $563,145)	567,304

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (1.8%)
		Financials (1.8%)
69,150		Apollo Global Management, Inc.
		6.750%, 07/31/26
		(Cost $3,633,357)	4,702,200
Common Stocks (53.8%)
		Communication Services (4.4%)
26,960		Alphabet, Inc. - Class A	4,624,718
3,600		Meta Platforms, Inc. - Class A	1,709,388
3,060		Netflix, Inc.#	1,922,751
9,270		Spotify Technology, SA#	3,188,324
			11,445,181
		Consumer Discretionary (3.6%)
180,600		ADT, Inc.	1,405,068
33,300		Amazon.com, Inc.#	6,226,434
34,500		Chipotle Mexican Grill, Inc.#	1,874,040
			9,505,542
		Consumer Staples (1.8%)
3,990		Costco Wholesale Corp.	3,279,780
19,750		Walmart, Inc.	1,355,640
			4,635,420
		Energy (2.1%)
158,000	CAD	Canadian Natural Resources, Ltd.	5,609,793

		Financials (4.6%)
6,900		Chubb, Ltd.	1,902,054
4,000		Goldman Sachs Group, Inc.	2,036,120
9,320		JPMorgan Chase & Company~	1,983,296
3,588,875	GBP	Lloyds Banking Group, PLC	2,741,720
21,500	JPY	Sumitomo Mitsui Financial Group, Inc.^	1,552,578
29,900		Wells Fargo & Company	1,774,266
			11,990,034
		Health Care (6.4%)
7,690		Eli Lilly & Company	6,184,836
3,360		McKesson Corp.	2,073,187
52,685		Novo Nordisk, A/S (ADR)	6,987,612
2,311		UnitedHealth Group, Inc.	1,331,506
			16,577,141
		Industrials (5.9%)
7,800		General Electric Company	1,327,560
29,700	INR	Hindustan Aeronautics, Ltd.	1,749,272
223,900	JPY	Hitachi, Ltd.	4,837,732
179,500	GBP	Melrose Industries, PLC	1,359,229
683,000	GBP	Rolls-Royce Holdings, PLC#	3,954,708
10,200		Waste Management, Inc.	2,067,132
			15,295,633
		Information Technology (23.7%)
36,550		Apple, Inc.	8,117,024
5,180	EUR	ASML Holding, NV	4,823,467
13,300		International Business Machines Corp.	2,555,462
5,300	JPY	Keyence Corp.	2,317,479
24,810		Microsoft Corp.	10,379,263
192,000		NVIDIA Corp.	22,467,840
12,515	EUR	SAP, SE	2,645,924
252,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,351,165
20,318	AUD	WiseTech Global, Ltd.^	1,273,149
			61,930,773
		Materials (0.7%)
4,010		Linde, PLC	1,818,535

		Real Estate (0.6%)
100,000	INR	Macrotech Developers, Ltd.	1,567,391
		Total Common Stocks
		(Cost $69,585,013)	140,375,443

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (1.7%)
	Consumer Discretionary (0.0%)
920	MakeMyTrip, Ltd.
8,610,280	Put, 08/16/24, Strike $55.00	11,500

	Health Care (0.1%)
500	Boston Scientific Corp.
3,694,000	Call, 01/17/25, Strike $77.50	151,250

	Information Technology (0.8%)
130	Apple, Inc.
2,887,040	Call, 09/20/24, Strike $205.00	274,625
960	NVIDIA Corp.
11,233,920	Put, 01/17/25, Strike $120.00	1,646,400
135	QUALCOMM, Inc.
2,442,825	Call, 01/17/25, Strike $185.00	252,450
		2,173,475
	Other (0.8%)
555	Invesco QQQ Trust Series 1
26,144,385	Put, 01/17/25, Strike $430.00	547,785
1,612	iShares Russell 2000 ETF
12,628,408	Call, 11/15/24, Strike $175.00	1,329,900
490	SPDR S&P 500 ETF Trust
26,989,690	Put, 01/17/25, Strike $490.00	289,345
		2,167,030
	TOTAL PURCHASED OPTIONS
	(Cost $4,519,770)	4,503,255

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
1,571,322	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†***
	(Cost $1,571,322)	$1,571,322
	TOTAL INVESTMENTS (98.2%)
	(Cost $175,340,303)	256,259,721

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)		(1,571,322)

OTHER ASSETS, LESS LIABILITIES (2.4%)		6,283,439

NET ASSETS (100.0%)		$260,971,838

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,596,000.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$92,642,481	$—	$92,642,481
Corporate Bonds	—	4,049,902	—	4,049,902
U.S. Government and Agency Securities	—	7,847,814	—	7,847,814
Bank Loans	—	567,304	—	567,304
Convertible Preferred Stock	4,702,200	—	—	4,702,200
Common Stocks	104,201,629	36,173,814	—	140,375,443
Purchased Options	4,503,255	—	—	4,503,255
Investment of Cash Collateral For Securities Loaned	—	1,571,322	—	1,571,322
Total	$113,407,084	$142,852,637	$—	$256,259,721

CURRENCY EXPOSURE JULY 31, 2024

	Value	% of Total Investments
US Dollar	$195,793,277	76.4%
European Monetary Unit	24,790,324	9.7%
Japanese Yen	10,069,693	3.9%
British Pound Sterling	8,055,657	3.1%
New Taiwan Dollar	7,351,165	2.9%
Canadian Dollar	5,609,793	2.2%
Indian Rupee	3,316,663	1.3%
Australian Dollar	1,273,149	0.5%
Total Investments	$256,259,721	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (96.0%)
		Communication Services (7.0%)
325	EUR	CTS Eventim, AG & Company KGaA	$28,627
3,575	SEK	Hemnet Group, AB	132,459
457	EUR	Scout24, SE*	36,129
41,830	GBP	Trustpilot Group, PLC*#	112,120
			309,335
		Consumer Discretionary (10.2%)
1,545	INR	Amber Enterprises India, Ltd.#	80,051
359,200	PHP	DigiPlus Interactive Corp.	103,744
286	INR	Dixon Technologies India, Ltd.	41,459
12,765	INR	Kalyan Jewellers India, Ltd.	88,628
1,440		MakeMyTrip, Ltd.#	134,769
			448,651
		Consumer Staples (7.1%)
2,865	SEK	AAK, AB	82,446
1,091	GBP	Cranswick, PLC	66,831
340	INR	Gillette India, Ltd.	31,770
1,100	JPY	Toyo Suisan Kaisha, Ltd.	73,861
6,889	GBP	Warpaint London, PLC	55,440
			310,348
		Energy (4.2%)
21,620	CAD	CES Energy Solutions Corp.	129,346
22,720	EUR	Saipem S.p.A#	53,974
			183,320
		Financials (10.3%)
7,047	INR	360 ONE WAM, Ltd.	95,644
14,500	JPY	Concordia Financial Group, Ltd.	91,386
52,375	AUD	GQG Partners, Inc.	102,229
2,485	AUD	HUB24, Ltd.	80,934
1,310	KRW	Meritz Financial Group, Inc.	80,743
			450,936
		Health Care (8.0%)
1,800	SEK	Biotage, AB	33,750
752	SEK	Camurus, AB#	47,591
1,070	EUR	Guerbet	40,618
1,100	JPY	Jeol, Ltd.	44,289
1,400	JPY	Shofu, Inc.	44,030
309	CHF	Ypsomed Holding, AG	142,004
			352,282
		Industrials (26.8%)
11,560	GBP	Ashtead Technology Holdings, PLC	129,142
3,735	CAD	Bird Construction, Inc.	70,039
1,101	EUR	DO & CO, AG#	185,525
3,100	JPY	Ebara Corp.	44,394
445	KRW	HD Hyundai Electric Company, Ltd.	100,700
3,700	JPY	Japan Elevator Service Holdings Company, Ltd.	68,277
1,011	INR	KEI Industries, Ltd.	52,546
1,100	JPY	Kyudenko Corp.	50,667
5,980	GBP	Melrose Industries, PLC	45,282
9,077	SEK	Munters Group, AB*	196,517
1,320	KRW	SK Square Company, Ltd.#	83,727
500	CAD	Stantec, Inc.	43,994
3,450	INR	Titagarh Rail System, Ltd.	67,309
1,010	SEK	Trelleborg, AB - Class B	37,534
			1,175,653
		Information Technology (10.4%)
1,870	TWD	Asia Vital Components Company, Ltd.	37,235
2,730	NOK	Crayon Group Holding, ASA*#	32,570
595	CAD	Descartes Systems Group, Inc.#	60,515
3,350	TWD	Insyde Software Corp.	42,256
1,000	JPY	Micronics Japan Company, Ltd.	39,736
853	EUR	Nemetschek, SE	81,475
760	EUR	SUSS MicroTec, SE	51,609
1,100	JPY	Towa Corp.	63,361
1,865	SEK	Yubico, AB#	47,143
			455,900
		Materials (7.4%)
3,455	JPY	Artience Company, Ltd.	73,060
4,175	CAD	HudBay Minerals, Inc.	34,836
2,000	JPY	Resonac Holdings Corp.	49,651
2,158	EUR	SOL S.p.A	80,694
3,100	JPY	Sumitomo Bakelite Company, Ltd.	87,271
			325,512
		Real Estate (4.6%)
10,900	JPY	Mirarth Holdings, Inc.	39,135
3,540	INR	Prestige Estates Projects, Ltd.	77,109
3,942	INR	Sobha, Ltd.	85,040
			201,284
		Total Common Stocks (Cost $3,311,822)	4,213,221

TOTAL INVESTMENTS (96.0%) (Cost $3,311,822)			4,213,221

OTHER ASSETS, LESS LIABILITIES (4.0%)			174,272

NET ASSETS (100.0%)			$4,387,493

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

1

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$974,526	$3,238,695	$—	$4,213,221
Total	$974,526	$3,238,695	$—	$4,213,221

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (44.4%)
	Airlines (1.2%)
92,134	Air Canada Pass Through Trust Series 2015-2, Class AA*
	3.750%, 06/15/29	$87,973
90,705	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	89,122
83,967	British Airways Pass Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	78,645
118,908	JetBlue Pass Through Trust Series 2019-1, Class AA
	2.750%, 11/15/33	104,092
		359,832
	Communication Services (2.4%)
200,000	Ashtead Capital, Inc.*
	4.375%, 08/15/27	195,230
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital
	2.800%, 04/01/31	83,917
150,000	Comcast Corp.
	3.900%, 03/01/38	130,835
75,000	Paramount Global
	3.700%, 10/04/26	70,588
100,000	United States Cellular Corp.
	6.700%, 12/15/33	107,194
150,000	Verizon Communications, Inc.
	4.016%, 12/03/29	145,009
		732,773
	Consumer Discretionary (3.5%)
150,000	Cargill, Inc.*
	3.125%, 05/25/51	103,525
200,000	Ford Motor Credit Company, LLC
	4.000%, 11/13/30	181,878
100,000	GLP Capital, LP / GLP Financing II, Inc.
	3.250%, 01/15/32	86,013
50,000	goeasy, Ltd.*
	7.625%, 07/01/29	51,258
82,500	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	78,758
125,000	Kohl's Corp.
	5.550%, 07/17/45	83,074
100,000	M/I Homes, Inc.
	3.950%, 02/15/30	91,244
100,000	Mattel, Inc.
	6.200%, 10/01/40	100,618
100,000	Newell Brands, Inc.
	5.700%, 04/01/26	99,867
100,000	NIKE, Inc.^
	2.850%, 03/27/30	92,000
100,000	Tractor Supply Company
	5.250%, 05/15/33	101,298
		1,069,533
	Consumer Staples (2.7%)
125,000	Anheuser-Busch InBev Worldwide, Inc.
	3.500%, 06/01/30	118,625
125,000	Archer-Daniels-Midland Company
	3.250%, 03/27/30	116,590
125,000	Costco Wholesale Corp.
	1.600%, 04/20/30	107,424
100,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	93,122
125,000	Hershey Company
	1.700%, 06/01/30	107,347
115,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
	5.500%, 01/15/30	115,182
100,000	Kimberly-Clark Corp.
	3.100%, 03/26/30	93,447
50,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	46,507
		798,244
	Energy (1.2%)
175,000	Energy Transfer, LP‡
	8.527%, 11/01/66
	3 mo. USD LIBOR + 3.02%	170,037
100,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	102,892
100,000	EQT Corp.*
	3.125%, 05/15/26	96,455
		369,384
	Financials (14.5%)
115,000	Ally Financial, Inc.‡
	4.700%, 05/15/26
	5 year CMT + 3.87%	105,113
100,000	Aviation Capital Group, LLC*^
	3.500%, 11/01/27	94,980
100,000	Avolon Holdings Funding, Ltd.*
	5.500%, 01/15/26	99,997
125,000	AXIS Specialty Finance, PLC
	4.000%, 12/06/27	121,113
100,000	Bank of America Corp.‡
	2.087%, 06/14/29
	SOFR + 1.06%	90,357
150,000	Bank of Montreal‡
	3.088%, 01/10/37
	5 year CMT + 1.40%	125,471
100,000	Bank of New York Mellon Corp.‡
	5.834%, 10/25/33
	SOFR + 2.07%	105,824
150,000	Berkshire Hathaway Finance Corp.
	4.250%, 01/15/49	131,850
125,000	BP Capital Markets, PLC^‡
	4.875%, 03/22/30
	5 year CMT + 4.40%	118,825
175,000	Brookfield Finance, Inc.
	2.724%, 04/15/31	152,292
100,000	Brown & Brown, Inc.
	5.650%, 06/11/34	101,351

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	Capital One Financial Corp.‡
	2.359%, 07/29/32
	SOFR + 1.34%	$119,306
100,000	Charles Schwab Corp.‡
	4.000%, 06/01/26
	5 year CMT + 3.17%	93,468
100,000	Chubb INA Holdings, Inc.
	4.150%, 03/13/43	87,188
150,000	Citigroup, Inc.‡
	3.875%, 02/18/26
	5 year CMT + 3.42%	142,465
100,000	Citizens Financial Group, Inc.‡
	5.718%, 07/23/32
	SOFR + 1.91%	101,128
100,000	Essent Group, Ltd.
	6.250%, 07/01/29	102,100
100,000	Essential Properties, LP
	2.950%, 07/15/31	84,506
100,000	Essex Portfolio, LP
	1.700%, 03/01/28	89,643
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	90,500
125,000	Globe Life, Inc.^
	4.550%, 09/15/28	121,561
150,000	Goldman Sachs Group, Inc.^‡
	3.800%, 05/10/26
	5 year CMT + 2.97%	141,196
125,000	JPMorgan Chase & Company‡
	3.650%, 06/01/26
	5 year CMT + 2.85%	118,793
200,000	LSEGA Financing, PLC*
	2.000%, 04/06/28	182,206
125,000	Markel Corp.
	3.500%, 11/01/27	120,260
100,000	MetLife, Inc.
	6.400%, 12/15/66	102,319
100,000	Morgan Stanley^‡
	5.042%, 07/19/30
	SOFR + 1.22%	100,784
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	91,142
118,000	PartnerRe Finance B, LLC‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	108,142
100,000	Primerica, Inc.
	2.800%, 11/19/31	85,687
100,000	Prologis, LP
	2.875%, 11/15/29	91,875
100,000	Radian Group, Inc.
	4.500%, 10/01/24	99,739
125,000	RenaissanceRe Finance, Inc.
	3.450%, 07/01/27	120,183
100,000	SLM Corp.
	3.125%, 11/02/26	94,823
100,000	Toronto-Dominion Bank^
	4.456%, 06/08/32	96,816
125,000	Travelers Companies, Inc.
	2.550%, 04/27/50	78,251
100,000	US Bancorp^‡
	5.100%, 07/23/30
	SOFR + 1.25%	100,887
200,000	USAA Capital Corp.*
	2.125%, 05/01/30	175,532
100,000	VICI Properties, LP / VICI Note Company, Inc.*
	3.500%, 02/15/25	98,756
125,000	Wells Fargo & Company
	4.400%, 06/14/46	104,349
		4,390,778
	Health Care (2.8%)
150,000	CVS Health Corp.
	4.780%, 03/25/38	137,685
100,000	DaVita, Inc.*
	4.625%, 06/01/30	91,700
100,000	Elanco Animal Health, Inc.
	6.650%, 08/28/28	102,074
100,000	Illumina, Inc.
	5.750%, 12/13/27	102,542
150,000	Johnson & Johnson
	3.400%, 01/15/38	129,890
100,000	Kaiser Foundation Hospitals
	2.810%, 06/01/41	74,375
100,000	Royalty Pharma, PLC
	2.200%, 09/02/30	85,475
100,000	Zoetis, Inc.
	5.600%, 11/16/32	104,424
		828,165
	Industrials (5.5%)
125,000	Air Lease Corp.‡
	4.650%, 06/15/26
	5 year CMT + 4.08%	120,476
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
	4.625%, 01/15/27	97,566
40,000	Ball Corp.
	6.875%, 03/15/28	41,149
125,000	Beacon Roofing Supply, Inc.*
	4.500%, 11/15/26	121,459
100,000	Burlington Northern Santa Fe, LLC
	4.950%, 09/15/41	96,532
100,000	Cascades, Inc. / Cascades USA, Inc.*
	5.125%, 01/15/26	99,040
100,000	Cummins, Inc.
	4.875%, 10/01/43	94,377
100,000	EnerSys*
	4.375%, 12/15/27	95,925
100,000	Graphic Packaging International, LLC*
	1.512%, 04/15/26	93,701
80,000	GXO Logistics, Inc.
	1.650%, 07/15/26	74,741
100,000	Honeywell International, Inc.
	1.950%, 06/01/30	87,147
100,000	Illinois Tool Works, Inc.
	4.875%, 09/15/41	97,590
125,000	Infor, Inc.*^
	1.750%, 07/15/25	120,405
250,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	232,990
100,000	TransDigm, Inc.*
	6.375%, 03/01/29	101,939

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
97,946	United Airlines Pass Through Trust Series 2018-1, Class B
	4.600%, 09/01/27	$95,536
		1,670,573
	Information Technology (4.8%)
150,000	Apple, Inc.
	4.375%, 05/13/45	138,373
100,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	97,205
125,000	CGI, Inc.
	1.450%, 09/14/26	116,113
125,000	Fortinet, Inc.
	2.200%, 03/15/31	105,279
100,000	Intuit, Inc.
	5.200%, 09/15/33	102,960
157,000	Microsoft Corp.
	4.100%, 02/06/37	151,197
125,000	NVIDIA Corp.
	3.500%, 04/01/40	106,189
100,000	Open Text Corp.*
	6.900%, 12/01/27	103,816
125,000	Roper Technologies, Inc.
	1.400%, 09/15/27	113,151
100,000	Take-Two Interactive Software, Inc.
	4.950%, 03/28/28	100,476
100,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	93,136
100,000	Twilio, Inc.
	3.625%, 03/15/29	90,853
150,000	VMware, Inc.
	1.800%, 08/15/28	133,767
		1,452,515
	Materials (0.3%)
100,000	Georgia-Pacific, LLC*
	3.600%, 03/01/25	98,925

	Other (0.4%)
125,000	Intact Financial Corp.*
	5.459%, 09/22/32	126,421

	Real Estate (2.2%)
100,000	Brixmor Operating Partnership, LP
	4.125%, 06/15/26	98,382
150,000	EPR Properties
	4.950%, 04/15/28	146,984
125,000	Forestar Group, Inc.*
	3.850%, 05/15/26	120,911
100,000	Healthpeak OP LLC
	3.250%, 07/15/26	96,930
100,000	Public Storage
	2.300%, 05/01/31	86,275
125,000	Tanger Properties, LP
	3.875%, 07/15/27	120,430
		669,912
	Utilities (2.9%)
150,000	Berkshire Hathaway Energy Company
	3.800%, 07/15/48	114,871
100,000	Consolidated Edison Company of New York, Inc.
	3.350%, 04/01/30	94,062
150,000	Duke Energy Carolinas, LLC
	3.700%, 12/01/47	114,437
100,000	Entergy Texas, Inc.
	1.500%, 09/01/26	93,386
100,000	Monongahela Power Company*
	3.550%, 05/15/27	96,807
150,000	Northern States Power Company
	3.750%, 12/01/47	111,411
150,000	Public Service Electric & Gas Company
	3.600%, 12/01/47	116,286
125,000	Southern Company‡
	3.750%, 09/15/51
	5 year CMT + 2.92%	118,536
		859,796
	Total Corporate Bonds
	(Cost $14,379,552)	13,426,851

BANK LOANS (7.1%) ¡
	Airlines (0.9%)
124,688	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	125,253
138,750	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	143,718
		268,971
	Communication Services (2.0%)
223,858	APi Group DE, Inc.‡
	7.347%, 01/03/29
	1 mo. SOFR + 2.00%	224,756
242,493	Go Daddy Operating Company, LLC‡
	7.344%, 11/09/29
	1 mo. SOFR + 2.00%	243,296
147,609	Nexstar Broadcasting, Inc.‡
	7.958%, 09/18/26
	1 mo. SOFR + 2.50%	148,287
		616,339
	Consumer Discretionary (2.3%)
96,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	96,630
95,860	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	96,653
125,000	Life Time Fitness, Inc.‡
	9.514%, 01/15/26
	3 mo. SOFR + 4.00%	125,781
124,688	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	125,701
241,875	Murphy USA, Inc.‡
	7.208%, 01/31/28
	1 mo. SOFR + 1.75%	243,047
		687,812

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Energy (0.4%)
124,688	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	$124,936

	Financials (0.4%)
130,984	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	131,358

	Health Care (0.2%)
34,886	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	35,144
8,692	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	8,756
		43,900
	Information Technology (0.4%)
124,688	KBR, Inc.‡
	7.594%, 01/17/31
	1 mo. SOFR + 2.25%	124,999

	Materials (0.5%)
136,705	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.335%, 12/20/29
	3 mo. SOFR + 2.00%	137,388

	Total Bank Loans
	(Cost $2,125,325)	2,135,703

U.S. GOVERNMENT AND AGENCY SECURITIES (40.3%)
	Other (40.3%)
	Federal Home Loan Mortgage Corp.
73,411	2.500%, 02/01/35	67,743
127,237	4.000%, 05/01/49	120,879
	Federal National Mortgage Association
99,683	2.500%, 09/01/31	94,516
83,028	3.000%, 02/01/33	79,084
45,752	3.000%, 01/01/35	43,496
242,281	3.000%, 07/01/46	216,608
156,353	3.000%, 03/01/47	139,785
44,146	4.000%, 03/01/47	42,016
135,245	3.500%, 08/01/47	124,805
75,863	4.500%, 04/01/48	74,189
98,883	4.000%, 06/01/48	94,010
66,466	3.500%, 02/01/49	61,266
60,213	3.000%, 07/01/49	53,323
114,804	3.500%, 11/01/49	105,402
567,858	2.500%, 04/01/50	481,511
488,619	3.000%, 04/01/50	432,149
396,529	3.500%, 04/01/50	363,870
759,691	2.500%, 07/01/51	640,641
563,314	2.000%, 01/01/52	454,417
553,696	4.500%, 06/01/52	534,138
506,659	4.000%, 11/01/52	474,790
452,364	4.500%, 11/01/52	436,036
439,195	5.500%, 12/01/52	440,602
694,469	4.500%, 02/01/53	669,186
735,460	5.500%, 08/01/53	737,144
790,196	6.000%, 09/01/53	801,744
955,180	6.000%, 03/01/54	969,088
	Government National Mortgage Association
131,881	3.500%, 10/20/47	122,506
100,372	3.000%, 10/20/47	90,735
	U.S. Treasury Bond
350,000	3.500%, 02/15/39	324,980
300,000	1.125%, 05/15/40	191,742
200,000	4.000%, 11/15/42	190,172
460,000	3.875%, 02/15/43	428,986
500,000	3.000%, 05/15/47	395,156
300,000	3.000%, 02/15/49	234,563
500,000	2.250%, 08/15/49	334,219
500,000	2.000%, 02/15/50	314,062
200,000	2.875%, 05/15/52	151,500
	United States Treasury Note
350,000	3.000%, 08/15/52	272,098
425,000	3.625%, 02/15/53	373,402
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $13,553,798)	12,176,559

RESIDENTIAL MORTGAGE BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	BX Trust Series 2019-OC11, Class A*
	3.202%, 12/09/41
	(Cost $101,756)	90,867

ASSET BACKED SECURITIES (5.0%)
	Financials (3.0%)
78,297	ELFI Graduate Loan Program, LLC Series 2022-A, Class A*
	4.510%, 08/26/47	76,094
34,952	Enterprise Fleet Financing, LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	35,076
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A*
	1.680%, 12/27/27	138,842
111,675	Oscar US Funding XII, LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	108,552
78,814	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	78,688
237,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	220,819
43,705	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX*
	2.840%, 01/25/41	42,759
200,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A*
	4.930%, 06/25/36	202,475
		903,305
	Other (2.0%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	139,845

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
53,636	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	$53,601
87,250	CLI Funding VI, LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	79,663
68,683	Daimler Trucks Retail Trust Series 2022-1, Class A3
	5.230%, 02/17/26	68,566
70,107	MVW Owner Trust Series 2019-1A, Class A*
	2.890%, 11/20/36	68,756
16,543	SCF Equipment Leasing, LLC Series 2021-1A, Class A3*
	0.830%, 08/21/28	16,413
99,292	SVC ABS, LLC Series 2023-1A, Class A*
	5.150%, 02/20/53	96,990
100,000	USAA Auto Owner Trust Series 2024-A, Class A3*
	5.030%, 03/15/29	100,399
		624,233
	Total Asset Backed Securities
	(Cost $1,575,367)	1,527,538

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
833,113	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†***
	(Cost $833,113)	833,113
	TOTAL INVESTMENTS (99.9%)
	(Cost $32,568,911)	$30,190,631
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%)		(833,113)
OTHER ASSETS, LESS LIABILITIES (2.9%)		883,708
NET ASSETS (100.0%)		$30,241,226

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 2,000,000	U.S. Treasury Note 5-Year	Sep 2024	$2,157,813	$45,419

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,426,851	$—	$13,426,851
Bank Loans	—	2,135,703	—	2,135,703
U.S. Government and Agency Securities	—	12,176,559	—	12,176,559
Residential Mortgage Backed Security	—	90,867	—	90,867
Asset Backed Securities	—	1,527,538	—	1,527,538
Investment of Cash Collateral For Securities Loaned	—	833,113	—	833,113
Futures Contracts	45,419	—	—	45,419
Total	$45,419	$30,190,631	$—	$30,236,050

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.2%)
	Other (0.2%)
100,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $93,331)	$93,961

Corporate Bonds (78.0%)
	Airlines (1.1%)
83,449	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	81,992
32,010	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	32,435
98,400	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	91,093
37,917	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	37,689
87,339	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	81,277
66,021	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	68,170
		392,656
	Communication Services (7.3%)
100,000	Altice France Holding, SA*
	10.500%, 05/15/27	38,014
200,000	Altice France, SA*
	5.500%, 10/15/29	140,924
105,000	APi Group DE, Inc.*
	4.750%, 10/15/29	99,969
200,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	166,416
	Audacy Capital Corp.*@
119,000	6.750%, 03/31/29	4,929
44,000	6.500%, 05/01/27	1,955
87,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	82,031
	Clear Channel Outdoor Holdings, Inc.*
50,000	7.875%, 04/01/30	50,942
40,000	9.000%, 09/15/28^	42,550
124,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	112,118
	CSC Holdings, LLC*
220,000	4.500%, 11/15/31	151,692
215,000	5.750%, 01/15/30	86,929
43,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	41,447
101,000	Frontier California, Inc.
	6.750%, 05/15/27	98,803
24,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	25,166
151,000	Frontier Florida, LLC
	6.860%, 02/01/28	153,741
140,000	Frontier North, Inc.
	6.730%, 02/15/28	139,177
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
90,000	3.500%, 03/01/29	81,920
25,000	5.250%, 12/01/27	24,641
45,000	Gray Television, Inc.*
	5.375%, 11/15/31	29,109
23,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	10,817
	iHeartCommunications, Inc.
60,000	8.375%, 05/01/27	24,528
35,000	5.250%, 08/15/27*^	22,946
76,068	Ligado Networks, LLC*
	15.500%, 11/01/23	12,297
	Lumen Technologies, Inc.
65,000	7.600%, 09/15/39	27,941
45,000	4.000%, 02/15/27*	28,877
23,000	7.650%, 03/15/42	9,547
48,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	41,525
90,000	Paramount Global
	4.900%, 08/15/44	65,834
31,000	Qwest Corp.
	7.250%, 09/15/25	30,795
	Scripps Escrow II, Inc.*
46,000	3.875%, 01/15/29	29,999
23,000	5.375%, 01/15/31	11,202
85,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	59,167
	Sirius XM Radio, Inc.*
124,000	3.875%, 09/01/31	103,657
115,000	5.500%, 07/01/29	110,097
50,000	3.125%, 09/01/26	47,609
77,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	46,217
100,000	Stagwell Global, LLC*
	5.625%, 08/15/29	94,348
53,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	24,251
	Time Warner Cable, LLC
70,000	6.550%, 05/01/37	68,515
35,000	7.300%, 07/01/38	36,459
82,000	United States Cellular Corp.
	6.700%, 12/15/33	87,899
72,000	Univision Communications, Inc.*
	8.000%, 08/15/28	72,434
45,000	Viasat, Inc.*
	5.625%, 04/15/27	42,311
		2,681,745
	Consumer Discretionary (16.5%)
135,000	Adams Homes, Inc.*
	9.250%, 10/15/28	140,214
75,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	78,925
80,000	American Axle & Manufacturing, Inc.^
	5.000%, 10/01/29	73,348

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
84,000	4.625%, 08/01/29	$77,628
25,000	6.625%, 01/15/28	25,158
118,000	At Home Group, Inc.*
	4.875%, 07/15/28	44,925
	Bath & Body Works, Inc.
123,000	6.694%, 01/15/27	125,353
70,000	6.875%, 11/01/35	71,063
	Caesars Entertainment, Inc.*
61,000	4.625%, 10/15/29^	56,729
46,000	8.125%, 07/01/27	46,997
	Carnival Corp.*
46,000	7.625%, 03/01/26	46,493
45,000	4.000%, 08/01/28	42,620
6,000	7.000%, 08/15/29	6,268
	Carvana Company*
18,084	14.000%, 06/01/31	21,099
14,829	13.000%, 06/01/30	16,364
9,491	12.000%, 12/01/28	10,262
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
200,000	4.750%, 03/01/30	179,120
190,000	4.250%, 02/01/31	161,857
110,000	6.375%, 09/01/29	107,153
110,000	5.125%, 05/01/27	106,896
55,000	5.000%, 02/01/28	52,411
50,000	4.500%, 08/15/30	43,800
48,000	4.750%, 02/01/32	41,172
48,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	47,081
75,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	73,099
50,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	50,772
	Dana, Inc.
80,000	4.250%, 09/01/30	70,742
68,000	4.500%, 02/15/32	59,512
	DISH DBS Corp.
100,000	5.125%, 06/01/29	42,270
60,000	7.375%, 07/01/28	27,847
55,000	5.250%, 12/01/26*	45,819
45,000	5.750%, 12/01/28*	33,136
42,000	7.750%, 07/01/26	27,081
88,000	DISH Network Corp.*
	11.750%, 11/15/27	88,125
95,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	94,142
	Ford Motor Credit Company, LLC
200,000	5.113%, 05/03/29	195,882
200,000	4.000%, 11/13/30	181,878
200,000	2.900%, 02/16/28	183,660
36,000	Gap, Inc.*
	3.875%, 10/01/31	30,316
45,000	General Motors Company
	5.200%, 04/01/45	40,534
	goeasy, Ltd.*
165,000	9.250%, 12/01/28	177,027
83,000	7.625%, 07/01/29	85,088
	Goodyear Tire & Rubber Company
90,000	5.625%, 04/30/33	82,948
50,000	5.250%, 07/15/31^	46,812
	Group 1 Automotive, Inc.*
55,000	6.375%, 01/15/30	55,571
41,000	4.000%, 08/15/28	38,247
50,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	44,710
111,625	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	106,562
21,634	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	22,123
102,000	Kohl's Corp.
	5.550%, 07/17/45	67,788
100,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	104,896
95,000	Liberty Interactive, LLC
	8.250%, 02/01/30	49,096
90,000	Life Time, Inc.*
	8.000%, 04/15/26	91,408
45,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	46,965
35,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	36,464
62,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	62,058
65,000	M/I Homes, Inc.
	3.950%, 02/15/30	59,309
	Macy's Retail Holdings, LLC
114,000	6.700%, 07/15/34*	100,550
70,000	4.300%, 02/15/43	50,364
50,000	MGM Resorts International
	6.500%, 04/15/32	50,212
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	94,512
55,000	Newell Brands, Inc.
	5.700%, 04/01/26	54,927
	Nordstrom, Inc.
50,000	5.000%, 01/15/44	39,946
48,000	4.250%, 08/01/31	42,817
45,000	6.950%, 03/15/28	46,118
135,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	126,214
100,000	PENN Entertainment, Inc.*
	4.125%, 07/01/29	88,559
44,000	Phinia, Inc.*
	6.750%, 04/15/29	44,946
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	89,870
45,000	QVC, Inc.
	5.450%, 08/15/34	28,691
45,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	48,644
174,000	Rite Aid Corp.*@
	8.000%, 11/15/26	77,113
	Royal Caribbean Cruises, Ltd.*
50,000	7.250%, 01/15/30	52,457
13,000	6.250%, 03/15/32	13,253
120,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	108,604

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	$139,084
63,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	57,680
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	67,556
95,000	Station Casinos, LLC*
	4.500%, 02/15/28	90,363
100,000	STL Holding Company, LLC*
	8.750%, 02/15/29	104,244
59,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	59,100
25,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	27,285
100,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	99,791
175,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	181,890
		6,029,613
	Consumer Staples (3.6%)
139,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	141,339
30,000	B&G Foods, Inc.*
	8.000%, 09/15/28	30,628
	Brink's Company*
50,000	6.500%, 06/15/29	51,009
25,000	6.750%, 06/15/32	25,507
107,000	Central Garden & Pet Company*
	4.125%, 04/30/31	95,325
110,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	102,434
	Energizer Holdings, Inc.*
115,000	4.375%, 03/31/29	106,252
24,000	6.500%, 12/31/27^	24,160
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
90,000	5.500%, 01/15/30	90,142
60,000	5.125%, 02/01/28^	60,050
26,000	5.750%, 04/01/33	26,229
63,000	New Albertsons, LP
	7.750%, 06/15/26	64,726
96,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	88,992
75,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	69,760
50,000	Post Holdings, Inc.*
	6.250%, 02/15/32	50,745
90,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	79,483
45,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	45,315
75,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	68,666
85,000	Vector Group, Ltd.*
	5.750%, 02/01/29	81,716
		1,302,478
	Energy (11.9%)
90,000	Apache Corp.
	5.100%, 09/01/40	79,055
	Buckeye Partners, LP
75,000	6.875%, 07/01/29*	76,230
50,000	5.850%, 11/15/43	44,639
45,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	44,156
72,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	72,876
124,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	133,565
	Continental Resources, Inc.
50,000	2.875%, 04/01/32*^	41,552
45,000	4.900%, 06/01/44	38,035
76,000	DT Midstream, Inc.*
	4.125%, 06/15/29	71,128
	Earthstone Energy Holdings, LLC*
85,000	8.000%, 04/15/27	87,726
35,000	9.875%, 07/15/31	39,011
	Enbridge, Inc.‡
45,000	7.375%, 03/15/55
	5 year CMT + 3.12%	45,643
45,000	7.200%, 06/27/54
	5 year CMT + 2.97%	45,990
31,000	7.375%, 01/15/83
	5 year CMT + 3.71%	31,276
100,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	105,150
	Energy Transfer, LP‡
140,000	8.527%, 11/01/66
	3 mo. USD LIBOR + 3.28%	136,030
70,000	6.500%, 11/15/26
	5 year CMT + 5.69%	69,677
	EnLink Midstream Partners, LP
120,000	9.711%, 09/03/24‡
	3 mo. USD LIBOR + 4.11%	119,158
90,000	4.850%, 07/15/26	89,023
61,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	63,669
	EQM Midstream Partners, LP*
145,000	7.500%, 06/01/27	149,193
50,000	6.375%, 04/01/29	51,085
	Genesis Energy, LP / Genesis Energy Finance Corp.
70,000	8.875%, 04/15/30	74,194
45,000	7.875%, 05/15/32	45,972
	Gulfport Energy Corp.
95,000	8.000%, 05/17/26*	96,400
27,586	8.000%, 05/17/26	27,993
125,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	122,446
50,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	51,544
100,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	103,028
89,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	88,893
87,000	Matador Resources Company*
	6.500%, 04/15/32	87,508
	Moss Creek Resources Holdings, Inc.*
50,000	7.500%, 01/15/26	50,098
45,000	10.500%, 05/15/27	46,170

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Nabors Industries, Inc.*
70,000	7.375%, 05/15/27	$71,352
35,000	9.125%, 01/31/30	37,481
70,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	68,874
56,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	55,075
97,000	Oceaneering International, Inc.
	6.000%, 02/01/28	96,228
95,000	Parkland Corp.*
	5.875%, 07/15/27	94,910
53,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	52,498
	Permian Resources Operating, LLC*
26,000	7.000%, 01/15/32	26,921
23,000	6.250%, 02/01/33	23,004
100,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. USD LIBOR + 4.11%	100,120
135,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	128,176
49,000	Southwestern Energy Company
	4.750%, 02/01/32	45,840
100,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	102,268
	Transocean, Inc.*
95,000	8.250%, 05/15/29	97,068
92,700	8.750%, 02/15/30	97,657
	Venture Global Calcasieu Pass, LLC*
60,000	6.250%, 01/15/30	61,757
25,000	4.125%, 08/15/31	22,759
25,000	3.875%, 08/15/29	23,169
	Venture Global LNG, Inc.*
120,000	8.375%, 06/01/31	126,115
75,000	8.125%, 06/01/28	78,085
48,000	7.000%, 01/15/30	48,573
45,000	9.875%, 02/01/32	49,969
45,000	9.500%, 02/01/29	50,067
	Vital Energy, Inc.
55,000	7.750%, 07/31/29*	55,702
53,000	7.875%, 04/15/32*	53,974
32,000	9.750%, 10/15/30	35,051
90,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	87,897
118,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	122,918
		4,341,621
	Financials (13.5%)
140,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	142,596
120,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	121,715
145,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	144,073
	Ally Financial, Inc.
101,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	92,317
45,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	37,494
40,000	8.000%, 11/01/31	45,086
150,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	141,540
67,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	63,637
100,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	103,208
50,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	53,289
125,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	120,644
110,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	104,237
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	198,096
	Credit Acceptance Corp.
85,000	6.625%, 03/15/26^	85,076
70,000	9.250%, 12/15/28*	74,890
90,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	97,046
110,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	113,853
139,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	125,795
55,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	57,581
50,000	HUB International, Ltd.*
	7.375%, 01/31/32	51,499
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	59,221
195,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	191,147
260,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	241,982
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
182,000	5.250%, 10/01/25	181,283
98,000	4.750%, 06/15/29	93,162
63,000	7.000%, 07/15/31	64,511
95,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	75,638
	Level 3 Financing, Inc.*
110,000	4.250%, 07/01/28	60,018
45,000	4.625%, 09/15/27	29,722
65,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	61,153
90,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	95,283
138,000	MetLife, Inc.
	6.400%, 12/15/66	141,200
110,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	106,923

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
65,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	$59,242
50,000	Newmark Group, Inc.
	7.500%, 01/12/29	52,535
	OneMain Finance Corp.
65,000	3.875%, 09/15/28	59,575
60,000	9.000%, 01/15/29	63,672
50,000	7.500%, 05/15/31	51,448
50,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	50,915
150,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	147,796
	RHP Hotel Properties, LP / RHP Finance Corp.*
100,000	4.500%, 02/15/29	94,834
95,000	6.500%, 04/01/32	96,137
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
45,000	3.875%, 03/01/31	40,090
45,000	3.625%, 03/01/29	41,373
20,000	2.875%, 10/15/26	18,911
70,000	Service Properties Trust
	8.375%, 06/15/29	69,718
125,000	StoneX Group, Inc.*
	7.875%, 03/01/31	130,224
	United Wholesale Mortgage, LLC*
100,000	5.500%, 04/15/29	96,607
50,000	5.750%, 06/15/27	49,404
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
60,000	10.500%, 02/15/28	60,747
50,000	6.500%, 02/15/29	37,992
50,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	51,518
200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	175,270
98,000	XHR, LP*
	6.375%, 08/15/25	98,070
		4,920,993
	Health Care (4.6%)
	CHS/Community Health Systems, Inc.*
170,000	6.125%, 04/01/30	129,977
73,000	10.875%, 01/15/32	78,471
49,000	6.875%, 04/15/29	40,246
12,000	5.250%, 05/15/30	10,488
	DaVita, Inc.*
100,000	4.625%, 06/01/30	91,700
100,000	3.750%, 02/15/31	86,629
	Embecta Corp.*
72,000	5.000%, 02/15/30	61,883
24,000	6.750%, 02/15/30	21,439
	Encompass Health Corp.
45,000	4.750%, 02/01/30	43,040
45,000	4.500%, 02/01/28	43,537
110,000	HCA, Inc.
	7.500%, 11/06/33	124,471
210,000	Jazz Securities DAC*
	4.375%, 01/15/29	197,639
	Medline Borrower, LP*
110,000	5.250%, 10/01/29	106,407
110,000	3.875%, 04/01/29	102,738
12,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	12,263
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^
	5.125%, 04/30/31	184,026
	Tenet Healthcare Corp.
200,000	6.250%, 02/01/27	200,508
120,000	6.875%, 11/15/31	128,512
		1,663,974
	Industrials (11.0%)
100,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	102,272
100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	91,447
150,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	149,705
95,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	87,527
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
155,000	4.625%, 01/15/27	151,227
75,000	5.875%, 02/15/28	74,475
49,000	Arcosa, Inc.*
	4.375%, 04/15/29	46,251
225,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	58,052
68,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	62,592
	Bombardier, Inc.*
50,000	8.750%, 11/15/30	54,250
40,000	7.000%, 06/01/32	40,928
31,000	7.250%, 07/01/31	31,961
27,000	7.875%, 04/15/27	27,065
87,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	82,095
95,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	92,343
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	22,743
125,000	Deluxe Corp.*
	8.000%, 06/01/29	118,448
97,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	98,776
85,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	86,637
	EnerSys*
45,000	6.625%, 01/15/32	45,920
45,000	4.375%, 12/15/27	43,166
40,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	41,582
57,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	55,593

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Graphic Packaging International, LLC*
60,000	4.750%, 07/15/27	$58,894
44,000	3.500%, 03/01/29	40,040
107,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	96,312
180,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	164,684
	Herc Holdings, Inc.*
115,000	5.500%, 07/15/27	114,127
50,000	6.625%, 06/15/29	51,093
	JELD-WEN, Inc.*
61,000	4.625%, 12/15/25	60,170
45,000	4.875%, 12/15/27	42,935
145,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	137,754
100,000	Knife River Holding Company*
	7.750%, 05/01/31	105,302
21,000	MasTec, Inc.*^
	4.500%, 08/15/28	20,321
50,000	Masterbrand, Inc.*
	7.000%, 07/15/32	51,412
60,000	Moog, Inc.*
	4.250%, 12/15/27	57,511
120,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	82,846
95,000	Novelis Corp.*
	4.750%, 01/30/30	89,638
35,000	OI European Group, BV*
	4.750%, 02/15/30	32,257
53,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	50,139
	Sealed Air Corp.*
78,000	6.125%, 02/01/28	78,720
25,000	6.500%, 07/15/32	25,332
24,000	5.000%, 04/15/29	23,244
25,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	26,059
86,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	76,103
90,000	Standard Industries, Inc.*
	5.000%, 02/15/27	88,156
76,000	Stericycle, Inc.*^
	3.875%, 01/15/29	72,354
	TransDigm, Inc.*
95,000	6.875%, 12/15/30	97,817
70,000	6.750%, 08/15/28	71,457
35,000	7.125%, 12/01/31	36,414
23,000	6.625%, 03/01/32	23,550
51,000	Tronox, Inc.*
	4.625%, 03/15/29	46,514
29,937	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	28,052
96,000	Vertiv Group Corp.*
	4.125%, 11/15/28	91,094
90,000	Wabash National Corp.*
	4.500%, 10/15/28	82,279
75,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	74,510
	Williams Scotsman, Inc.*
56,000	4.625%, 08/15/28	53,362
45,000	7.375%, 10/01/31	46,822
35,000	6.625%, 06/15/29	35,667
		3,997,996
	Information Technology (3.3%)
23,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	21,770
56,000	Coherent Corp.*^
	5.000%, 12/15/29	53,416
48,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	45,732
48,000	Fair Isaac Corp.*
	4.000%, 06/15/28	45,226
100,000	KBR, Inc.*
	4.750%, 09/30/28	95,231
	MPH Acquisition Holdings, LLC*
100,000	5.750%, 11/01/28	59,868
50,000	5.500%, 09/01/28	39,132
45,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	47,877
44,000	NCR Voyix Corp.*
	5.125%, 04/15/29	42,079
68,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	63,621
	Open Text Corp.*
72,000	3.875%, 02/15/28	67,330
45,000	6.900%, 12/01/27	46,717
36,000	3.875%, 12/01/29	32,711
36,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	32,112
79,000	Playtika Holding Corp.*
	4.250%, 03/15/29	70,442
120,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	111,763
	Twilio, Inc.^
65,000	3.625%, 03/15/29	59,054
23,000	3.875%, 03/15/31	20,662
38,000	UKG, Inc.*
	6.875%, 02/01/31	39,064
100,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	86,922
50,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	51,410
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	91,433
		1,223,572
	Materials (3.3%)
52,000	ArcelorMittal, SA
	7.000%, 10/15/39	57,392
47,000	ATI, Inc.
	5.875%, 12/01/27	46,718
25,000	Carpenter Technology Corp.
	7.625%, 03/15/30	26,106
95,000	Chemours Company*^
	4.625%, 11/15/29	83,305
145,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	137,203
75,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	75,694
	Commercial Metals Company
48,000	4.125%, 01/15/30	44,502
24,000	4.375%, 03/15/32	21,970
45,000	HB Fuller Company
	4.250%, 10/15/28	42,063

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
85,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	$85,190
75,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	70,441
	Mercer International, Inc.
92,000	5.125%, 02/01/29	78,051
47,000	12.875%, 10/01/28*	50,431
200,000	OCI, NV*
	6.700%, 03/16/33	199,762
65,000	Owens-Brockway Glass Container, Inc.*^
	7.250%, 05/15/31	64,371
100,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	95,476
44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	17,076
		1,195,751
	Other (0.2%)
	Gen Digital, Inc.*
45,000	6.750%, 09/30/27	45,802
20,000	7.125%, 09/30/30^	20,697
		66,499
	Real Estate (0.7%)
71,000	EPR Properties
	3.750%, 08/15/29	64,991
	Forestar Group, Inc.*
67,000	5.000%, 03/01/28	64,743
48,000	3.850%, 05/15/26	46,430
95,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	88,936
		265,100
	Special Purpose Acquisition Companies (0.4%)
25,000	Clydesdale Acquisition Holdings, Inc.*
	6.875%, 01/15/30	24,952
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
95,000	6.750%, 01/15/30	84,301
46,000	4.625%, 01/15/29	43,032
		152,285
	Utilities (0.6%)
36,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	36,579
35,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	35,077
36,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	36,467
34,000	PPL Capital Funding, Inc.‡
	8.261%, 03/30/67
	3 mo. USD LIBOR + 2.67%	33,890
	Vistra Corp.*‡
45,000	7.000%, 12/15/26
	5 year CMT + 5.74%	45,273
25,000	8.000%, 10/15/26
	5 year CMT + 6.93%	25,580
		212,866
	Total Corporate Bonds
	(Cost $30,003,499)	28,447,149

Convertible Bonds (0.6%)
	Communication Services (0.2%)
97,000	Cable One, Inc.
	0.000%, 03/15/26	86,833
	Consumer Discretionary (0.3%)
135,000	DISH Network Corp.
	0.000%, 12/15/25	99,172
	Other (0.1%)
50,000	Multiplan Corp.*
	6.000%, 10/15/27	35,364
	Total Convertible Bonds
	(Cost $234,773)	221,369

Bank Loans (16.1%) ¡
	Airlines (0.6%)
59,850	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	60,121
71,250	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	73,802
64,838	United Airlines, Inc.‡
	8.033%, 02/22/31
	3 mo. SOFR + 2.75%	65,173
		199,096
	Communication Services (2.1%)
5,480	Audacy Capital Corp.‡
	11.458%, 08/19/24
	1 mo. SOFR + 6.00%	5,487
49,872	Cincinnati Bell, Inc.‡
	8.694%, 11/22/28
	1 mo. SOFR + 3.25%	49,841
41,983	Clear Channel Outdoor Holdings, Inc.‡
	9.458%, 08/23/28
	1 mo. SOFR + 4.00%	42,192
169,556	CSC Holdings, LLC‡
	7.943%, 04/15/27
	1 mo. LIBOR + 2.50%	145,129
63,790	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	64,208
146,000	Entercom Media Corp.‡ 11/18/24
	3 mo. SOFR + 0.00%	69,167
70,000	Gray Television, Inc.‡
	10.593%, 06/04/29
	1 mo. SOFR + 5.25%	68,143
69,822	Sinclair Television Group, Inc.‡
	9.194%, 04/21/29
	1 mo. SOFR + 3.75%	49,734
100,000	Telesat Canada‡
	8.359%, 12/07/26
	3 mo. SOFR + 2.75%	48,407

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	$100,083
95,000	Virgin Media Bristol, LLC!
	0.000%, 01/31/28	91,722
44,881	Windstream Services, LLC‡
	11.694%, 09/21/27
	1 mo. SOFR + 6.25%	45,218
		779,331
	Consumer Discretionary (3.5%)
49,875	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	50,200
96,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	96,630
137,818	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	138,507
77,365	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	77,945
76,304	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	76,936
99,749	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	100,020
118,649	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	119,206
70,191	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	70,630
98,254	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	99,052
45,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	45,113
87,057	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	86,549
75,000	Staples, Inc.‡
	11.084%, 09/04/29
	3 mo. SOFR + 5.75%	69,919
99,750	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	100,031
61,350	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	3 mo. SOFR + 5.50%	61,417
99,438	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	100,351
		1,292,506
	Consumer Staples (1.5%)
208,170	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	210,425
75,000	B&G Foods, Inc.!
	0.000%, 10/10/29	74,403
100,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	100,744
89,775	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 3.75%	90,030
64,838	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	65,405
		541,007
	Energy (0.9%)
69,825	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	69,964
99,500	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	98,287
138,574	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	139,613
		307,864
	Financials (2.3%)
119,788	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	118,178
81,124	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	81,560
74,438	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	74,691
124,688	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	125,249
59,551	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	59,813
49,875	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	50,025
99,750	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	99,987
69,650	Iron Mountain, Inc. ‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	69,541
75,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	74,518
100,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	100,218
		853,780
	Health Care (1.1%)
14,652	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	14,760
108,235	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	104,718

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund
SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,651	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	$3,677
277,294	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	261,003
798	Team Health Holdings, Inc.‡
	10.594%, 03/02/27
	1 mo. SOFR + 5.25%	751
		384,909
	Industrials (1.1%)
90,384	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	72,364
98,506	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	99,060
90,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	90,402
25,000	Reynolds Group Holdings, Inc!
	0.000%, 09/24/28	25,081
24,938	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	25,018
99,750	TransDigm, Inc.‡
	7.846%, 02/28/31
	3 mo. SOFR + 2.50%	100,118
		412,043
	Information Technology (1.3%)
132,346	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	131,939
75,713	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	75,874
44,813	Central Parent, Inc.‡
	8.585%, 07/06/29
	3 mo. SOFR + 3.25%	44,431
88,721	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	89,016
85,162	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	85,524
50,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.25%	50,207
		476,991
	Materials (1.3%)
64,513	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	64,566
45,000	Ineos U.S. Finance, LLC!
	0.000%, 02/18/30	44,872
99,250	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	98,967
123,746	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	124,133
52,941	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	41,449
11,308	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	1 mo. SOFR + 2.50%	8,853
98,485	W.R. Grace & Co.-Conn.‡
	8.594%, 09/22/28
	1 mo. SOFR + 3.25%	99,137
		481,977
	Special Purpose Acquisition Companies (0.4%)
44,100	Clydesdale Acquisition Holdings, Inc.‡
	9.119%, 04/13/29
	1 mo. SOFR + 3.68%	44,190
24,438	Fertitta Entertainment, LLC‡
	9.079%, 01/27/29
	1 mo. SOFR + 3.75%	24,526
98,250	Patagonia Holdco, LLC‡
	11.073%, 08/01/29
	3 mo. SOFR + 5.75%	91,557
		160,273
	Total Bank Loans
	(Cost $5,973,974)	5,889,777

NUMBER OF
SHARES		VALUE

Common Stocks (0.7%)
	Communication Services (0.0%)#
2,040	Altice USA, Inc. - Class A^	4,264
1,273	Cumulus Media, Inc. - Class A	2,546
		6,810
	Energy (0.7%)
385	Cheniere Energy Partners, LP	20,274
6,600	Energy Transfer, LP	107,382
3,970	Enterprise Products Partners, LP	114,574
660	EP Energy Corp.#	1,155
3	Gulfport Energy Corp.#	442
		243,827
	Total Common Stocks
	(Cost $267,697)	250,637

Warrants (0.0%) #
	Energy (0.0%)
4,950	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	1
4,455	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	—
	Total Warrants
	(Cost $1,910)	1

Convertible Preferred Stock (0.1%)
	Energy (0.1%)
2	Gulfport Energy Corp.#
	10.000%, 09/03/24
	(Cost $—)	21,500

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

Preferred Stocks (0.2%)
	Communication Services (0.1%)
	United States Cellular Corp.
1,110	5.500%, 06/01/70	$22,644
1,060	5.500%, 03/01/70	21,624
		44,268
	Consumer Discretionary (0.1%)
590	Guitar Center, Inc.#	22,125

	Total Preferred Stocks
	(Cost $102,383)	66,393

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.2%)
1,525,963	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†***
	(Cost $1,525,963)	1,525,963
	TOTAL INVESTMENTS (100.1%)
	(Cost $38,203,530)	36,516,750
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.2%)		(1,525,963)
OTHER ASSETS, LESS LIABILITIES (4.1%)		1,492,282
NET ASSETS (100.0%)		$36,483,069

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$93,961	$—	$93,961
Corporate Bonds	—	28,447,149	—	28,447,149
Convertible Bonds	—	221,369	—	221,369
Bank Loans	—	5,889,777	—	5,889,777
Common Stocks	249,482	1,155	—	250,637
Warrants	—	1	—	1
Convertible Preferred Stocks	—	21,500	—	21,500
Preferred Stocks	44,268	22,125	—	66,393
Investment of Cash Collateral For Securities Loaned	—	1,525,963	—	1,525,963
Total	$293,750	$36,223,000	$—	$36,516,750

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Corporate Bonds (57.3%)
	Airlines (0.5%)
907,051	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$891,223
160,052	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	162,174
353,781	British Airways Pass Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	331,358
476,111	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	491,609
		1,876,364
	Communication Services (2.0%)
1,000,000	Ashtead Capital, Inc.*^
	4.375%, 08/15/27	976,150
1,000,000	AT&T, Inc.
	1.700%, 03/25/26	949,640
750,000	Cogent Communications Group, Inc.*
	3.500%, 05/01/26	721,958
822,000	Netflix, Inc.*
	3.625%, 06/15/25	810,771
500,000	Paramount Global
	3.700%, 10/04/26	470,585
400,000	Qwest Corp.
	7.250%, 09/15/25	397,352
1,000,000	Rogers Communications, Inc.
	3.625%, 12/15/25	981,140
500,000	Sirius XM Radio, Inc.*
	3.125%, 09/01/26	476,090
1,000,000	Verizon Communications, Inc.
	0.850%, 11/20/25	952,540
500,000	Warnermedia Holdings, Inc.
	3.788%, 03/15/25	493,870
		7,230,096
	Consumer Discretionary (5.7%)
1,000,000	Aptiv, PLC
	2.396%, 02/18/25	982,400
	AutoZone, Inc.
500,000	5.050%, 07/15/26	502,885
500,000	4.500%, 02/01/28	496,210
1,000,000	BMW US Capital, LLC*^
	5.050%, 08/11/28	1,016,850
1,000,000	BorgWarner, Inc.^
	2.650%, 07/01/27	945,340
750,000	Brunswick Corp.
	0.850%, 08/18/24	748,080
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.*
	5.125%, 05/01/27	971,780
	Daimler Truck Finance North America, LLC*
500,000	5.125%, 09/25/27	504,530
500,000	5.000%, 01/15/27	501,830
375,000	Dana Financing Luxembourg Sarl*
	5.750%, 04/15/25	374,314
	Ford Motor Credit Company, LLC
1,000,000	6.950%, 03/06/26	1,021,750
500,000	2.300%, 02/10/25	490,655
	General Motors Financial Company, Inc.
1,000,000	6.000%, 01/09/28	1,030,720
200,000	5.400%, 04/06/26	201,082
500,000	goeasy, Ltd.*
	9.250%, 12/01/28	536,445
312,000	Goodyear Tire & Rubber Company
	9.500%, 05/31/25	313,008
500,000	Group 1 Automotive, Inc.*
	6.375%, 01/15/30	505,190
1,251,000	Hasbro, Inc.
	3.000%, 11/19/24	1,240,116
618,750	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	590,684
500,000	International Game Technology, PLC*
	4.125%, 04/15/26	490,405
307,864	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	314,821
500,000	Kia Corp.*
	3.500%, 10/25/27	479,420
500,000	Kohl's Corp.^
	4.250%, 07/17/25	487,335
750,000	L Brands, Inc.*
	9.375%, 07/01/25	773,145
1,000,000	Lowe's Companies, Inc.
	4.400%, 09/08/25	992,810
	Mattel, Inc.*
750,000	3.375%, 04/01/26	726,705
500,000	5.875%, 12/15/27^	502,900
500,000	Newell Brands, Inc.
	5.700%, 04/01/26	499,335
1,000,000	O'Reilly Automotive, Inc.
	5.750%, 11/20/26	1,019,910
1,000,000	VF Corp.^
	2.400%, 04/23/25	976,890
500,000	ZF North America Capital, Inc.*
	6.875%, 04/14/28	513,525
		20,751,070
	Consumer Staples (1.7%)
500,000	Brink's Company*
	6.500%, 06/15/29	510,085
500,000	Darling Ingredients, Inc.*^
	5.250%, 04/15/27	492,350
1,000,000	Dollar General Corp.
	4.625%, 11/01/27	992,450
1,000,000	General Mills, Inc.
	5.241%, 11/18/25	1,000,730
300,000	McCormick & Company, Inc.
	0.900%, 02/15/26	282,252
1,000,000	Mondelez International, Inc.^
	2.625%, 03/17/27	949,830
1,000,000	Sysco Corp.
	3.300%, 07/15/26	972,390
1,000,000	United Rentals North America, Inc.
	3.875%, 11/15/27	955,840
		6,155,927

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Energy (2.3%)
	Enbridge, Inc.
1,000,000	5.250%, 04/05/27^	$1,012,360
500,000	2.500%, 02/14/25	492,085
1,000,000	Enterprise Products Operating, LLC^
	5.050%, 01/10/26	1,004,390
	EQM Midstream Partners, LP*
500,000	7.500%, 06/01/27	514,460
500,000	6.375%, 04/01/29	510,845
500,000	EQT Corp.*
	3.125%, 05/15/26	482,275
1,000,000	Kinder Morgan, Inc.^
	5.100%, 08/01/29	1,010,660
1,000,000	ONEOK, Inc.
	5.550%, 11/01/26	1,014,220
500,000	Parkland Corp.*
	5.875%, 07/15/27	499,525
1,000,000	Schlumberger Holdings Corp.*
	5.000%, 05/29/27	1,007,200
1,000,000	Williams Companies, Inc.
	5.400%, 03/02/26	1,007,000
		8,555,020
	Financials (21.1%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
500,000	2.875%, 08/14/24	499,595
500,000	1.750%, 10/29/24	495,200
1,000,000	African Development Bank
	3.375%, 07/07/25	987,030
1,000,000	Allstate Corp.
	5.050%, 06/24/29	1,013,980
	American Express Company
500,000	5.389%, 07/28/27‡
	SOFR + 0.97%	504,970
500,000	2.250%, 03/04/25	491,120
1,000,000	Aon North America, Inc.
	5.125%, 03/01/27	1,011,180
1,000,000	Asian Infrastructure Investment Bank^
	4.000%, 01/18/28	996,020
750,000	Aviation Capital Group, LLC*
	1.950%, 09/20/26	700,965
250,000	Avolon Holdings Funding, Ltd.*
	5.500%, 01/15/26	249,993
	Bank of America Corp.‡
500,000	2.456%, 10/22/25
	3 mo. SOFR + 1.13%	496,360
500,000	1.530%, 12/06/25^
	SOFR + 0.65%	493,030
250,000	1.658%, 03/11/27
	SOFR + 0.91%	236,830
250,000	0.981%, 09/25/25
	SOFR + 0.91%	248,250
1,000,000	Bank of Montreal
	5.203%, 02/01/28	1,016,390
1,000,000	Bank of Nova Scotia^
	5.250%, 06/12/28	1,019,100
1,000,000	Bank of NY Mellon Corp.‡
	4.414%, 07/24/26
	SOFR + 1.35%	991,830
500,000	Barclays, PLC‡
	5.304%, 08/09/26
	1 year CMT + 2.30%	499,480
250,000	BlackRock Funding, Inc.^
	4.600%, 07/26/27	251,572
500,000	Blackstone Private Credit Fund
	2.350%, 11/22/24	494,565
	Capital One Financial Corp.‡
500,000	4.985%, 07/24/26
	SOFR + 2.16%	497,730
500,000	2.636%, 03/03/26
	SOFR + 1.29%	491,400
250,000	Charles Schwab Corp.
	0.900%, 03/11/26	234,208
1,000,000	Chubb INA Holdings, LLC
	4.650%, 08/15/29	1,004,130
	Citigroup, Inc.‡
1,000,000	3.887%, 01/10/28
	3 mo. SOFR + 1.82%	975,900
500,000	2.014%, 01/25/26
	SOFR + 0.69%	491,550
500,000	Citizens Bank NA‡
	6.064%, 10/24/25
	SOFR + 1.45%	498,760
1,000,000	CNO Global Funding*
	1.650%, 01/06/25	982,120
750,000	Comerica, Inc.‡
	5.982%, 01/30/30
	SOFR + 2.16%	752,197
1,000,000	Cooperatieve Rabobank UA*‡
	4.655%, 08/22/28
	1 year CMT + 1.75%	989,990
1,000,000	Council Of Europe Development Bank
	3.750%, 05/25/26	988,300
330,000	Credit Acceptance Corp.*
	9.250%, 12/15/28	353,054
500,000	Credit Suisse AG/New York NY
	3.700%, 02/21/25	495,155
1,000,000	Danske Bank, A/S*‡
	4.298%, 04/01/28
	1 year CMT + 1.75%	981,680
1,250,000	Discover Financial Services
	4.100%, 02/09/27	1,218,862
1,000,000	DNB Bank, ASA*‡
	0.856%, 09/30/25
	1 year CMT + 0.33%	992,290
1,000,000	Enact Holdings, Inc.
	6.250%, 05/28/29	1,018,650
1,000,000	Essent Group, Ltd.
	6.250%, 07/01/29	1,021,000
	European Bank for Reconstruction & Development
1,250,000	0.500%, 11/25/25	1,185,562
1,000,000	0.500%, 05/19/25	965,770
1,000,000	European Investment Bank
	3.250%, 11/15/27	974,130
500,000	Fifth Third Bancorp^‡
	1.707%, 11/01/27
	SOFR + 0.69%	464,735
500,000	Fiserv, Inc.
	5.150%, 03/15/27	505,970
500,000	Goldman Sachs BDC, Inc.
	6.375%, 03/11/27	511,360
750,000	Goldman Sachs Group, Inc.‡
	0.855%, 02/12/26
	SOFR + 0.61%	731,722
735,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	769,494

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
450,000	HSBC Holdings, PLC‡
	2.999%, 03/10/26
	SOFR + 1.43%	$443,173
1,000,000	Huntington National Bank^‡
	5.699%, 11/18/25
	SOFR + 1.22%	999,260
1,000,000	Inter-American Development Bank^
	1.750%, 03/14/25	980,180
1,000,000	Inter-American Investment Corp.
	2.625%, 04/22/25	983,140
1,000,000	International Bank for Reconstruction & Development
	1.625%, 01/15/25	984,280
500,000	International Finance Corp.
	3.625%, 09/15/25	494,245
	JPMorgan Chase & Company‡
500,000	2.595%, 02/24/26
	SOFR + 0.92%	492,360
250,000	1.578%, 04/22/27
	SOFR + 0.89%	235,963
250,000	0.768%, 08/09/25
	SOFR + 0.49%	249,743
500,000	KeyBank NA^
	4.150%, 08/08/25	493,840
1,000,000	KfW
	1.250%, 01/31/25	980,970
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.750%, 02/15/28	989,380
300,000	1.000%, 10/01/26	279,927
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
	5.250%, 10/01/25	996,060
500,000	Lloyds Banking Group, PLC‡
	3.511%, 03/18/26
	1 year CMT + 1.60%	494,015
1,000,000	LPL Holdings, Inc.*
	4.625%, 11/15/27	975,250
500,000	Macquarie Group, Ltd.*‡
	1.201%, 10/14/25
	SOFR + 0.69%	495,505
250,000	Manufacturers & Traders Trust Company^
	4.650%, 01/27/26	247,603
	Metropolitan Life Global Funding I*
1,000,000	2.800%, 03/21/25	984,870
500,000	5.000%, 01/06/26	501,230
500,000	Mitsubishi UFJ Financial Group, Inc.‡
	5.063%, 09/12/25
	1 year CMT + 1.55%	499,735
500,000	Morgan Stanley‡
	4.952%, 01/14/28
	SOFR + 1.08%	501,025
500,000	Morgan Stanley^‡
	5.042%, 07/19/30
	SOFR + 1.22%	503,920
1,000,000	Mutual of Omaha Companies Global Funding*
	5.350%, 04/09/27	1,010,110
	Nasdaq, Inc.
750,000	5.350%, 06/28/28^	768,810
42,000	5.650%, 06/28/25	42,152
500,000	National Bank of Canada
	5.600%, 12/18/28	515,935
1,000,000	National Securities Clearing Corp.*
	5.150%, 05/30/25	998,960
500,000	NatWest Markets, PLC*
	1.600%, 09/29/26	465,855
	Nordea Bank Abp*
500,000	4.750%, 09/22/25	499,225
500,000	1.500%, 09/30/26	465,440
	Nordic Investment Bank
1,000,000	2.625%, 04/04/25	984,450
1,000,000	0.375%, 09/11/25	953,750
1,000,000	Nuveen, LLC*
	5.550%, 01/15/30	1,026,130
	Oesterreichische Kontrollbank, AG
1,000,000	3.625%, 09/09/27	983,370
1,000,000	1.500%, 02/12/25	981,050
500,000	OneMain Finance Corp.
	3.500%, 01/15/27	473,260
1,000,000	PayPal Holdings, Inc.
	2.650%, 10/01/26	959,100
	PNC Financial Services Group, Inc.
750,000	5.671%, 10/28/25‡
	SOFR + 1.09%	750,067
250,000	2.200%, 11/01/24	247,805
	Pricoa Global Funding I*
935,000	4.200%, 08/28/25	926,959
500,000	1.200%, 09/01/26	465,985
200,000	Principal Life Global Funding II*
	5.000%, 01/16/27	201,232
500,000	Prologis Targeted US Logistics Fund, LP*
	5.250%, 04/01/29	508,115
1,000,000	Prologis, LP
	4.875%, 06/15/28	1,009,930
	Radian Group, Inc.
1,000,000	4.500%, 10/01/24^	997,390
500,000	6.200%, 05/15/29	515,895
500,000	RLJ Lodging Trust, LP*
	3.750%, 07/01/26	477,875
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
	2.875%, 10/15/26	472,765
750,000	Royal Bank Of Canada
	6.000%, 11/01/27	780,255
250,000	Royal Bank of Canada
	0.875%, 01/20/26	236,313
	SBA Tower Trust*
500,000	1.631%, 05/15/51	460,993
250,000	1.840%, 04/15/27	228,314
200,000	1.884%, 07/15/50	190,460
190,000	2.836%, 01/15/50	187,353
	Skandinaviska Enskilda Banken, AB*
500,000	0.650%, 09/09/24	497,275
300,000	1.200%, 09/09/26	278,604
500,000	SLM Corp.
	3.125%, 11/02/26	474,115
500,000	Starwood Property Trust, Inc.*
	3.750%, 12/31/24	494,325
	State Street Corp.‡
500,000	5.751%, 11/04/26
	SOFR + 1.35%	504,040
500,000	2.354%, 11/01/25
	SOFR + 0.94%	496,180

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Svenska Handelsbanken, AB*
	3.650%, 06/10/25	$987,570
500,000	Synovus Bank
	5.625%, 02/15/28	494,285
	Toronto-Dominion Bank
500,000	3.766%, 06/06/25	494,425
250,000	1.200%, 06/03/26	234,543
250,000	0.750%, 01/06/26	236,275
1,000,000	Toyota Motor Credit Corp.^
	4.625%, 01/12/28	1,004,590
1,000,000	Truist Financial Corp.^‡
	5.900%, 10/28/26
	SOFR + 1.63%	1,007,890
1,000,000	US Bancorp^‡
	5.100%, 07/23/30
	SOFR + 1.25%	1,008,870
1,000,000	Ventas Realty, LP
	3.500%, 02/01/25	989,210
750,000	VICI Properties, LP / VICI Note Company, Inc.*
	3.500%, 02/15/25	740,670
		77,327,023
	Health Care (4.2%)
500,000	Amgen, Inc.
	5.250%, 03/02/25	499,605
1,000,000	Baxter International, Inc.
	1.322%, 11/29/24	986,010
1,000,000	Blue Cross & Blue Shield of Minnesota*
	3.790%, 05/01/25	985,360
250,000	Bristol-Myers Squibb Company^
	4.900%, 02/22/27	252,305
1,000,000	CVS Health Corp.
	5.000%, 02/20/26	999,560
1,000,000	Elevance Health, Inc.
	4.101%, 03/01/28	981,220
1,000,000	Gilead Sciences, Inc.
	1.200%, 10/01/27	901,440
250,000	Haleon UK Capital PLC
	3.125%, 03/24/25	246,255
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company*
	1.500%, 06/01/25	968,500
1,000,000	Illumina, Inc.
	5.800%, 12/12/25	1,006,890
1,000,000	IQVIA, Inc.
	5.700%, 05/15/28	1,025,740
	Laboratory Corp. of America Holdings
500,000	2.950%, 12/01/29	455,775
500,000	2.300%, 12/01/24	495,045
	McKesson Corp.
1,000,000	0.900%, 12/03/25	948,730
500,000	5.250%, 02/15/26	500,235
500,000	PerkinElmer, Inc.^
	0.850%, 09/15/24	497,310
750,000	Quest Diagnostics, Inc.
	3.500%, 03/30/25	740,797
750,000	Teva Pharmaceutical Finance Netherlands III, BV
	3.150%, 10/01/26	710,355
1,000,000	Thermo Fisher Scientific, Inc.^
	5.000%, 01/31/29	1,020,470
	UnitedHealth Group, Inc.
500,000	5.250%, 02/15/28	512,945
500,000	5.150%, 10/15/25	502,205
		15,236,752
	Industrials (7.1%)
500,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	511,360
1,000,000	AGCO Corp.
	5.450%, 03/21/27	1,013,780
	Air Lease Corp.
500,000	2.200%, 01/15/27	468,910
500,000	0.800%, 08/18/24	498,900
1,000,000	Amphenol Corp.
	5.050%, 04/05/27	1,010,790
410,000	Ball Corp.
	6.875%, 03/15/28	421,775
750,000	Beacon Roofing Supply, Inc.*
	4.500%, 11/15/26	728,752
466,000	Berry Global, Inc.*
	4.875%, 07/15/26	460,939
1,000,000	Canadian Pacific Railway Company^
	4.000%, 06/01/28	977,090
1,000,000	Cascades, Inc. / Cascades USA, Inc.*
	5.125%, 01/15/26	990,400
500,000	Clean Harbors, Inc.*
	4.875%, 07/15/27	489,705
416,666	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.500%, 10/20/25	414,125
250,000	GATX Corp.
	5.400%, 03/15/27	253,058
500,000	Graphic Packaging International, LLC*
	1.512%, 04/15/26	468,505
500,000	GXO Logistics, Inc.
	1.650%, 07/15/26	467,135
500,000	Harley-Davidson Financial Services, Inc.*^
	6.500%, 03/10/28	516,855
500,000	Herc Holdings, Inc.*
	6.625%, 06/15/29	510,925
1,000,000	Ingersoll Rand, Inc.
	5.400%, 08/14/28	1,025,050
500,000	Johnson Controls International, PLC / Tyco Fire and Security Finance SCA
	5.500%, 04/19/29	515,830
1,000,000	Leidos, Inc.
	3.625%, 05/15/25	985,660
1,000,000	Lennox International, Inc.
	5.500%, 09/15/28	1,025,760
1,000,000	Mohawk Industries, Inc.^
	5.850%, 09/18/28	1,038,700
1,000,000	Nordson Corp
	5.600%, 09/15/28	1,029,070
	Owens Corning
1,000,000	5.500%, 06/15/27	1,019,580
500,000	4.200%, 12/01/24	497,585
1,000,000	Parker-Hannifin Corp.
	4.250%, 09/15/27	986,750
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.*
	4.200%, 04/01/27	982,200
1,000,000	Ryder System, Inc.
	5.650%, 03/01/28	1,027,080

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Sealed Air Corp.*
389,000	6.125%, 02/01/28	$392,590
250,000	4.000%, 12/01/27	237,368
500,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	465,980
500,000	TransDigm, Inc.*
	6.375%, 03/01/29	509,695
1,000,000	Tyco Electronics Group SA
	4.500%, 02/13/26	997,500
1,000,000	Veralto Corp.*
	5.500%, 09/18/26	1,009,470
148,000	Verisk Analytics, Inc.
	4.000%, 06/15/25	146,440
500,000	WESCO Distribution, Inc.*
	6.375%, 03/15/29	507,295
	Williams Scotsman, Inc.*
723,000	6.125%, 06/15/25	724,200
500,000	6.625%, 06/15/29	509,530
		25,836,337
	Information Technology (4.4%)
1,000,000	Applied Materials, Inc.
	4.800%, 06/15/29	1,016,620
1,000,000	Autodesk, Inc.
	4.375%, 06/15/25	991,790
1,000,000	Booz Allen Hamilton, Inc.*
	3.875%, 09/01/28	949,200
715,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	695,016
	CDW, LLC / CDW Finance Corp.
500,000	5.500%, 12/01/24	499,210
300,000	4.125%, 05/01/25	296,175
500,000	CGI, Inc.
	1.450%, 09/14/26	464,450
250,000	Hewlett Packard Enterprise Company
	5.900%, 10/01/24	250,045
500,000	HP, Inc.
	1.450%, 06/17/26	469,980
	International Business Machines Corp.
1,000,000	4.500%, 02/06/26^	997,020
500,000	1.000%, 03/15/26	469,610
1,000,000	Intuit, Inc.
	5.250%, 09/15/26	1,014,650
1,000,000	Mercedes-Benz Finance North America, LLC*
	5.375%, 11/26/25	1,006,720
1,000,000	NetApp, Inc.
	1.875%, 06/22/25	969,870
1,000,000	NVIDIA Corp.^
	1.550%, 06/15/28	905,750
500,000	Open Text Corp.*
	6.900%, 12/01/27	519,080
1,000,000	Oracle Corp.
	2.650%, 07/15/26	959,410
750,000	PTC, Inc.*
	3.625%, 02/15/25	741,173
500,000	Roper Technologies, Inc.^
	4.200%, 09/15/28	490,735
	Take-Two Interactive Software, Inc.
500,000	5.000%, 03/28/26	500,770
500,000	3.550%, 04/14/25	493,260
	Texas Instruments, Inc.
500,000	4.600%, 02/15/28	503,215
250,000	1.125%, 09/15/26	233,110
750,000	VMware, Inc.
	1.000%, 08/15/24	748,552
		16,185,411
	Materials (1.6%)
250,000	Avery Dennison Corp.
	0.850%, 08/15/24	249,545
1,000,000	Genuine Parts Company
	1.750%, 02/01/25	981,350
1,000,000	Linde, Inc.
	4.700%, 12/05/25	999,770
500,000	Newmont Corp. / Newcrest Finance Pty, Ltd.*
	5.300%, 03/15/26	502,910
1,500,000	OCI, NV*^
	4.625%, 10/15/25	1,484,115
	Sherwin-Williams Company
500,000	3.450%, 06/01/27	483,185
200,000	4.250%, 08/08/25	198,370
1,000,000	Sonoco Products Company
	1.800%, 02/01/25	980,580
		5,879,825
	Other (0.9%)
2,000,000	Asian Development Bank
	2.750%, 01/19/28	1,913,860
1,000,000	Federation des Caisses Desjardins du Quebec*
	4.400%, 08/23/25	993,040
500,000	Gen Digital, Inc.*
	6.750%, 09/30/27	508,910
		3,415,810
	Real Estate (3.2%)
1,000,000	American Tower Corp.
	1.600%, 04/15/26	944,340
1,000,000	Boston Properties, LP
	6.750%, 12/01/27	1,040,750
1,000,000	Brixmor Operating Partnership, LP^
	4.125%, 06/15/26	983,820
1,000,000	Camden Property Trust
	5.850%, 11/03/26	1,025,010
1,000,000	Crown Castle, Inc.
	4.450%, 02/15/26	990,800
500,000	EPR Properties
	4.500%, 04/01/25	496,155
	Equinix, Inc.
500,000	1.000%, 09/15/25	477,825
250,000	1.250%, 07/15/25	240,528
500,000	Federal Realty Investment Trust
	1.250%, 02/15/26	471,605
750,000	Forestar Group, Inc.*
	3.850%, 05/15/26	725,467
1,000,000	Healthpeak OP LLC
	3.400%, 02/01/25	988,480
1,000,000	Public Storage
	5.125%, 01/15/29	1,024,800
1,000,000	Realty Income Corp.
	5.050%, 01/13/26	1,000,040
	Simon Property Group, LP
500,000	1.375%, 01/15/27	461,905
250,000	2.000%, 09/13/24	248,912

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
250,000	Welltower, Inc.
	4.000%, 06/01/25	$247,120
500,000	Weyerhaeuser Company
	4.750%, 05/15/26	499,145
		11,866,702
	Special Purpose Acquisition Company (0.3%)
1,000,000	New York Life Global Funding*
	3.600%, 08/05/25	986,360

	Utilities (2.3%)
250,000	AES Corp.
	1.375%, 01/15/26	236,945
1,000,000	Alliant Energy Finance, LLC*
	5.400%, 06/06/27	1,014,620
1,000,000	CMS Energy Corp.
	3.600%, 11/15/25	981,090
300,000	DPL, Inc.
	4.125%, 07/01/25	293,289
750,000	Enel Finance International, NV*
	2.650%, 09/10/24	747,420
300,000	Entergy Corp.
	0.900%, 09/15/25	286,782
500,000	Entergy Texas, Inc.
	1.500%, 09/01/26	466,930
1,000,000	National Rural Utilities Cooperative Finance Corp.
	5.450%, 10/30/25	1,006,620
1,000,000	NiSource, Inc.
	5.200%, 07/01/29	1,014,890
1,000,000	NSTAR Electric Company
	3.200%, 05/15/27	964,370
25,000	PPL Capital Funding, Inc.‡
	8.261%, 03/30/67
	3 mo. USD LIBOR + 2.67%	24,920
1,000,000	Sempra
	3.400%, 02/01/28	955,270
500,000	WEC Energy Group, Inc.
	5.000%, 09/27/25	499,510
		8,492,656
	Total Corporate Bonds
	(Cost $210,078,729)	209,795,353

U.S. Government and Agency Securities (5.6%)
1,000,000	Federal Home Loan Mortgage Corp.
	4.000%, 11/25/24	995,970
	United States Treasury Note
12,015,000	4.250%, 02/28/29^	12,175,044
3,000,000	3.625%, 03/31/28	2,962,148
2,500,000	4.000%, 06/30/28	2,501,855
1,750,000	4.125%, 07/31/28	1,759,639
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $20,194,581)	20,394,656

Sovereign Bonds (1.8%)
1,000,000	Development Bank of Japan, Inc.*
	5.125%, 09/01/26	1,012,180
	Export Development Canada
1,000,000	3.375%, 08/26/25	986,750
500,000	3.875%, 02/14/28	496,345
1,000,000	Japan Bank for International Cooperation^
	4.250%, 04/27/26	993,770
	Kommunalbanken, A/S*
500,000	0.500%, 01/13/26	471,620
200,000	4.500%, 09/01/28	202,680
1,000,000	Kommuninvest I Sverige AB*
	4.250%, 12/10/25	994,590
	Svensk ExportKredit AB
1,000,000	4.125%, 06/14/28	997,180
500,000	3.625%, 09/03/24	499,125
	Total Sovereign Bonds
	(Cost $6,688,634)	6,654,240

Bank Loans (10.0%) ¡
	Airlines (0.4%)
997,500	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	1,002,024
352,500	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	365,123
		1,367,147
	Communication Services (1.5%)
895,430	APi Group DE, Inc.‡
	7.347%, 01/03/29
	1 mo. SOFR + 2.00%	899,025
555,766	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	559,407
974,205	Go Daddy Operating Company, LLC‡
	7.344%, 11/09/29
	1 mo. SOFR + 2.00%	977,429
1,000,000	Match Group, Inc.‡
	7.244%, 02/13/27
	3 mo. SOFR + 1.75%	1,000,000
590,437	Nexstar Broadcasting, Inc.‡
	7.958%, 09/18/26
	1 mo. SOFR + 2.50%	593,150
500,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	500,415
1,000,000	Virgin Media Bristol, LLC‡
	7.943%, 01/31/28
	1 mo. SOFR + 2.50%	965,490
		5,494,916
	Consumer Discretionary (2.9%)
1,042,058	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	1,048,858
960,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	966,297
478,535	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	480,928
766,876	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	773,226

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
995,000	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	$997,696
493,750	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	496,066
997,500	Installed Building Products, Inc.‡
	7.344%, 03/28/31
	1 mo. SOFR + 2.00%	1,005,141
1,000,000	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	1,006,250
997,500	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	1,005,605
968,715	Murphy USA, Inc.‡
	7.208%, 01/31/28
	1 mo. SOFR + 1.75%	973,409
486,216	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	483,378
1,000,000	Six Flags Entertainment Corp.‡
	7.343%, 05/01/31
	1 mo. SOFR + 2.00%	1,003,750
298,960	SkyMiles IP, Ltd.‡
	9.032%, 10/20/27
	3 mo. SOFR + 3.75%	306,196
		10,546,800
	Consumer Staples (0.3%)
995,161	Organon & Company‡
	7.835%, 05/19/31
	1 mo. SOFR + 2.50%	1,000,759

	Energy (0.5%)
997,500	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	999,485
992,462	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	999,906
		1,999,391
	Financials (0.5%)
997,368	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	995,813
874,320	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	876,816
		1,872,629
	Health Care (0.6%)
183,765	Avantor Funding, Inc.‡
	7.444%, 11/08/27
	1 mo. SOFR + 2.00%	185,181
964,963	DaVita, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	965,074
747,357	Elanco Animal Health, Inc.‡
	7.193%, 08/01/27
	1 mo. SOFR + 1.75%	747,372
276,636	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	278,679
68,924	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	69,433
		2,245,739
	Industrials (1.2%)
995,000	Beacon Roofing Supply, Inc.‡
	7.344%, 05/19/28
	1 mo. SOFR + 2.00%	1,000,358
985,056	Charter Communications Operating, LLC‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	990,597
975,000	JELD-WEN, Inc.‡
	7.458%, 07/28/28
	1 mo. SOFR + 2.00%	979,144
500,000	Uber Technologies, Inc.!
	0.000%, 03/03/30	503,203
992,513	Vertiv Group Corp.‡
	7.337%, 03/02/27
	1 mo. SOFR + 2.00%	997,063
		4,470,365
	Information Technology (1.3%)
1,064,525	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	1,069,049
997,500	KBR, Inc.‡
	7.594%, 01/17/31
	1 mo. SOFR + 2.25%	999,994
711,563	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	715,003
868,043	TTM Technologies, Inc.‡
	8.093%, 05/30/30
	1 mo. SOFR + 2.75%	870,213
985,069	ZoomInfo, LLC‡
	7.094%, 02/28/30
	1 mo. SOFR + 1.75%	987,226
		4,641,485
	Materials (0.8%)
1,076,382	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.335%, 12/20/29
	3 mo. SOFR + 2.00%	1,081,764
989,577	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	990,403
990,019	H.B. Fuller Company‡
	7.344%, 02/15/30
	1 mo. SOFR + 2.00%	992,494
		3,064,661
	Total Bank Loans
	(Cost $36,569,913)	36,703,892

Asset Backed Securities (19.4%)
	Communication Services (0.5%)
1,000,000	T-Mobile U.S. Trust Series 2022-1A, Class A*
	4.910%, 05/22/28	997,029

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Verizon Master Trust Series 2021-2, Class B
	1.280%, 04/20/28	$990,087
		1,987,116
	Consumer Discretionary (0.8%)
1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2023-3A, Class A*
	5.440%, 02/22/28	1,510,906
500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-2A, Class A*
	3.350%, 09/22/25	498,817
1,000,000	Octane Receivables Trust Series 2024-2A, Class A2*
	5.800%, 07/20/32	1,005,437
		3,015,160
	Financials (8.8%)
2,000,000	American Express Credit Account Master Trust Series 2021-1, Class A
	0.900%, 11/15/26	1,973,596
2,000,000	Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3
	1.040%, 11/15/26	1,974,479
779,687	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3
	3.170%, 04/15/27	767,695
281,783	Commonbond Student Loan Trust Series 2017-B-GS, Class A1*
	2.680%, 09/25/42	261,946
104,461	Commonbond Student Loan Trust Series 2018-C-GS, Class A1*
	3.870%, 02/25/46	99,481
352,920	Commonbond Student Loan Trust Series 2019-A-GS, Class A1*
	2.540%, 01/25/47	315,655
570,722	Commonbond Student Loan Trust Series 2021-B-GS, Class A*
	1.170%, 09/25/51	487,871
138,268	Credit Acceptance Auto Loan Trust Series 2021-4, Class A*
	1.260%, 10/15/30	137,306
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A*
	5.680%, 03/15/34	2,017,651
1,500,000	Dell Equipment Finance Trust Series 2022-2, Class B*
	4.400%, 07/22/27	1,489,608
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A
	3.320%, 05/15/27	1,478,251
730,163	ELFI Graduate Loan Program, LLC Series 2021-A, Class A*
	1.530%, 12/26/46	637,680
959,136	ELFI Graduate Loan Program, LLC Series 2022-A, Class A*
	4.510%, 08/26/47	932,146
327,281	Enterprise Fleet Financing, LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	328,437
1,500,000	Enterprise Fleet Financing, LLC Series 2024-2, Class A3*
	5.610%, 04/20/28	1,528,574
1,250,000	Hertz Vehicle Financing LLC Series 2021-1A, Class A*
	1.210%, 12/26/25	1,236,552
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3*
	5.280%, 01/18/28	1,006,091
646,672	MMAF Equipment Finance LLC Series 2017-B, Class A5*
	2.720%, 06/15/40	639,823
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3*
	5.540%, 12/13/29	2,031,182
1,140,119	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2*
	2.120%, 01/15/69	1,063,612
391,695	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A*
	0.870%, 07/14/28	381,364
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B*
	1.260%, 07/14/28	736,997
1,302,875	Oscar US Funding XII, LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	1,266,444
44,550	Pawneee Equipment Receivables, LLC Series 2021-1, Class A2*
	1.100%, 07/15/27	44,216
1,447,305	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	1,444,988
168,413	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3*
	3.960%, 04/15/26	167,845
1,500,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4*
	4.180%, 12/15/28	1,486,511
2,000,000	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3*
	5.790%, 01/22/29	2,020,284
792,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	737,926
958,946	SoFi Professional Loan Program Trust Series 2020-C, Class AFX*
	1.950%, 02/15/46	886,718
548,164	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX*
	3.600%, 02/25/48	535,835
2,000,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A*
	4.930%, 06/25/36	2,024,752
		32,141,516
	Health Care (0.1%)
314,586	DT Auto Owner Trust Series 2022-2A, Class B*
	4.220%, 01/15/27	314,025

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Industrials (0.3%)
1,000,000	John Deere Owner Trust Series 2021-B, Class A4
	0.740%, 05/15/28	$968,505

	Other (8.6%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	1,864,605
500,000	American Express Credit Account Master Trust Series 2023-2, Class A
	4.800%, 05/15/30	506,213
321,816	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	321,604
800,000	Amur Equipment Finance Receivables XIII, LLC - Class A2, Series 2024-1A*
	5.380%, 01/21/31	801,918
1,000,000	BA Credit Card Trust Series 2022-A1, Class A1
	3.530%, 11/15/27	986,370
330,000	CCG Receivables Trust Series 2021-2, Class B*
	1.270%, 03/14/29	320,152
1,000,000	CCG Receivables Trust Series 2023-1, Class B*
	5.990%, 09/16/30	1,016,909
1,000,000	CCG Receivables Trust Series 2023-1, Class C*
	6.280%, 09/16/30	1,021,962
1,163,333	CLI Funding VI, LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	1,062,178
686,833	Daimler Trucks Retail Trust Series 2022-1, Class A3
	5.230%, 02/17/26	685,658
2,000,000	DLLAD, LLC Series 2023-1A, Class A3*
	4.790%, 01/20/28	1,991,963
1,458,750	Domino's Pizza Master Issuer, LLC Series 2021-1A, Class A21*
	2.662%, 04/25/51	1,317,657
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A***
	4.870%, 08/15/36	2,019,357
1,000,000	HPEFS Equipment Trust - Class B,Series 2024-1A*
	5.180%, 05/20/31	1,000,076
1,250,000	HPEFS Equipment Trust Series 2022-1A, Class B*
	1.790%, 05/21/29	1,244,165
250,000	HPEFS Equipment Trust Series 2022-2A, Class B*
	4.200%, 09/20/29	247,641
1,000,000	Kubota Credit Owner Trust Series 2023-1A, Class A3*
	5.020%, 06/15/27	998,030
1,167,000	MetroNet Infrastructure Issuer, LLC Series 2022-1A, Class A2*
	6.350%, 10/20/52	1,193,437
400,000	MetroNet Infrastructure Issuer, LLC Series 2024-1A, Class A2*
	6.230%, 04/20/54	411,123
140,213	MVW Owner Trust Series 2019-1A, Class A*
	2.890%, 11/20/36	137,512
1,500,000	NextGear Floorplan Master Owner Trust Series 2023 - 1A, Class A2*
	5.740%, 03/15/28	1,514,505
680,476	OCCU Auto Receivables Trust Series 2023-1A, Class A2*
	6.230%, 04/15/27	682,640
2,000,000	Post Road Equipment Finance, LLC Series 2024-1A, Class A2*
	5.590%, 11/15/29	2,001,690
90,773	SCF Equipment Leasing, LLC Series 2021-1A, Class A3*
	0.830%, 08/21/28	90,059
1,001,486	SCF Equipment Leasing, LLC Series 2022-1A, Class A3*
	2.920%, 07/20/29	988,820
74,434	SoFi Consumer Loan Program Trust 2023-1S, Class A*
	5.810%, 05/15/31	74,426
992,917	SVC ABS, LLC Series 2023-1A, Class A*
	5.150%, 02/20/53	969,905
589,097	USAA Auto Owner Trust Series 2022-A, Class A3*
	4.860%, 11/16/26	587,529
2,000,000	USAA Auto Owner Trust Series 2024-A, Class A3*
	5.030%, 03/15/29	2,007,976
1,000,000	Veridian Auto Receivables Trust Series 2023-1A, Class A3*
	5.560%, 03/15/28	1,003,322
1,000,000	Verizon Master Trust Series 2023-1, Class A
	4.490%, 01/22/29	993,951
1,670,676	World Omni Auto Receivables Trust Series 2022-B, Class A3
	3.250%, 07/15/27	1,649,457
		31,712,810
	Utilities (0.3%)
1,010,966	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3
	3.060%, 02/15/27	998,424
	Total Asset Backed Securities
	(Cost $71,690,446)	71,137,556

Municipal Obligations (4.1%)
	Consumer Discretionary (0.2%)
300,000	Washington State Housing Finance Commission
	5.345%, 12/01/27	309,167
200,000	Washington State Housing Finance Commission
	5.285%, 06/01/27	204,848
		514,015
	Other (3.7%)
100,000	Alaska Housing Finance Corp.
	4.808%, 06/01/27	100,856
250,000	Armada Area Schools
	0.950%, 05/01/25	242,513

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
155,000	City of Auburn CA
	0.961%, 06/01/25	$149,640
280,000	City of Mishawaka IN
	4.680%, 02/15/26	279,656
205,000	City of Mishawaka IN
	4.700%, 08/15/26	205,487
120,000	City of Omaha NE
	0.983%, 04/15/26	112,858
500,000	City of Wheaton IL
	0.786%, 12/01/24	492,729
500,000	Colorado Housing & Finance Authority
	5.452%, 11/01/27	515,498
500,000	Colorado Housing & Finance Authority
	5.402%, 05/01/27	512,338
300,000	Colorado Housing & Finance Authority
	1.650%, 11/01/25	288,808
75,000	Colorado Housing & Finance Authority
	0.858%, 11/01/24	74,195
895,000	Connecticut Housing Finance Authority
	0.974%, 11/15/25	844,982
250,000	Corona-Norco Unified School District
	1.000%, 09/01/25	239,816
250,000	Cypress-Fairbanks Independent School District
	5.000%, 02/15/25	249,744
135,000	East Montgomery County Improvement District
	1.550%, 08/15/26	127,136
175,000	Encinitas Public Financing Authority
	1.020%, 10/01/25	167,227
175,000	Encinitas Public Financing Authority
	0.790%, 10/01/24	173,619
400,000	Fairfield Facilities Corp.
	2.000%, 09/01/24	398,860
440,000	Florida Housing Finance Corp.
	5.077%, 07/01/26	442,658
215,000	Florida Housing Finance Corp.
	5.086%, 01/01/27	217,012
195,000	Florida Housing Finance Corp.
	5.136%, 07/01/27	197,492
250,000	Galveston Independent School District
	5.000%, 02/01/25	249,850
250,000	Indiana Housing & Community Development Authority
	5.065%, 01/01/27	253,505
175,000	Indiana Housing & Community Development Authority
	5.095%, 07/01/26	176,854
160,000	Indiana Housing & Community Development Authority
	5.095%, 01/01/26	160,864
505,000	Iowa Finance Authority
	5.502%, 07/01/28	524,429
350,000	Iowa Finance Authority
	5.412%, 07/01/27	359,354
125,000	Lakeside Fire Protection District
	1.620%, 08/01/24	125,000
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
	1.737%, 10/01/25	677,886
295,000	Minnesota Housing Finance Agency
	5.113%, 01/01/26	294,757
450,000	Nevada Housing Division
	5.268%, 04/01/27	458,937
435,000	Nevada Housing Division
	5.338%, 10/01/27	446,510
250,000	Nevada Housing Division
	5.251%, 10/01/26	253,742
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	3.430%, 08/01/26	381,467
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	1.250%, 05/01/26	367,716
255,000	New York State Dormitory Authority
	2.438%, 02/15/26	246,797
150,000	Pharr San Juan Alamo Independent School District TX
	5.000%, 02/01/25	149,940
400,000	Regional Transportation Authority
	3.000%, 06/01/25	393,657
265,000	Sallisaw Municipal Authority
	1.420%, 09/01/24	264,091
155,000	State of Hawaii
	1.033%, 08/01/25	149,182
250,000	Thornapple Kellogg School District
	0.930%, 05/01/25	242,319
525,000	Town of Stratford CT
	0.956%, 08/01/24	525,001
145,000	Victor Valley Community College District
	2.878%, 08/01/26	141,044
170,000	Westminster Public Schools
	0.906%, 12/01/26	156,628
125,000	Wichita Falls 4B Sales Tax Corp.
	1.049%, 09/01/25	119,922
340,000	Williamston Community Schools School District
	1.050%, 05/01/25	329,850
		13,482,426
	Sovereign Bonds (0.1%)
250,000	City of Carmel IN Waterworks Revenue
	4.966%, 05/01/28	251,982

	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue
	4.300%, 10/01/26	502,738
	Total Municipal Obligations
	(Cost $14,752,055)	14,751,161

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Residential Mortgage Backed Securities (0.9%)
683,832	BANK Series 2019-BN16, Class A2
	3.933%, 02/15/52	$672,056
1,000,000	GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A*‡
	4.322%, 09/10/38	979,538
1,369,159	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡
	2.500%, 09/25/51	1,210,561
544,411	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡
	2.500%, 04/25/52	479,545
29,180	Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class A2
	2.678%, 04/15/50	29,029
	Total Residential Mortgage Backed Securities
	(Cost $3,579,468)	3,370,729

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.1%)
11,393,065	State Street Navigator Securities Lending Government Money Market Portfolio, 5.317%†***
	(Cost $11,393,065)	11,393,065

	TOTAL INVESTMENTS (102.2%)
	(Cost $374,946,891)	374,200,652
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.1%)		(11,393,065)
OTHER ASSETS, LESS LIABILITIES (0.9%)		3,438,960
NET ASSETS (100.0%)		$366,246,547

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2024.
***	The rate disclosed is the 7 day net yield as of July 31, 2024.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 20,000,000	U.S. Treasury Note 5-Year	Sep 2024	$21,578,125	$454,191

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 3):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$209,795,353	$—	$209,795,353
U.S. Government and Agency Securities	—	20,394,656	—	20,394,656
Sovereign Bonds	—	6,654,240	—	6,654,240
Bank Loans	—	36,703,892	—	36,703,892
Asset Backed Securities	—	71,137,556	—	71,137,556
Municipal Obligations	—	14,751,161	—	14,751,161
Residential Mortgage Backed Securities	—	3,370,729	—	3,370,729
Investment of Cash Collateral For Securities Loaned	—	11,393,065	—	11,393,065
Futures Contracts	454,191	—	—	454,191
Total	$454,191	$374,200,652	$—	$374,654,843

See accompanying Notes to Schedule of Investments

11

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund , International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds’ investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2024, any outstanding forward foreign currency contracts, if any, are listed on each Fund’s Schedule of Investments.

Note 2 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 3 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.